Portfolio of Investments September 30, 2025
Balanced

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—94.7%(a)
FIXED INCOME—47.7%
3,592,328 (b)
Nuveen Life Core Bond Fund $ 33,049,420
TOTAL FIXED INCOME 33,049,420
INTERNATIONAL EQUITY—9.9%
596,427 (b)
Nuveen Life International Equity Fund 6,846,978
TOTAL INTERNATIONAL EQUITY 6,846,978
U.S. EQUITY—37.1%
280,223 (b)
Nuveen Life Core Equity Fund 6,050,013
253,751 (b)
Nuveen Life Growth Equity Fund 6,422,432
269,466 (b)
Nuveen Life Large Cap Value Fund 5,432,425
96,893 (b)
Nuveen Life Real Estate Securities Select Fund 1,318,714
79,978 (b)
Nuveen Life Small Cap Equity Fund 1,211,662
103,307 (b)
Nuveen Life Stock Index Fund 5,265,551
TOTAL U.S. EQUITY 25,700,797
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $52,278,490) 65,597,195
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$65,000 (c) Fixed Income Clearing Corporation 4 .200% 10/01/25 65,000
TOTAL REPURCHASE AGREEMENT 65,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,000) 65,000
TOTAL INVESTMENTS—94.8%
(Cost $52,343,490) 65,662,195
OTHER ASSETS & LIABILITIES, NET—5.2% 3,595,651
NET ASSETS—100.0% $ 69,257,846
(a) The Fund invests its assets in the affiliated Nuveen Life Funds.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $65,008 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 7/15/31, valued at $66,489.

Balanced

Portfolio of Investments September 30, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Affiliated investment companies $65,597,195 $— $— $65,597,195
Short-term investments — 65,000 — 65,000
Total $65,597,195 $65,000 $— $65,662,195
1 1 1 1 1

Portfolio of Investments September 30, 2025
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.9%
BANK LOAN OBLIGATIONS - 1.5%
CAPITAL GOODS - 0.0%
$ 93,641 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.250%) 6.252% 03/22/30 $ 93,654
TOTAL CAPITAL GOODS 93,654
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
143,553 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.500%) 6.742 10/16/31 144,451
61,642 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6.558 11/08/32 61,675
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 206,126
CONSUMER SERVICES - 0.1%
36,748 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.913 09/23/30 36,672
17,759 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.913 01/31/31 17,670
156,657 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.502 11/30/29 141,108
TOTAL CONSUMER SERVICES 195,450
ENERGY - 0.0%
19,449 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 6.416 10/05/28 19,468
TOTAL ENERGY 19,468
FINANCIAL SERVICES - 0.0%
39,094 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5.913 06/24/31 39,108
TOTAL FINANCIAL SERVICES 39,108
FOOD, BEVERAGE & TOBACCO - 0.0%
56,380 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.252 03/31/28 56,434
TOTAL FOOD, BEVERAGE & TOBACCO 56,434
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
88,717 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M + 3.500%) 7.634 09/20/32 88,844
34,889 (a) ICU Medical, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.250%) 6.457 01/08/29 35,007
81,349 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6.163 10/23/28 81,430
82,500 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6.663 11/15/28 82,664
506,488 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6.663 12/19/30 507,437
TOTAL HEALTH CARE EQUIPMENT & SERVICES 795,382
INSURANCE - 0.4%
99,250 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6.666 09/19/31 99,084
428,729 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.913 06/16/31 429,612
84,469 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6.575 06/20/30 84,688
98,993 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 6.163 09/15/31 99,148
136,984 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6.663 07/31/31 136,962
37,451 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.252 11/23/29 37,445
TOTAL INSURANCE 886,939
MATERIALS - 0.1%
45,410 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7.338 04/13/29 45,400
46,657 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 6.308 06/12/31 46,679
89,550 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8.413 10/07/31 77,536
14,582 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.413 03/03/31 14,529
TOTAL MATERIALS 184,144
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
46,171 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 6.913 01/31/30 46,364
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 46,364
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
124,688 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6.753 11/13/31 124,653
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 124,653
SOFTWARE & SERVICES - 0.2%
34,347 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 34,331
37,628 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.663 05/30/31 37,718
148,500 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7.413 06/17/31 148,532
14,406 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10.540 05/15/28 14,604
74,970 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7.040 05/15/28 33,830
56,751 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.810 02/10/31 56,758
TOTAL SOFTWARE & SERVICES 325,773
TRANSPORTATION - 0.0%
76,531 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6.166 03/21/31 76,651

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 34,495 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.075% 10/20/27 $ 34,582
TOTAL TRANSPORTATION 111,233
UTILITIES - 0.1%
161,645 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 162,078
TOTAL UTILITIES 162,078
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,265,287) 3,246,806
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.5%
AUTOMOBILES & COMPONENTS - 0.4%
5,000 Dana, Inc 5.375 11/15/27 4,993
25,000 Dana, Inc 4.250 09/01/30 24,759
50,000 General Motors Financial Co, Inc 6.050 10/10/25 50,018
150,000 General Motors Financial Co, Inc 4.900 10/06/29 151,734
75,000 General Motors Financial Co, Inc 5.850 04/06/30 78,441
300,000 General Motors Financial Co, Inc 5.600 06/18/31 310,467
100,000 (b) Goodyear Tire & Rubber Co 5.250 04/30/31 94,500
150,000 (c) ZF North America Capital, Inc 6.875 04/14/28 152,075
TOTAL AUTOMOBILES & COMPONENTS 866,987
BANKS - 6.8%
150,000 (b),(c) Banco Bradesco S.A. 6.500 01/22/30 158,250
200,000 (c),(d),(e) Banco del Estado de Chile 7.950 N/A 213,362
200,000 (c) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.621 12/10/29 208,102
200,000 (d),(e) Banco Santander S.A. 9.625 N/A 241,205
200,000 (e) Bancolombia S.A. 8.625 12/24/34 215,972
200,000 (c) Bangkok Bank PCL 3.466 09/23/36 181,800
200,000 (c),(e) Bank Leumi Le-Israel BM 3.275 01/29/31 198,250
1,000,000 Bank of America Corp 2.592 04/29/31 926,687
300,000 Bank of America Corp 5.288 04/25/34 310,386
150,000 Bank of America Corp 5.511 01/24/36 156,797
475,000 Bank of America Corp 5.744 02/12/36 493,510
475,000 Bank of America Corp 2.676 06/19/41 350,034
290,000 (d) Bank of America Corp 6.625 N/A 301,742
175,000 (d) Bank of New York Mellon Corp 6.300 N/A 180,047
200,000 Barclays plc 5.367 02/25/31 206,231
200,000 Barclays plc 3.330 11/24/42 154,478
200,000 (d),(e) Barclays plc 9.625 N/A 227,052
400,000 (c),(d),(e) BNP Paribas S.A. 7.450 N/A 417,499
850,000 CitiBank NA 4.914 05/29/30 873,317
150,000 Citigroup, Inc 3.200 10/21/26 148,752
125,000 Citigroup, Inc 4.300 11/20/26 125,198
50,000 Citigroup, Inc 4.450 09/29/27 50,204
30,000 Citigroup, Inc 4.125 07/25/28 29,970
100,000 Citigroup, Inc 4.542 09/19/30 100,465
140,000 Citigroup, Inc 2.572 06/03/31 128,812
175,000 (d) Citigroup, Inc 7.625 N/A 183,725
100,000 (d) Citigroup, Inc 4.000 N/A 99,611
250,000 (c) Credit Agricole S.A. 5.222 05/27/31 256,458
200,000 (c),(d),(e) Credit Agricole S.A. 7.125 N/A 204,239
200,000 (c),(d),(e) Credit Agricole S.A. 8.125 N/A 201,331
150,000 Deutsche Bank AG. 5.371 09/09/27 153,739
150,000 Deutsche Bank AG. 6.819 11/20/29 160,449
125,000 Deutsche Bank AG. 4.999 09/11/30 126,790
200,000 (b),(d),(e) HSBC Holdings plc 6.950 N/A 210,184
200,000 (d),(e) HSBC Holdings plc 8.000 N/A 211,865
200,000 (d),(e) ING Groep NV 7.000 N/A 206,215
125,000 JPMorgan Chase & Co 4.323 04/26/28 125,309
400,000 JPMorgan Chase & Co 5.581 04/22/30 417,795
275,000 JPMorgan Chase & Co 3.702 05/06/30 270,270
250,000 JPMorgan Chase & Co 5.140 01/24/31 258,183
75,000 JPMorgan Chase & Co 1.953 02/04/32 66,298

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.8% (continued)
$ 125,000 JPMorgan Chase & Co 4.912% 07/25/33 $ 127,463
650,000 JPMorgan Chase & Co 5.350 06/01/34 677,272
100,000 JPMorgan Chase & Co 6.254 10/23/34 110,193
200,000 JPMorgan Chase & Co 5.766 04/22/35 213,077
500,000 (b) JPMorgan Chase & Co 5.572 04/22/36 527,012
150,000 JPMorgan Chase & Co 5.576 07/23/36 155,502
50,000 JPMorgan Chase & Co 2.525 11/19/41 36,189
250,000 JPMorgan Chase & Co 3.157 04/22/42 194,996
175,000 (d) JPMorgan Chase & Co 6.875 N/A 184,320
160,000 (d) JPMorgan Chase & Co 3.650 N/A 158,246
250,000 (d) M&T Bank Corp 3.500 N/A 240,890
250,000 Morgan Stanley Private Bank NA 4.734 07/18/31 253,733
125,000 PNC Financial Services Group, Inc 5.575 01/29/36 130,425
125,000 (d) PNC Financial Services Group, Inc 6.200 N/A 127,076
200,000 (d) Truist Financial Corp 4.950 N/A 199,177
100,000 US Bancorp 4.839 02/01/34 100,438
375,000 Wells Fargo & Co 2.393 06/02/28 364,539
100,000 Wells Fargo & Co 6.303 10/23/29 105,916
450,000 Wells Fargo & Co 5.605 04/23/36 472,253
250,000 (d) Wells Fargo & Co 3.900 N/A 247,572
125,000 (b),(d) Wells Fargo & Co 7.625 N/A 133,803
TOTAL BANKS 14,510,675
CAPITAL GOODS - 1.3%
450,000 Boeing Co 2.196 02/04/26 446,592
75,000 Boeing Co 5.705 05/01/40 76,529
625,000 Boeing Co 5.805 05/01/50 624,415
50,000 (c) Chart Industries, Inc 7.500 01/01/30 52,037
60,000 Embraer Netherlands Finance BV 5.980 02/11/35 63,653
350,000 Honeywell International, Inc 5.000 03/01/35 355,831
150,000 L3Harris Technologies, Inc 5.400 07/31/33 156,351
175,000 Raytheon Technologies Corp 4.125 11/16/28 174,865
50,000 Raytheon Technologies Corp 2.250 07/01/30 45,794
150,000 Raytheon Technologies Corp 6.000 03/15/31 161,907
200,000 (c) Sisecam UK plc 8.625 05/02/32 208,827
200,000 (c) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 215,965
80,000 (c) TransDigm, Inc 6.875 12/15/30 82,891
15,000 (c) WESCO Distribution, Inc 7.250 06/15/28 15,195
55,000 (c) Windsor Holdings III LLC 8.500 06/15/30 58,141
TOTAL CAPITAL GOODS 2,738,993
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
40,000 (c) ADT Corp 4.875 07/15/32 38,738
15,000 (c) ASGN, Inc 4.625 05/15/28 14,724
200,000 (c) Bidvest Group UK plc 6.200 09/17/32 201,284
200,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 212,179
11,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 11,045
26,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 25,274
70,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 69,938
75,000 Verisk Analytics, Inc 4.500 08/15/30 75,225
100,000 Verisk Analytics, Inc 5.250 03/15/35 101,944
75,000 Verisk Analytics, Inc 3.625 05/15/50 55,982
200,000 Waste Management, Inc 4.950 03/15/35 202,997
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,009,330
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
25,000 (c) Asbury Automotive Group, Inc 4.625 11/15/29 24,262
50,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 48,012
75,000 AutoNation, Inc 5.890 03/15/35 77,505
32,000 Kohl's Corp 4.625 05/01/31 25,262
80,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 78,380
40,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 42,304
45,000 (c) Lithia Motors, Inc 4.625 12/15/27 44,557
50,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 50,048
38,000 (c) Magic Mergeco, Inc 5.250 05/01/28 34,976

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 125,000 O'Reilly Automotive, Inc 3.600% 09/01/27 $ 123,886
250,000 O'Reilly Automotive, Inc 1.750 03/15/31 217,906
200,000 (c) Prosus NV 4.193 01/19/32 191,752
75,000 Walmart, Inc 4.350 04/28/30 76,231
15,000 (c) Wand NewCo 3, Inc 7.625 01/30/32 15,804
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,050,885
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6.375 09/15/27 50,682
TOTAL CONSUMER DURABLES & APPAREL 50,682
CONSUMER SERVICES - 0.2%
150,000 (c) Churchill Downs, Inc 6.750 05/01/31 153,728
6,000 (c) Hilton Domestic Operating Co, Inc 5.750 05/01/28 6,008
74,000 (c) Hilton Domestic Operating Co, Inc 3.625 02/15/32 67,718
60,000 (c) International Game Technology plc 6.250 01/15/27 60,564
20,000 (c) Light & Wonder International, Inc 7.500 09/01/31 20,799
25,000 (c) Marriott Ownership Resorts, Inc 4.500 06/15/29 24,124
TOTAL CONSUMER SERVICES 332,941
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000 (c) Albertsons Cos, Inc 6.500 02/15/28 71,103
75,000 Kroger Co 5.000 09/15/34 75,637
100,000 Kroger Co 5.500 09/15/54 97,466
75,000 SYSCO Corp 5.400 03/23/35 77,505
100,000 SYSCO Corp 3.150 12/14/51 66,922
175,000 Walmart, Inc 4.500 04/15/53 156,743
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 545,376
ENERGY - 3.2%
100,000 (c) Antero Midstream Partners LP 6.625 02/01/32 102,993
19,000 (c) Archrock Partners LP 6.250 04/01/28 19,026
200,000 BP Capital Markets America, Inc 5.227 11/17/34 206,577
250,000 Cheniere Energy Partners LP 4.000 03/01/31 241,092
150,000 Cheniere Energy Partners LP 3.250 01/31/32 136,652
150,000 Cheniere Energy Partners LP 5.750 08/15/34 155,938
35,000 (c) Civitas Resources, Inc 8.375 07/01/28 36,279
40,000 (c) Civitas Resources, Inc 8.750 07/01/31 40,980
65,000 (c) CNX Resources Corp 7.250 03/01/32 67,433
35,000 (c) DT Midstream, Inc 4.125 06/15/29 34,148
30,000 (c) DT Midstream, Inc 4.375 06/15/31 28,993
45,000 Ecopetrol S.A. 6.875 04/29/30 46,113
200,000 Ecopetrol S.A. 4.625 11/02/31 179,385
250,000 Enbridge, Inc 5.700 03/08/33 263,089
150,000 Enbridge, Inc 8.500 01/15/84 171,557
25,000 Energy Transfer LP 5.400 10/01/47 22,884
125,000 Energy Transfer LP 5.000 05/15/50 107,000
250,000 Energy Transfer LP 5.950 05/15/54 242,107
100,000 Enterprise Products Operating LLC 4.200 01/31/50 81,574
25,000 Enterprise Products Operating LLC 3.300 02/15/53 17,019
25,000 (c) EQT Corp 3.125 05/15/26 24,771
93,000 EQT Corp 4.500 01/15/29 93,013
35,000 EQT Corp 6.375 04/01/29 36,294
150,000 Expand Energy Corp 5.700 01/15/35 154,172
200,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 176,166
50,000 Genesis Energy LP 8.250 01/15/29 52,146
10,000 (c) Hilcorp Energy I LP 5.750 02/01/29 9,851
25,000 (c) Hilcorp Energy I LP 6.000 04/15/30 24,569
9,000 (c) Hilcorp Energy I LP 6.000 02/01/31 8,668
100,000 (c) Hilcorp Energy I LP 8.375 11/01/33 105,028
100,000 (c) Kinetik Holdings LP 6.625 12/15/28 102,642
40,000 (c) Kodiak Gas Services LLC 7.250 02/15/29 41,507
75,000 Marathon Petroleum Corp 3.800 04/01/28 74,267
100,000 Marathon Petroleum Corp 5.000 09/15/54 85,295
400,000 (c) Matador Resources Co 6.250 04/15/33 401,880
200,000 (c) Oleoducto Central S.A. 4.000 07/14/27 196,617

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.2% (continued)
$ 100,000 ONEOK, Inc 5.700% 11/01/54 $ 94,407
200,000 (c) ORLEN S.A. 6.000 01/30/35 209,159
67,000 (c) Parkland Corp 4.500 10/01/29 65,250
200,000 (c) Pertamina Persero PT 1.400 02/09/26 197,578
200,000 (b) Petrobras Global Finance BV 6.000 01/13/35 197,459
100,000 Petroleos Mexicanos 5.950 01/28/31 96,861
67,000 Petroleos Mexicanos 6.700 02/16/32 66,397
200,000 (c) Petronas Energy Canada Ltd 2.112 03/23/28 191,063
200,000 (c) Qatar Petroleum 2.250 07/12/31 179,996
200,000 (c) Raizen Fuels Finance S.A. 5.700 01/17/35 184,220
58,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 58,191
200,000 (c) Saudi Arabian Oil Co 2.250 11/24/30 180,698
23,000 Sunoco LP 4.500 05/15/29 22,437
200,000 Targa Resources Corp 5.550 08/15/35 203,984
150,000 TotalEnergies Capital International S.A. 3.127 05/29/50 102,695
50,000 TotalEnergies Capital S.A. 5.488 04/05/54 49,454
200,000 TransCanada Trust 5.500 09/15/79 198,143
15,000 (c) Transocean, Inc 8.750 02/15/30 15,783
25,000 USA Compression Partners LP 6.875 09/01/27 24,994
100,000 (c) Venture Global Calcasieu Pass LLC 4.125 08/15/31 94,385
90,000 (c) Venture Global LNG, Inc 8.125 06/01/28 93,156
100,000 (c) Venture Global LNG, Inc 9.875 02/01/32 108,872
300,000 Williams Cos, Inc 5.650 03/15/33 315,063
TOTAL ENERGY 6,737,970
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
150,000 Agree LP 2.000 06/15/28 141,522
150,000 American Homes 4 Rent LP 5.250 03/15/35 151,586
50,000 American Tower Corp 3.375 10/15/26 49,634
150,000 American Tower Corp 3.800 08/15/29 147,152
175,000 American Tower Corp 2.900 01/15/30 164,945
50,000 American Tower Corp 2.100 06/15/30 45,067
50,000 American Tower Corp 1.875 10/15/30 44,219
125,000 American Tower Corp 5.400 01/31/35 129,163
200,000 American Tower Corp 5.350 03/15/35 205,394
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 95,240
150,000 Essential Properties LP 2.950 07/15/31 135,188
50,000 Essex Portfolio LP 3.000 01/15/30 47,368
175,000 Essex Portfolio LP 5.375 04/01/35 180,575
125,000 GLP Capital LP 4.000 01/15/30 121,054
125,000 Healthcare Realty Holdings LP 3.500 08/01/26 124,101
250,000 Healthcare Realty Holdings LP 3.100 02/15/30 235,217
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 90,391
100,000 Healthcare Realty Holdings LP 2.050 03/15/31 86,192
100,000 Highwoods Realty LP 3.875 03/01/27 98,991
50,000 Highwoods Realty LP 2.600 02/01/31 44,178
155,000 (c) Iron Mountain, Inc 7.000 02/15/29 159,732
67,000 MPT Operating Partnership LP 3.500 03/15/31 49,279
50,000 Regency Centers LP 3.900 11/01/25 49,924
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,596,112
FINANCIAL SERVICES - 2.4%
250,000 AerCap Ireland Capital DAC 3.000 10/29/28 240,923
185,000 (b),(d) Capital One Financial Corp 3.950 N/A 181,610
30,525 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 28,200
100,000 Corebridge Financial, Inc 6.050 09/15/33 106,707
75,000 Corebridge Financial, Inc 5.750 01/15/34 78,890
200,000 (d),(e) Deutsche Bank AG. 8.130 N/A 211,998
250,000 Discover Bank 2.700 02/06/30 234,176
85,000 (c) FirstCash, Inc 6.875 03/01/32 87,857
80,000 Fiserv, Inc 3.500 07/01/29 77,755
100,000 Fiserv, Inc 5.450 03/15/34 103,342
250,000 Fiserv, Inc 5.150 08/12/34 252,988
300,000 Goldman Sachs Group, Inc 4.482 08/23/28 301,877

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.4% (continued)
$ 150,000 Goldman Sachs Group, Inc 5.330% 07/23/35 $ 154,417
50,000 Goldman Sachs Group, Inc 4.411 04/23/39 46,242
100,000 Goldman Sachs Group, Inc 3.436 02/24/43 78,888
150,000 (d) Goldman Sachs Group, Inc 7.500 N/A 159,197
50,000 Icahn Enterprises LP 5.250 05/15/27 49,147
38,000 Icahn Enterprises LP 4.375 02/01/29 32,802
200,000 (c) Indian Railway Finance Corp Ltd 3.249 02/13/30 190,124
475,000 Morgan Stanley 3.125 07/27/26 471,534
125,000 Morgan Stanley 5.192 04/17/31 129,074
250,000 Morgan Stanley 5.250 04/21/34 257,806
100,000 Morgan Stanley 5.424 07/21/34 104,190
75,000 Morgan Stanley 5.831 04/19/35 79,953
50,000 Morgan Stanley 5.320 07/19/35 51,592
175,000 Morgan Stanley 5.587 01/18/36 183,226
500,000 Morgan Stanley 5.664 04/17/36 527,530
50,000 (b) Navient Corp 5.500 03/15/29 49,016
15,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 15,919
15,000 Springleaf Finance Corp 5.375 11/15/29 14,830
175,000 (d) State Street Corp 6.700 N/A 182,015
125,000 (c) UBS Group AG. 1.305 02/02/27 123,699
200,000 (c) UBS Group AG. 3.179 02/11/43 152,634
175,000 (c) Wynnton Funding Trust II 5.991 08/15/55 179,629
TOTAL FINANCIAL SERVICES 5,139,787
FOOD, BEVERAGE & TOBACCO - 1.1%
375,000 Anheuser-Busch Cos LLC 4.700 02/01/36 370,238
186,000 Anheuser-Busch Cos LLC 4.900 02/01/46 174,250
200,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 209,259
175,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 157,649
300,000 Kraft Heinz Foods Co 5.500 06/01/50 283,362
125,000 (c) Mars, Inc 5.200 03/01/35 127,767
125,000 (c) Mars, Inc 5.650 05/01/45 126,803
225,000 (c) Mars, Inc 5.700 05/01/55 227,913
300,000 Philip Morris International, Inc 5.250 02/13/34 309,777
35,000 (c) Post Holdings, Inc 6.250 02/15/32 35,983
75,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 72,743
200,000 (c) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 208,456
TOTAL FOOD, BEVERAGE & TOBACCO 2,304,200
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
100,000 Cardinal Health, Inc 5.750 11/15/54 100,293
40,000 (c) CHS 5.250 05/15/30 36,186
150,000 CVS Health Corp 5.450 09/15/35 152,640
550,000 CVS Health Corp 5.050 03/25/48 489,356
50,000 (c) DaVita, Inc 4.625 06/01/30 47,919
160,000 HCA, Inc 5.625 09/01/28 165,093
350,000 HCA, Inc 3.625 03/15/32 328,353
275,000 HCA, Inc 6.200 03/01/55 283,878
10,000 Tenet Healthcare Corp 4.625 06/15/28 9,908
80,000 Tenet Healthcare Corp 4.375 01/15/30 77,804
240,000 UnitedHealth Group, Inc 2.300 05/15/31 215,145
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,906,575
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
100,000 Haleon US Capital LLC 3.625 03/24/32 94,764
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 94,764
INSURANCE - 2.1%
62,000 (c) Acrisure LLC 4.250 02/15/29 59,733
85,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 86,507
200,000 (c) Allianz SE 6.350 09/06/53 214,482
200,000 (c),(d),(e) Allianz SE 6.550 N/A 206,480
150,000 Aon Corp 5.350 02/28/33 156,605
200,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 209,278
75,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 58,836
50,000 Brown & Brown, Inc 5.550 06/23/35 51,433

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.1% (continued)
$ 400,000 Hartford Financial Services Group, Inc 2.800% 08/19/29 $ 378,368
50,000 Hartford Financial Services Group, Inc 4.300 04/15/43 43,459
50,000 Hartford Financial Services Group, Inc 2.900 09/15/51 32,445
55,000 (c) HUB International Ltd 7.250 06/15/30 57,360
50,000 (c) Liberty Mutual Group, Inc 3.951 10/15/50 38,294
50,000 MetLife, Inc 5.000 07/15/52 46,722
175,000 MetLife, Inc 6.350 03/15/55 185,932
175,000 (c) Omnis Funding Trust 6.722 05/15/55 188,763
130,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 135,215
150,000 PartnerRe Finance B LLC 4.500 10/01/50 141,530
225,000 Prudential Financial, Inc 5.200 03/14/35 231,282
300,000 Prudential Financial, Inc 5.125 03/01/52 301,087
100,000 Prudential Financial, Inc 6.500 03/15/54 107,010
200,000 Reinsurance Group of America, Inc 5.750 09/15/34 209,095
150,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 157,279
200,000 (c) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 201,516
325,000 UnitedHealth Group, Inc 5.625 07/15/54 323,241
300,000 (a),(c) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7.812 01/05/27 307,290
250,000 (a),(c) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 0.000 01/07/28 253,575
TOTAL INSURANCE 4,382,817
MATERIALS - 1.7%
150,000 Amcor Flexibles North America, Inc 2.630 06/19/30 138,378
200,000 Amcor Flexibles North America, Inc 2.690 05/25/31 181,799
200,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 190,807
200,000 (c) Antofagasta plc 5.625 09/09/35 203,782
95,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 100,586
38,000 Ball Corp 2.875 08/15/30 34,521
225,000 Berry Global, Inc 1.570 01/15/26 223,062
150,000 Berry Global, Inc 1.650 01/15/27 145,304
200,000 (c) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 195,611
200,000 (c) Cemex SAB de C.V. 5.450 11/19/29 202,343
200,000 (c),(d) Cemex SAB de C.V. 7.200 N/A 209,100
200,000 (c) Corp Nacional del Cobre de Chile 6.330 01/13/35 213,250
200,000 (c) Freeport Indonesia PT 5.315 04/14/32 202,394
65,000 (c) Mineral Resources Ltd 9.250 10/01/28 68,108
100,000 Nutrien Ltd 2.950 05/13/30 94,232
200,000 (c) OCP S.A. 3.750 06/23/31 187,556
200,000 (c) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 208,000
200,000 (c) POSCO 4.500 08/04/27 200,728
30,000 (c) Sealed Air Corp 7.250 02/15/31 31,479
140,000 Suzano Netherlands BV 5.500 01/15/36 140,140
200,000 (c) UltraTech Cement Ltd 2.800 02/16/31 182,193
200,000 (c) Windfall Mining Group, Inc 5.854 05/13/32 208,034
TOTAL MATERIALS 3,561,407
MEDIA & ENTERTAINMENT - 0.6%
100,000 (c) CCO Holdings LLC 5.125 05/01/27 99,329
225,000 Charter Communications Operating LLC 6.550 06/01/34 239,786
100,000 Charter Communications Operating LLC 5.850 12/01/35 100,955
350,000 Charter Communications Operating LLC 4.800 03/01/50 277,211
250,000 Comcast Corp 2.887 11/01/51 153,993
40,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 39,955
15,000 Lamar Media Corp 3.625 01/15/31 13,956
250,000 Paramount Global 4.200 05/19/32 232,894
110,000 (c) Sirius XM Radio, Inc 4.000 07/15/28 106,290
50,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 46,896
50,000 Time Warner Cable LLC 5.875 11/15/40 47,794
TOTAL MEDIA & ENTERTAINMENT 1,359,059
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
150,000 AbbVie, Inc 4.050 11/21/39 134,240
625,000 Amgen, Inc 5.650 03/02/53 623,401
30,000 (c) Avantor Funding, Inc 4.625 07/15/28 29,510
250,000 Gilead Sciences, Inc 5.250 10/15/33 262,178

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8% (continued)
$ 350,000 Gilead Sciences, Inc 5.100% 06/15/35 $ 359,592
100,000 Gilead Sciences, Inc 2.600 10/01/40 73,420
200,000 (c) Organon Finance  LLC 5.125 04/30/31 175,210
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,657,551
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4.750 03/01/29 26,753
29,000 (b) Kennedy-Wilson, Inc 5.000 03/01/31 26,976
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 53,729
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
175,000 Broadcom, Inc 4.600 07/15/30 177,646
250,000 (c) Broadcom, Inc 3.469 04/15/34 228,150
100,000 Broadcom, Inc 4.800 10/15/34 100,700
365,000 (c) Broadcom, Inc 4.926 05/15/37 364,021
115,000 NVIDIA Corp 2.000 06/15/31 103,338
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 973,855
SOFTWARE & SERVICES - 1.0%
75,000 Accenture Capital, Inc 4.500 10/04/34 73,967
105,000 Adobe, Inc 2.300 02/01/30 97,724
500,000 AppLovin Corp 5.125 12/01/29 511,503
200,000 (c) CA Magnum Holdings 5.375 10/31/26 199,124
90,000 (c) Gen Digital, Inc 6.750 09/30/27 91,379
100,000 Microsoft Corp 1.350 09/15/30 88,609
147,000 Microsoft Corp 2.525 06/01/50 93,062
55,000 (c) Open Text Corp 3.875 12/01/29 51,989
15,000 (c) Open Text Holdings, Inc 4.125 02/15/30 14,209
175,000 Oracle Corp 4.450 09/26/30 174,914
200,000 Oracle Corp 5.500 08/03/35 205,741
125,000 Oracle Corp 5.200 09/26/35 125,688
175,000 Oracle Corp 6.000 08/03/55 175,684
125,000 Roper Technologies, Inc 1.400 09/15/27 118,829
75,000 Roper Technologies, Inc 2.000 06/30/30 67,374
200,000 Salesforce, Inc 2.700 07/15/41 147,092
TOTAL SOFTWARE & SERVICES 2,236,888
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
60,000 Apple, Inc 2.650 02/08/51 38,280
80,000 (c) Imola Merger Corp 4.750 05/15/29 77,810
50,000 (c) Sensata Technologies BV 4.000 04/15/29 47,983
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 164,073
TELECOMMUNICATION SERVICES - 2.3%
564,000 AT&T, Inc 2.550 12/01/33 480,251
150,000 AT&T, Inc 4.500 05/15/35 144,935
855,000 AT&T, Inc 3.550 09/15/55 589,196
200,000 AT&T, Inc 3.800 12/01/57 142,610
190,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 198,570
250,000 (b),(c) Bharti Airtel Ltd 3.250 06/03/31 234,970
200,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 177,538
200,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 189,279
200,000 (c) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 200,029
175,000 T-Mobile US, Inc 5.875 11/15/55 178,756
455,000 T-Mobile USA, Inc 2.625 02/15/29 431,827
225,000 T-Mobile USA, Inc 3.875 04/15/30 220,632
325,000 T-Mobile USA, Inc 5.050 07/15/33 331,975
100,000 T-Mobile USA, Inc 3.000 02/15/41 75,142
125,000 T-Mobile USA, Inc 3.300 02/15/51 85,198
225,000 (c) Turk Telekomunikasyon AS. 6.950 10/07/32 223,672
250,000 Verizon Communications, Inc 4.780 02/15/35 245,928
600,000 Verizon Communications, Inc 5.250 04/02/35 610,148
200,000 (c) Vmed O2 UK Financing I plc 4.750 07/15/31 188,249
TOTAL TELECOMMUNICATION SERVICES 4,948,905
TRANSPORTATION - 0.1%
200,000 (c) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 165,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.1% (continued)
$ 160,000 (c) XPO, Inc 6.250% 06/01/28 $ 163,037
TOTAL TRANSPORTATION 328,517
UTILITIES - 2.5%
150,000 AEP Transmission Co LLC 5.400 03/15/53 148,759
200,000 Alabama Power Co 3.125 07/15/51 135,363
100,000 American Water Capital Corp 3.000 12/01/26 98,726
250,000 American Water Capital Corp 2.800 05/01/30 235,484
60,000 American Water Capital Corp 4.000 12/01/46 49,249
50,000 American Water Capital Corp 3.750 09/01/47 38,866
100,000 American Water Capital Corp 3.450 05/01/50 72,601
50,000 American Water Capital Corp 5.700 09/01/55 50,783
100,000 Atmos Energy Corp 1.500 01/15/31 86,819
175,000 Atmos Energy Corp 5.000 12/15/54 162,887
125,000 Baltimore Gas and Electric Co 3.750 08/15/47 96,690
200,000 (c) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 207,142
50,000 Berkshire Hathaway Energy Co 3.250 04/15/28 49,110
100,000 Black Hills Corp 3.150 01/15/27 98,670
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 91,462
100,000 Commonwealth Edison Co 2.750 09/01/51 62,158
150,000 Consolidated Edison Co of New York, Inc 5.500 03/15/55 148,312
58,000 Consumers Energy Co 2.650 08/15/52 36,103
100,000 Dominion Energy, Inc 7.000 06/01/54 108,429
50,000 Dominion Energy, Inc 6.625 05/15/55 51,746
125,000 DTE Electric Co 5.400 04/01/53 123,909
50,000 DTE Energy Co 5.850 05/15/55 52,533
50,000 Duke Energy Progress LLC 2.500 08/15/50 29,970
50,000 Entergy Louisiana LLC 5.800 03/15/55 51,193
100,000 Exelon Corp 6.500 03/15/55 104,520
30,000 (c) Ferrellgas LP 5.375 04/01/26 29,698
44,000 (c) Ferrellgas LP 5.875 04/01/29 40,948
250,000 Florida Power & Light Co 4.800 05/15/33 254,306
200,000 Florida Power & Light Co 3.990 03/01/49 161,383
75,000 Florida Power & Light Co 5.700 03/15/55 77,741
150,000 MidAmerican Energy Co 3.650 04/15/29 147,813
95,000 MidAmerican Energy Co 3.650 08/01/48 72,461
100,000 MPLX LP 6.200 09/15/55 101,165
310,000 NiSource, Inc 1.700 02/15/31 269,220
75,000 NiSource, Inc 5.850 04/01/55 76,060
85,000 (c) NRG Energy, Inc 2.450 12/02/27 81,481
50,000 NRG Energy, Inc 5.750 01/15/28 50,108
6,000 (c) ONEOK, Inc 5.625 01/15/28 6,130
12,000 (c) Pattern Energy Operations LP 4.500 08/15/28 11,696
100,000 PECO Energy Co 3.000 09/15/49 67,285
100,000 PECO Energy Co 2.800 06/15/50 64,385
200,000 (c) Perusahaan Listrik Negara PT 3.875 07/17/29 195,619
125,000 Public Service Co of Colorado 3.200 03/01/50 85,965
100,000 Public Service Electric and Gas Co 4.900 12/15/32 102,276
200,000 Public Service Electric and Gas Co 5.450 03/01/54 199,647
28,000 (c) Superior Plus LP 4.500 03/15/29 27,015
190,000 (c) Talen Energy Supply LLC 8.625 06/01/30 201,692
50,000 Union Electric Co 5.125 03/15/55 47,226
75,000 Virginia Electric and Power Co 2.950 11/15/26 74,007
50,000 Virginia Electric and Power Co 5.550 08/15/54 49,548
100,000 Virginia Electric and Power Co 5.600 09/15/55 99,607
250,000 Wisconsin Power and Light Co 4.950 04/01/33 253,231
TOTAL UTILITIES 5,239,197
TOTAL CORPORATE BONDS
(Cost $65,793,984) 64,791,275

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 50.3%
FOREIGN GOVERNMENT BONDS - 2.3%
$ 200,000 (c) Angolan Government International Bond 8.750% 04/14/32 $ 190,745
EUR 100,000 (c) Banque Ouest Africaine de Developpement 2.750 01/22/33 101,494
50,000 (c) Bermuda Government International Bond 4.750 02/15/29 50,344
225,000 Brazilian Government International Bond 6.000 10/20/33 230,400
EUR 50,000 Chile Government International Bond 3.800 07/01/35 58,690
200,000 Colombia Government International Bond 8.000 11/14/35 214,600
200,000 (c) Costa Rica Government International Bond 5.625 04/30/43 185,720
79,525 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 70,380
56,442 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 42,049
14,000 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 9,205
200,000 (c) Egypt Government International Bond 7.053 01/15/32 192,454
100,000 European Investment Bank 4.875 02/15/36 105,367
200,000 (c) Export-Import Bank of India 2.250 01/13/31 179,174
200,000 (c) Guatemala Government International Bond 3.700 10/07/33 177,300
200,000 (c) Hungary Government International Bond 6.125 05/22/28 208,759
78,125 (c) Iraq Government International Bond 5.800 01/15/28 77,643
200,000 Israel Government International Bond 5.375 03/12/29 205,475
200,000 (c) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 208,572
200,000 Japan Bank for International Cooperation 2.375 04/20/26 198,212
25,000 Mexico Government International Bond 3.250 04/16/30 23,535
205,000 Mexico Government International Bond 5.850 07/02/32 211,642
32,000 Mexico Government International Bond 6.050 01/11/40 32,138
275,000 Mexico Government International Bond 4.280 08/14/41 222,681
250,000 Mexico Government International Bond 6.400 05/07/54 244,002
85,000 Panama Government International Bond 6.700 01/26/36 89,637
200,000 (c) Paraguay Government International Bond 6.000 02/09/36 211,880
130,000 Peruvian Government International Bond 3.000 01/15/34 112,775
100,000 Republic of Poland Government International Bond 4.875 10/04/33 101,312
140,000 Republic of Poland Government International Bond 5.500 04/04/53 135,570
102,000 (c) Romanian Government International Bond 5.875 01/30/29 104,803
275,000 (c) Rwanda International Government Bond 5.500 08/09/31 246,621
200,000 (c) Saudi Government International Bond 3.750 01/21/55 144,203
200,000 (c) Serbia Government International Bond 2.125 12/01/30 174,635
200,000 Turkiye Government International Bond 7.625 05/15/34 212,076
TOTAL FOREIGN GOVERNMENT BONDS 4,974,093
MORTGAGE BACKED - 26.4%
100,000 (a),(c) Angel Oak Mortgage Trust 2.837 11/25/66 73,508
76,730 (a),(c) Bayview Opportunity Master Fund VI Trust 3.000 10/25/51 66,014
1,374,116 (a),(c) Citigroup Mortgage Loan Trust 0.153 02/25/52 12,289
430,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9.006 06/25/42 455,164
85,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.706 01/25/43 88,816
35,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9.706 05/25/43 38,255
565,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.456 06/25/43 587,601
325,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7.056 07/25/43 336,153
125,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 131,722
80,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.906 10/25/43 83,670
53,528 Fannie Mae Pool 3.500 06/01/32 52,575
44,495 Fannie Mae Pool 5.000 05/01/35 45,509
5,363 Fannie Mae Pool 7.500 07/01/35 5,518
52,759 Fannie Mae Pool 5.000 02/01/36 54,027
57,813 Fannie Mae Pool 3.000 10/01/39 54,134
45,417 Fannie Mae Pool 3.000 05/01/40 42,287
80,142 Fannie Mae Pool 5.000 09/01/40 82,074
43,102 Fannie Mae Pool 4.000 09/01/42 41,974
31,159 Fannie Mae Pool 4.500 03/01/44 31,125
260,261 Fannie Mae Pool 4.000 05/01/44 252,479
106,305 Fannie Mae Pool 4.500 10/01/44 105,248
195,859 Fannie Mae Pool 4.500 11/01/44 193,913
46,571 Fannie Mae Pool 5.000 11/01/44 47,712
17,162 Fannie Mae Pool 4.000 01/01/45 16,712
233,369 Fannie Mae Pool 3.500 01/01/46 219,394

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 13,727 Fannie Mae Pool 4.000% 04/01/46 $ 13,180
96,334 Fannie Mae Pool 3.500 07/01/46 90,373
237,983 Fannie Mae Pool 3.500 07/01/46 224,509
44,632 Fannie Mae Pool 3.000 10/01/46 39,395
5,307 Fannie Mae Pool 3.000 11/01/47 4,684
113,979 Fannie Mae Pool 3.500 11/01/47 107,395
140,798 Fannie Mae Pool 3.500 01/01/48 131,716
65,220 Fannie Mae Pool 4.500 01/01/48 64,464
58,648 Fannie Mae Pool 4.500 02/01/48 57,968
48,447 Fannie Mae Pool 4.500 05/01/48 47,885
30,958 Fannie Mae Pool 4.500 05/01/48 30,599
186,277 Fannie Mae Pool 3.000 07/01/50 167,301
165,256 Fannie Mae Pool 2.500 08/01/51 141,008
124,972 Fannie Mae Pool 3.000 09/01/51 111,798
601,862 Fannie Mae Pool 2.500 12/01/51 511,587
19,247 Fannie Mae Pool 2.500 01/01/52 16,277
283,240 Fannie Mae Pool 2.500 02/01/52 241,992
254,472 Fannie Mae Pool 3.000 02/01/52 224,118
222,250 Fannie Mae Pool 3.500 02/01/52 205,650
439,737 Fannie Mae Pool 2.500 04/01/52 371,684
350,082 Fannie Mae Pool 3.000 04/01/52 311,342
768,508 Fannie Mae Pool 3.000 04/01/52 677,008
133,398 Fannie Mae Pool 3.000 05/01/52 118,576
366,421 Fannie Mae Pool 3.500 05/01/52 336,848
447,650 Fannie Mae Pool 3.500 05/01/52 409,715
442,893 Fannie Mae Pool 4.000 05/01/52 418,518
113,031 Fannie Mae Pool 3.500 06/01/52 103,673
386,786 Fannie Mae Pool 3.500 06/01/52 354,609
734,245 Fannie Mae Pool 4.000 06/01/52 695,502
157,997 Fannie Mae Pool 4.500 06/01/52 154,108
384,218 Fannie Mae Pool 4.500 06/01/52 374,484
1,382,878 Fannie Mae Pool 4.000 07/01/52 1,306,982
156,115 Fannie Mae Pool 4.500 07/01/52 152,225
91,518 Fannie Mae Pool 4.500 07/01/52 89,162
1,395,847 Fannie Mae Pool 4.000 08/01/52 1,319,239
651,435 Fannie Mae Pool 4.500 08/01/52 634,864
1,309,267 Fannie Mae Pool 5.000 08/01/52 1,304,901
718,036 Fannie Mae Pool 4.000 09/01/52 679,179
2,810,117 Fannie Mae Pool 4.500 09/01/52 2,738,631
88,875 Fannie Mae Pool 5.000 09/01/52 88,579
1,539,843 Fannie Mae Pool 4.000 10/01/52 1,455,467
316,900 Fannie Mae Pool 4.500 10/01/52 309,035
206,748 Fannie Mae Pool 5.000 10/01/52 206,037
289,063 Fannie Mae Pool 4.000 11/01/52 273,420
951,472 Fannie Mae Pool 4.500 11/01/52 926,974
258,784 Fannie Mae Pool 4.500 12/01/52 252,680
8,139 Fannie Mae Pool 5.000 01/01/53 8,115
895,747 Fannie Mae Pool 5.000 02/01/53 892,575
325,104 Fannie Mae Pool 5.500 02/01/53 329,277
369,970 Fannie Mae Pool 5.000 04/01/53 368,621
29,328 Fannie Mae Pool 5.000 06/01/53 29,399
1,646,630 Fannie Mae Pool 5.500 06/01/53 1,666,233
1,324,101 Fannie Mae Pool 5.000 08/01/53 1,318,252
211,481 Fannie Mae Pool 5.500 08/01/53 213,564
1,815,785 Fannie Mae Pool 5.500 10/01/53 1,836,320
486,024 Fannie Mae Pool 4.000 02/01/54 459,349
456,370 Fannie Mae Pool 6.000 03/01/54 467,260
897,389 Fannie Mae Pool 5.500 04/01/54 906,183
1,913,099 Fannie Mae Pool 5.500 05/01/54 1,931,847
577,230 Fannie Mae Pool 6.000 06/01/54 590,040
3,542,968 Fannie Mae Pool 5.500 10/01/54 3,574,831
54,330 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1.479 09/25/43 5,772

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 111,118 Fannie Mae REMICS 3.500% 02/25/48 $ 99,675
79,900 Fannie Mae REMICS 4.000 07/25/48 76,279
136,852 Fannie Mae REMICS 2.000 08/25/50 17,399
178,114 Fannie Mae REMICS 2.000 10/25/50 125,969
394,489 Fannie Mae REMICS 2.500 11/25/50 55,037
76,334 Fannie Mae REMICS 3.000 02/25/51 12,745
181,585 Fannie Mae REMICS 2.500 11/25/51 20,407
267,838 Fannie Mae REMICS 3.500 04/25/52 209,108
185,483 Fannie Mae REMICS 4.500 07/25/52 168,499
115,285 Fannie Mae REMICS 4.500 08/25/52 100,397
83,696 Fannie Mae REMICS 4.000 09/25/52 73,885
101,793 Fannie Mae REMICS 4.000 09/25/52 90,261
85,819 Fannie Mae REMICS 4.500 10/25/52 81,807
91,540 Fannie Mae REMICS 4.500 10/25/52 88,094
134,961 Fannie Mae REMICS 5.500 11/25/52 137,578
58,683 Federal National Mortgage Association (FNMA) 2.500 02/01/52 49,591
10,363 Freddie Mac Gold Pool 5.000 06/01/36 10,620
3,600 Freddie Mac Gold Pool 5.000 07/01/39 3,691
107,199 Freddie Mac Gold Pool 3.500 04/01/45 101,088
293,235 Freddie Mac Gold Pool 3.500 08/01/45 276,519
6,604 Freddie Mac Gold Pool 4.500 06/01/47 6,546
174,225 Freddie Mac Gold Pool 4.000 09/01/47 167,493
68,308 Freddie Mac Gold Pool 3.500 12/01/47 64,021
59,874 Freddie Mac Gold Pool 4.500 08/01/48 59,252
689,480 Freddie Mac Pool 3.000 11/01/49 618,459
150,050 Freddie Mac Pool 2.500 11/01/51 127,167
179,049 Freddie Mac Pool 3.000 11/01/51 160,867
157,195 Freddie Mac Pool 3.000 11/01/51 140,514
27,724 Freddie Mac Pool 3.000 11/01/51 25,035
46,804 Freddie Mac Pool 3.000 11/01/51 42,092
111,820 Freddie Mac Pool 3.000 02/01/52 98,482
151,201 Freddie Mac Pool 3.000 03/01/52 133,137
196,053 Freddie Mac Pool 2.500 04/01/52 166,433
463,811 Freddie Mac Pool 4.000 04/01/52 438,431
1,236,279 Freddie Mac Pool 3.000 05/01/52 1,088,350
69,548 Freddie Mac Pool 3.000 06/01/52 61,532
69,974 Freddie Mac Pool 3.000 06/01/52 61,534
336,925 Freddie Mac Pool 4.500 06/01/52 328,459
1,402,157 Freddie Mac Pool 4.500 07/01/52 1,365,105
336,892 Freddie Mac Pool 4.500 07/01/52 328,462
106,151 Freddie Mac Pool 6.000 11/01/52 109,006
1,448,093 Freddie Mac Pool 5.000 06/01/53 1,442,443
437,243 Freddie Mac Pool 5.000 08/01/53 435,520
434,687 Freddie Mac Pool 5.500 08/01/53 439,742
172,438 Freddie Mac REMICS 3.500 01/15/47 157,639
135,627 Freddie Mac REMICS 4.000 01/15/48 129,695
152,102 Freddie Mac REMICS 4.000 03/15/48 145,369
108,592 Freddie Mac REMICS 4.000 04/15/48 103,190
71,126 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2.742 06/15/48 66,701
93,675 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2.662 10/15/48 83,960
136,151 Freddie Mac REMICS 2.000 09/25/50 93,796
61,834 Freddie Mac REMICS 3.000 09/25/50 45,690
133,491 Freddie Mac REMICS 3.000 10/25/50 97,031
410,741 Freddie Mac REMICS 2.500 02/25/51 67,444
68,088 Freddie Mac REMICS 4.000 08/25/52 60,667
80,661 Freddie Mac REMICS 5.500 02/25/53 82,340
15,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11.456 01/25/42 15,920
60,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.106 02/25/42 62,546
95,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8.647 04/25/42 100,879
240,400 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7.706 05/25/42 249,639
455,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.856 06/25/42 481,573
275,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8.356 07/25/42 289,697

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 125,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 7.906% 08/25/42 $ 130,944
290,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8.056 09/25/42 304,963
70,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8.444 03/25/43 72,831
1,573 (a),(c) Freddie Mac STACR Securitized Participation Interests Trust 3.783 02/25/48 1,530
2,721 (a),(c) Freddie Mac STACR Securitized Participation Interests Trust 3.851 05/25/48 2,643
2,970 Ginnie Mae I Pool 5.000 03/15/34 3,042
10,655 Ginnie Mae I Pool 5.000 06/15/34 10,760
1,472 Ginnie Mae I Pool 5.000 04/15/38 1,502
3,023 Ginnie Mae I Pool 4.500 04/15/40 3,002
81,972 Ginnie Mae II Pool 3.000 06/20/51 73,248
52,337 Ginnie Mae II Pool 3.000 12/20/51 46,807
86,542 Ginnie Mae II Pool 2.500 02/20/52 73,149
781,844 Ginnie Mae II Pool 3.500 07/20/52 714,132
465,893 Ginnie Mae II Pool 4.000 08/20/52 442,470
309,075 Ginnie Mae II Pool 4.500 08/20/52 302,026
39,051 Ginnie Mae II Pool 5.000 11/20/52 39,077
210,648 Ginnie Mae II Pool 4.500 03/20/53 205,582
254,044 Government National Mortgage Association 5.000 01/20/40 50,980
175,588 Government National Mortgage Association 5.000 03/20/40 33,535
49,704 Government National Mortgage Association 2.500 12/20/43 44,765
59,656 Government National Mortgage Association 3.000 03/20/45 53,810
55,894 Government National Mortgage Association 4.000 06/20/46 6,193
251,050 Government National Mortgage Association 3.000 11/20/51 183,294
344,990 Government National Mortgage Association 3.000 12/20/51 253,716
266,787 Government National Mortgage Association 3.000 01/20/52 200,083
319,323 Government National Mortgage Association 3.000 02/20/52 219,211
204,272 Government National Mortgage Association 4.000 04/20/52 172,944
183,647 Government National Mortgage Association 5.000 04/20/52 33,475
113,480 Government National Mortgage Association 4.000 07/20/52 96,513
159,596 Government National Mortgage Association 4.500 09/20/52 148,715
165,916 Government National Mortgage Association 4.500 09/20/52 154,682
112,303 Government National Mortgage Association 4.500 02/20/53 106,264
92,184 Government National Mortgage Association 5.500 02/20/53 92,573
161,094 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2.561 05/20/53 13,018
117,845 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 6.089 08/20/53 131,072
49,718 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 8.234 08/20/53 59,428
1,521,558 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.151 08/25/51 13,020
209,397 (a),(c) GS Mortgage-Backed Securities Trust 2.500 11/25/51 172,656
152,305 (a),(c) GS Mortgage-Backed Securities Trust 2.500 03/25/52 125,629
89,277 (a),(c) GS Mortgage-Backed Securities Trust 2.823 05/28/52 74,726
175,246 (a),(c) GS Mortgage-Backed Securities Trust 3.000 08/26/52 150,771
16,856 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/47 15,284
125,834 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 113,325
3,163 (a),(c) JP Morgan Mortgage Trust 4.000 01/25/49 2,953
406,223 (a),(c) JP Morgan Mortgage Trust 0.119 06/25/51 2,620
713,907 (a),(c) JP Morgan Mortgage Trust 0.106 11/25/51 4,206
60,682 (a),(c) JP Morgan Mortgage Trust 2.500 11/25/51 50,058
747,174 (a),(c) JP Morgan Mortgage Trust 0.113 12/25/51 4,738
84,057 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 69,341
22,419 (a),(c) JP Morgan Mortgage Trust 2.845 12/25/51 18,190
126,288 (a),(c) JP Morgan Mortgage Trust 2.500 01/25/52 104,054
174,753 (a),(c) JP Morgan Mortgage Trust 0.500 04/25/52 5,074
112,951 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 96,775
67,770 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 57,436
90,360 (a),(c) JP Morgan Mortgage Trust 3.344 04/25/52 74,413
187,949 (a),(c) JP Morgan Mortgage Trust 2.500 06/25/52 154,338
1,039,379 (c) JP Morgan Mortgage Trust 0.224 07/25/52 10,073
194,328 (a),(c) JP Morgan Mortgage Trust 2.500 07/25/52 159,746
300,853 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 258,633
157,181 (a),(c) JP Morgan Mortgage Trust 3.000 10/25/52 135,123
100,470 (a),(c) JP Morgan Mortgage Trust 3.000 11/25/52 86,438
124,197 (a),(c) JP Morgan Mortgage Trust 3.000 04/25/53 106,768

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 73,240 (a),(c) JP Morgan Mortgage Trust 5.000% 06/25/53 $ 72,008
73,240 (a),(c) JP Morgan Mortgage Trust 5.500 06/25/53 73,092
107,966 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 89,054
106,294 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 95,282
91,644 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 75,510
96,432 (a),(c) OBX 3.000 01/25/52 82,900
192,156 (a),(c) RCKT Mortgage Trust 2.500 02/25/52 158,500
174,085 (a),(c) RCKT Mortgage Trust 3.000 05/25/52 149,773
78,190 (a),(c) RCKT Mortgage Trust 4.000 06/25/52 71,740
4,927 (a),(c) Sequoia Mortgage Trust 4.000 06/25/49 4,664
26,107 (a),(c) Sequoia Mortgage Trust 3.500 12/25/49 23,498
74,048 (a),(c) Sequoia Mortgage Trust 2.500 06/25/51 61,501
100,000 (a),(c) Verus Securitization Trust 7.474 02/25/68 100,292
72,010 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 62,021
91,759 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.307 08/25/51 78,403
TOTAL MORTGAGE BACKED 55,997,964
MUNICIPAL BONDS - 0.3%
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 4.038 09/01/34 189,845
170,000 New York State Dormitory Authority 4.294 07/01/44 151,679
300,000 State of Oregon Department of Administrative Services 4.103 05/01/39 277,196
TOTAL MUNICIPAL BONDS 618,720
U.S. TREASURY SECURITIES - 21.3%
790,000 United States Treasury Note 4.125 10/31/26 793,395
180,000 United States Treasury Note 4.125 01/31/27 180,970
1,055,000 United States Treasury Note 4.125 02/28/27 1,061,305
550,000 United States Treasury Note 3.875 03/31/27 551,633
210,000 United States Treasury Note 3.875 07/31/27 210,861
505,000 United States Treasury Note 3.500 09/30/27 503,915
100,000 United States Treasury Note 4.250 01/15/28 101,363
250,000 United States Treasury Note 3.750 04/15/28 250,762
50,000 United States Treasury Note 3.750 05/15/28 50,160
145,000 United States Treasury Note 3.375 09/15/28 144,014
170,000 United States Treasury Note 3.625 08/31/30 169,123
3,249,000 United States Treasury Note 3.625 09/30/30 3,232,501
1,766,000 United States Treasury Note 3.875 09/30/32 1,760,205
221,000 United States Treasury Note 4.250 08/15/35 222,796
1,114,000 United States Treasury Note 4.750 02/15/45 1,120,963
675,000 United States Treasury Note 5.000 05/15/45 700,945
260,000 United States Treasury Note 4.750 08/15/45 265,809
6,533,000 United States Treasury Note 4.750 05/15/55 6,553,416
2,500,000 United States Treasury Note 4.750 08/15/55 2,508,594
250,000 United States Treasury Note/Bond 4.250 12/31/25 250,174
1,060,000 United States Treasury Note/Bond 4.250 01/31/26 1,060,745
3,100,000 United States Treasury Note/Bond 4.500 03/31/26 3,109,930
595,000 United States Treasury Note/Bond 4.875 04/30/26 598,486
125,000 United States Treasury Note/Bond 4.625 06/30/26 125,748
250,000 United States Treasury Note/Bond 4.375 12/15/26 251,953
150,000 United States Treasury Note/Bond 4.500 05/15/27 151,957
95,000 United States Treasury Note/Bond 4.875 10/31/30 99,858
2,000,000 United States Treasury Note/Bond 4.125 03/31/31 2,032,344
325,000 United States Treasury Note/Bond 4.625 04/30/31 338,305
2,809,000 United States Treasury Note/Bond 4.125 07/31/31 2,851,684
300,000 United States Treasury Note/Bond 2.250 05/15/41 222,270
500,000 United States Treasury Note/Bond 2.000 11/15/41 351,133
5,111,800 United States Treasury Note/Bond 2.375 02/15/42 3,787,924
3,005,000 United States Treasury Note/Bond 3.875 02/15/43 2,727,390
3,668,000 United States Treasury Note/Bond 4.750 11/15/43 3,706,972
1,535,700 United States Treasury Note/Bond 3.000 11/15/45 1,189,148
1,615,000 United States Treasury Note/Bond 2.875 11/15/46 1,209,231
765,000 United States Treasury Note/Bond 3.000 05/15/47 582,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 176,000 United States Treasury Note/Bond 3.375% 11/15/48 $ 141,384
TOTAL U.S. TREASURY SECURITIES 45,171,782
TOTAL GOVERNMENT BONDS
(Cost $109,685,428) 106,762,559
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 66,300
TOTAL FINANCIAL SERVICES 66,300
TOTAL PREFERRED STOCKS
(Cost $65,000) 66,300
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.6%
ASSET BACKED - 4.5%
500,000 (a),(c) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5.970 07/21/38 501,730
183,452 (c) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 183,833
86,113 (c) Apollo aviation securitization, Series 2021 2A 2.798 01/15/47 81,143
58,317 (c) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3.280 09/26/33 57,741
92,301 (c) Capital Automotive REIT, Series 2021 1A 1.440 08/15/51 89,260
98,646 (c) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 95,556
96,625 (c) Cars Net Lease Mortgage Notes, Series 2020 1A 2.010 12/15/50 91,008
97,625 (c) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3.100 12/15/50 92,675
100,000 (c) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4.690 12/15/50 93,964
10,427 Carvana Auto Receivables Trust, Series 2021 N4 1.720 09/11/28 10,152
87,856 (c) Carvana Auto Receivables Trust, Series 2022 N1 4.130 12/11/28 87,137
250,000 (a),(c) Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A 1.000 07/17/34 250,535
144,702 (a),(c) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4.846 04/07/52 14
1,131 Centex Home Equity, Series 2002 A 5.540 01/25/32 1,129
447,646 (c) CF Hippolyta LLC, Series 2020 1 1.690 07/15/60 384,502
216,105 (c) CF Hippolyta LLC, Series 2020 1 1.990 07/15/60 181,883
89,945 (c) CF Hippolyta LLC, Series 2020 1 2.280 07/15/60 62,660
234,522 (c) CF Hippolyta LLC, Series 2021 1A 1.530 03/15/61 195,244
235,612 (c) CF Hippolyta LLC, Series 2021 1A 1.980 03/15/61 182,015
230,000 (c) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 224,466
117,500 (c) DB Master Finance LLC, Series 2019 1A 4.352 05/20/49 116,393
192,500 (c) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 187,371
96,250 (c) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 90,712
145,875 (c) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 137,904
250,000 (a),(c) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5.979 10/20/38 251,547
51,994 (c) FNA VI LLC, Series 2021 1A 1.350 01/10/32 48,815
500,000 Gm Financial Consumer Automobile Receivables Trust, Series 2025 3 4.180 08/16/30 502,597
46,073 (c) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 42,261
46,073 (c) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 43,297
28,351 (c) Hilton Grand Vacations Trust, Series 2019 AA 2.340 07/25/33 28,127
1,971 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 1,941
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4.570 09/21/29 1,010,967
139,614 (c) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 136,820
136,500 (c) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 132,745
350,000 (c) Hotwire Funding LLC, Series 2023 1A 5.687 05/20/53 353,713
500,000 (c) M&T Bank Auto Receivables Trust, Series 2025 1A 4.730 06/17/30 506,877
38,269 (c) MVW LLC, Series 2021 2A 1.830 05/20/39 36,247
15,545 (c) Navient Private Education Refi Loan Trust, Series 2020 HA 1.310 01/15/69 14,711
62,206 (c) Navient Student Loan Trust, Series 2019 BA 3.390 12/15/59 61,144
250,000 (a),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5.868 04/25/36 250,235
213,190 (c) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1.480 01/20/51 206,570
87,271 (c) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2.380 11/20/51 84,149
143,702 (c) OneMain Financial Issuance Trust, Series 2020 2A 1.750 09/14/35 141,228
250,000 (a),(c) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5.941 07/15/38 251,978
170,000 (c) PFS Financing Corp, Series 2024 D 5.340 04/15/29 173,145
250,000 (c) PFS Financing Corp, Series 2025 B 4.850 02/15/30 254,087

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 10,012 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0.990% 11/20/37 $ 9,929
10,012 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.340 11/20/37 9,930
10,012 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.790 11/20/37 9,932
5,986 (c) SoFi Professional Loan Program LLC, Series 2017 F 2.840 01/25/41 5,973
250,000 (c) Stack Infrastructure Issuer LLC, Series 2021 1A 1.877 03/26/46 246,495
3,359 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 5.172 09/25/34 3,217
248,125 (c) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 251,550
127,725 (c) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 123,345
98,250 (c) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 90,806
277,463 (c) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 257,678
500,000 (c) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 509,219
TOTAL ASSET BACKED 9,450,302
OTHER MORTGAGE BACKED - 10.1%
83,852 (a),(c) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 77,865
500,000 (c) BANK, Series 2019 BN21 2.500 10/17/52 372,283
72,529 (a),(c) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2.500 10/25/51 59,825
400,000 BBCMS Mortgage Trust, Series 2023 C19 5.753 04/15/56 408,021
200,000 (c) BBCMS Trust, Series 2015 SRCH 4.197 08/10/35 196,788
500,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3.878 01/15/51 486,168
400,000 Benchmark Mortgage Trust, Series 2019 B9 4.267 03/15/52 385,038
200,000 Benchmark Mortgage Trust, Series 2019 B12 3.419 08/15/52 186,482
400,000 Benchmark Mortgage Trust, Series 2021 B24 2.584 03/15/54 357,604
500,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2.244 08/15/54 415,116
450,000 Benchmark Mortgage Trust, Series 2019 B14 3.049 12/15/62 425,018
125,000 Benchmark Mortgage Trust, Series 2019 B14 3.493 12/15/62 104,112
360,000 BMO Mortgage Trust, Series 2023 C5 5.765 06/15/56 379,849
264,191 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5 5.542 03/15/41 264,643
250,000 CD Mortgage Trust, Series 2017 CD4 3.746 05/10/50 243,435
250,000 (a),(c) CF Mortgage Trust, Series 2020 P1 3.603 04/15/52 230,985
105,795 CFCRE Commercial Mortgage Trust, Series 2016 C7 3.644 12/10/54 105,213
2,541 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5.388 02/20/35 2,560
56,731 (a),(c) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4.741 07/10/47 54,799
250,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3.018 08/10/56 229,787
24,723 COMM Mortgage Trust, Series 2012 CR4 2.853 10/15/45 23,974
376,011 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 365,952
500,000 (a),(c) COMM Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 227,500
200,000 (a),(c) COMM Mortgage Trust, Series 2015 CR22 3.824 03/10/48 161,126
91,905 COMM Mortgage Trust, Series 2015 CR27 3.984 10/10/48 91,707
600,000 (a) COMM Mortgage Trust, Series 2015 LC23 4.158 10/10/48 599,090
105,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 7.356 04/25/42 107,859
480,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.206 05/25/42 499,712
183,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08 7.956 07/25/42 190,482
490,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 9.106 09/25/42 522,514
360,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.106 12/25/42 378,412
395,000 (c) CPS Auto Receivables Trust, Series 2025 C 4.910 10/15/31 395,869
84,042 (a),(c) CSMC, Series 2021 NQM8 2.405 10/25/66 74,384
250,000 (a),(c) CSTL Commercial Mortgage Trust, Series 2024 GATE 5.052 11/10/41 249,556
200,000 DBJPM Mortgage Trust, Series 2020 C9 2.340 08/15/53 175,431
400,000 (a),(c) DBSG Mortgage Trust, Series 2024 ALTA 6.144 06/10/37 406,930
250,000 (a),(c) DBSG Mortgage Trust, Series 2024 ALTA 6.846 06/10/37 253,102
198,347 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP 6.384 11/15/38 198,344
400,000 (a),(c) EQT Trust, Series 2024 EXTR 5.331 07/05/41 409,508
76,398 (a),(c) Flagstar Mortgage Trust, Series 2017 2 3.971 10/25/47 70,076
1,786 (a),(c) Flagstar Mortgage Trust, Series 2018 5 4.000 09/25/48 1,685
153,710 (a),(c) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 126,778
91,024 (a),(c) Flagstar Mortgage Trust, Series 2021 5INV 3.342 07/25/51 75,161
91,932 (a),(c) Flagstar Mortgage Trust, Series 2021 10IN 3.500 10/25/51 75,927
160,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7.702 11/25/43 168,920
300,000 GS Mortgage Securities Trust, Series 2017 GS7 4.236 08/10/50 259,244
2,690 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 2,539
26,110 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 22,535
594,442 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.252 03/27/51 7,530

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 90,295 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000% 03/27/51 $ 77,940
57,444 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 47,240
144,588 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 119,245
152,539 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 131,133
283,343 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 233,716
132,071 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 108,949
89,567 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.721 01/25/52 72,810
92,582 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3.000 07/25/52 79,797
151,772 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3.000 09/25/52 130,575
116,640 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 100,272
98,892 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 85,061
125,505 (a),(c) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 111,508
900,000 (a),(c) Houston Galleria Mall Trust, Series 2025 HGLR 5.644 02/05/45 932,321
500,000 (a),(c) HTL Commercial Mortgage Trust, Series 2024 T53 7.324 05/10/39 510,089
225,000 (a),(c) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5.292 07/13/42 229,343
19,618 (a),(c) Imperial Fund Mortgage Trust, Series 2020 NQM1 2.051 10/25/55 18,712
150,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3.065 01/16/37 121,500
21,480 (a),(c) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1 5.662 12/25/44 21,171
19,278 (a),(c) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 17,275
76,950 (a),(c) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 69,288
53,659 (a),(c) JP Morgan Mortgage Trust, Series 2017 5 4.967 10/26/48 53,796
1,722 (a),(c) JP Morgan Mortgage Trust, Series 2018 9 4.000 02/25/49 1,611
6,006 (a),(c) JP Morgan Mortgage Trust, Series 2019 1 4.000 05/25/49 5,630
90,367 (a),(c) JP Morgan Mortgage Trust, Series 2020 1 3.821 06/25/50 81,830
509,780 (a),(c) JP Morgan Mortgage Trust, Series 2021 3 0.134 07/25/51 3,847
347,869 (a),(c) JP Morgan Mortgage Trust, Series 2021 4 0.129 08/25/51 2,615
44,541 (a),(c) JP Morgan Mortgage Trust, Series 2021 4 2.879 08/25/51 36,273
563,342 (a),(c) JP Morgan Mortgage Trust, Series 2021 6 0.133 10/25/51 4,252
95,064 (a),(c) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 78,498
185,461 (a),(c) JP Morgan Mortgage Trust, Series 2021 INV2 0.400 12/25/51 4,282
75,473 (a),(c) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 62,254
90,227 (a),(c) JP Morgan Mortgage Trust, Series 2021 INV4 3.208 01/25/52 73,487
70,033 (a),(c) JP Morgan Mortgage Trust, Series 2021 12 2.500 02/25/52 57,906
22,971 (a),(c) JP Morgan Mortgage Trust, Series 2022 INV1 3.292 03/25/52 19,398
51,866 (a),(c) JP Morgan Mortgage Trust, Series 2021 14 2.500 05/25/52 42,782
41,879 (a),(c) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 36,024
193,974 (a),(c) JP Morgan Mortgage Trust, Series 2022 2 3.000 08/25/52 166,884
99,529 (a),(c) JP Morgan Mortgage Trust, Series 2022 INV3 3.000 09/25/52 85,660
298,831 (a),(c) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500 09/25/52 265,126
111,270 (a),(c) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 95,562
36,686 (a),(c) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 33,660
173,056 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4.118 05/15/48 172,678
280,646 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 277,954
450,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.709 08/15/48 427,038
500,000 (a),(c) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.349 03/17/49 441,028
115,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2017 C5 3.858 03/15/50 105,839
225,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C7 3.985 10/15/50 210,836
31,342 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2.278 01/25/37 30,826
250,000 (c) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 253,735
83,143 (a),(c) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000 02/25/53 76,490
424,429 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 408,484
500,000 (c) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL 3.885 08/15/38 487,126
260,000 (a),(c),(f) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5.543 10/15/40 259,618
187,880 (a),(c) OBX Trust, Series 2021 J2 2.500 07/25/51 154,974
161,685 (a),(c) OBX Trust, Series 2022 INV5 4.000 10/25/52 148,348
73,657 (a),(c) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 60,756
550,000 (c) Olympic Tower Mortgage Trust, Series 2017 OT 3.566 05/10/39 526,167
500,000 (c) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 460,937
78,190 (a),(c) RCKT Mortgage Trust, Series 2022 4 3.500 06/25/52 69,468
7,884 (a),(c) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 7,274
12,574 (a),(c) Sequoia Mortgage Trust, Series 2017 2 3.500 02/25/47 11,454
23,412 (a),(c) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 21,242

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 38,210 (a),(c) Sequoia Mortgage Trust, Series 2020 3 3.000% 04/25/50 $ 32,886
88,646 (a),(c) Sequoia Mortgage Trust, Series 2023 1 5.000 01/25/53 85,830
10,222 (a),(c) Shellpoint Co-Originator Trust, Series 2017 1 3.500 04/25/47 9,332
190,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4.713 06/15/51 178,412
91,450 (a),(c) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 80,967
84,143 (c) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3 3.153 09/15/57 83,533
324,550 Wells Fargo Commercial Mortgage Trust, Series 2016 C32 3.560 01/15/59 323,435
1,391 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 1,324
10,445 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3.500 09/25/49 9,428
77,146 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 66,564
173,991 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 143,734
92,554 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3.640 09/25/51 77,986
77,563 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.000 03/25/52 66,779
92,663 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.423 03/25/52 77,536
96,954 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.500 03/25/52 86,192
TOTAL OTHER MORTGAGE BACKED 21,492,970
TOTAL STRUCTURED ASSETS
(Cost $32,162,953) 30,943,272
TOTAL LONG-TERM INVESTMENTS
(Cost $210,972,652) 205,810,212
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
1,762,118 (g) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (h) 1,762,118
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,762,118) 1,762,118
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1.4%
2,845,000 (i) Fixed Income Clearing Corporation 4.200 10/01/25 2,845,000
TOTAL REPURCHASE AGREEMENT 2,845,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,845,000) 2,845,000
TOTAL INVESTMENTS - 99.1%
(Cost $215,579,770) 210,417,330
OTHER ASSETS & LIABILITIES, NET - 0.9% 1,873,513
NET ASSETS - 100.0% $ 212,290,843
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,747,696.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $49,618,534 or 23.6% of Total
Investments.
(d) Perpetual security. Maturity date is not applicable.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.4% of Total Investments.
(f) When-issued or delayed delivery security.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $2,845,332 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 10/31/29, valued at $2,902,009.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 160,140 EUR 135,659 Bank of America, N.A. 10/10/25 $ 859
Total  $ 859
Total unrealized appreciation on forward foreign currency contracts  $ 859
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/30 $1,000,000 $81,120 $73,355 $7,765
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 2,000,000 162,796 $129,648 33,148
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 1,000,000 81,120 $64,877 16,243
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 1,000,000 81,120 $66,684 14,436
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 1,000,000 81,120 $73,451 7,669
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00 Quarterly 06/20/30 1,500,000 121,418 $118,463 2,955
Total $608,694 $526,478 $ 82,216
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable .

Core Bond

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000% 5.00% Quarterly 06/20/27 $7,500,000 $(612,507) $(397,981) $(214,526)
Citigroup Global Markets,
Inc CDX-NAHYS45V1-5Y 5.000 5.00% Quarterly 12/20/30 1,500,000 (117,585) (114,353) (3,232)
Total $(730,092) $(512,334) $ (217,758)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable .
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $3,246,806 $— $3,246,806
Corporate bonds — 64,791,275 — 64,791,275
Government bonds — 106,762,559 — 106,762,559
Preferred stocks 66,300 — — 66,300
Structured assets — 30,943,272 — 30,943,272
Investments purchased with collateral from securities lending 1,762,118 — — 1,762,118
Short-Term Investments
:
Repurchase agreement — 2,845,000 — 2,845,000
Investments in Derivatives
:
Credit default swap contracts* — (135,543) — (135,543)
Forward foreign currency contracts* — 859 — 859
Total $1,828,418 $208,454,228 $— $210,282,646
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments September 30, 2025
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 2.1%
10,403 (a) Tesla, Inc $ 4,626,422
TOTAL AUTOMOBILES & COMPONENTS 4,626,422
BANKS - 3.1%
44,364 Citigroup, Inc 4,502,946
7,587 JPMorgan Chase & Co 2,393,167
TOTAL BANKS 6,896,113
CAPITAL GOODS - 8.3%
39,020 Carrier Global Corp 2,329,494
7,745 Cummins, Inc 3,271,256
3,778 Eaton Corp plc 1,413,917
13,028 Howmet Aerospace, Inc 2,556,484
22,785 Ingersoll Rand, Inc 1,882,497
26,491 RTX Corp 4,432,739
3,119 Trane Technologies plc 1,316,093
815 TransDigm Group, Inc 1,074,186
TOTAL CAPITAL GOODS 18,276,666
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.8%
31,299 (a) Amazon.com, Inc 6,872,321
498 (a) Autozone, Inc 2,136,540
9,467 Home Depot, Inc 3,835,934
19,335 TJX Cos, Inc 2,794,681
7,641 Williams-Sonoma, Inc 1,493,433
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 17,132,909
CONSUMER DURABLES & APPAREL - 0.8%
13,090 Pulte Homes, Inc 1,729,582
TOTAL CONSUMER DURABLES & APPAREL 1,729,582
CONSUMER SERVICES - 1.6%
57,379 (a) Carnival Corp 1,658,827
8,938 (a) Expedia Group, Inc 1,910,497
TOTAL CONSUMER SERVICES 3,569,324
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.9%
3,809 Costco Wholesale Corp 3,525,725
20,418 (a) Performance Food Group Co 2,124,289
50,123 Walmart, Inc 5,165,676
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 10,815,690
ENERGY - 0.4%
5,720 Chevron Corp 888,259
TOTAL ENERGY 888,259
FINANCIAL SERVICES - 5.7%
3,739 Ameriprise Financial, Inc 1,836,784
23,662 Bank of New York Mellon Corp 2,578,212
10,400 Mastercard, Inc (Class A) 5,915,624
6,701 Visa, Inc (Class A) 2,287,587
TOTAL FINANCIAL SERVICES 12,618,207
FOOD, BEVERAGE & TOBACCO - 0.9%
31,127 Altria Group, Inc 2,056,250
TOTAL FOOD, BEVERAGE & TOBACCO 2,056,250
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
25,126 (a) Boston Scientific Corp 2,453,051
15,989 (a) Edwards Lifesciences Corp 1,243,464
10,183 HCA, Inc 4,339,995
8,839 (a) Tenet Healthcare Corp 1,794,671

Core Equity

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
8,012 (a) Veeva Systems, Inc $ 2,386,855
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,218,036
INSURANCE - 1.6%
14,411 Progressive Corp 3,558,797
TOTAL INSURANCE 3,558,797
MATERIALS - 1.7%
5,456 (a) Linde plc 2,591,600
8,382 Steel Dynamics, Inc 1,168,702
TOTAL MATERIALS 3,760,302
MEDIA & ENTERTAINMENT - 10.7%
21,955 Alphabet, Inc 5,347,140
26,148 Alphabet, Inc (Class A) 6,356,579
10,611 Meta Platforms, Inc 7,792,506
34,270 Walt Disney Co 3,923,915
TOTAL MEDIA & ENTERTAINMENT 23,420,140
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%
3,178 (a) Alnylam Pharmaceuticals, Inc 1,449,168
2,545 Eli Lilly & Co 1,941,835
19,007 Johnson & Johnson 3,524,278
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,915,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.5%
25,586 Broadcom, Inc 8,441,077
41,292 Lam Research Corp 5,528,999
107,026 Nvidia Corp 19,968,911
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 33,938,987
SOFTWARE & SERVICES - 14.5%
137,507 Gen Digital, Inc 3,903,824
3,957 Intuit, Inc 2,702,275
33,956 Microsoft Corp 17,587,510
8,395 (a) Palantir Technologies, Inc 1,531,416
11,400 (a) Palo Alto Networks, Inc 2,321,268
6,702 Salesforce, Inc 1,588,374
10,095 (a) Snowflake, Inc 2,276,927
TOTAL SOFTWARE & SERVICES 31,911,594
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
46,209 Apple, Inc 11,766,198
47,858 Cisco Systems, Inc 3,274,444
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,040,642
TRANSPORTATION - 1.4%
31,923 (a) Uber Technologies, Inc 3,127,496
TOTAL TRANSPORTATION 3,127,496
UTILITIES - 3.3%
48,313 Alliant Energy Corp 3,256,779

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
35,421 American Electric Power Co, Inc $ 3,984,863
TOTAL UTILITIES 7,241,642
TOTAL COMMON STOCKS
(Cost $132,713,267) 219,742,339
TOTAL LONG-TERM INVESTMENTS
(Cost $132,713,267) 219,742,339
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 482,000 (b) Fixed Income Clearing Corporation 4 .200% 10/01/25 482,000
TOTAL REPURCHASE AGREEMENT 482,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $482,000) 482,000
TOTAL INVESTMENTS - 100.2%
(Cost $133,195,267) 220,224,339
OTHER ASSETS & LIABILITIES, NET - (0.2)% (522,928)
NET ASSETS - 100.0% $ 219,701,411
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $482,056 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 10/31/29, valued at $491,743.
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $219,742,339 $— $— $219,742,339
Short-Term Investments
:
Repurchase agreement — 482,000 — 482,000
Total $219,742,339 $482,000 $— $220,224,339
1 1 1 1 1

Growth Equity
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
COMMON STOCKS - 98.5%
AUTOMOBILES & COMPONENTS - 3.0%
13,841 (a) Tesla, Inc $ 6,155,369
TOTAL AUTOMOBILES & COMPONENTS 6,155,369
BANKS - 0.4%
9,894 Wells Fargo & Co 829,315
TOTAL BANKS 829,315
CAPITAL GOODS - 3.8%
9,225 (a) Boeing Co 1,991,032
5,483 General Electric Co 1,649,396
4,319 Quanta Services, Inc 1,789,880
598 TransDigm Group, Inc 788,176
9,271 Vertiv Holdings Co 1,398,623
TOTAL CAPITAL GOODS 7,617,107
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
18,569 Experian Group Ltd 932,668
7,572 Waste Connections, Inc 1,331,158
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,263,826
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.8%
82,653 (a) Amazon.com, Inc 18,148,119
359 (a) Autozone, Inc 1,540,196
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,688,315
CONSUMER DURABLES & APPAREL - 0.8%
115 (a) NVR, Inc 923,986
112,600 (a) PRADA S.p.A 677,920
TOTAL CONSUMER DURABLES & APPAREL 1,601,906
CONSUMER SERVICES - 3.9%
363 Booking Holdings, Inc 1,959,935
126,633 (a) Carnival Corp 3,660,960
1,891 (a) Flutter Entertainment plc 493,237
2,021 (a) Flutter Entertainment plc 513,334
14,000 Starbucks Corp 1,184,400
TOTAL CONSUMER SERVICES 7,811,866
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
927 Costco Wholesale Corp 858,059
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 858,059
FINANCIAL SERVICES - 6.6%
854 (a),(b) Adyen NV 1,374,154
17,372 (a) Chime Financial, Inc 350,393
77,546 (a) Grab Holdings Ltd 466,827
8,198 KKR & Co, Inc 1,065,330
15,477 (a) PayPal Holdings, Inc 1,037,888
194,906 (a),(c) Rocket Cos, Inc 3,777,278
15,123 Visa, Inc (Class A) 5,162,690
TOTAL FINANCIAL SERVICES 13,234,560
FOOD, BEVERAGE & TOBACCO - 1.1%
15,294 Mondelez International, Inc 955,416
19,686 (a) Monster Beverage Corp 1,325,065
TOTAL FOOD, BEVERAGE & TOBACCO 2,280,481
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
15,731 (a) DexCom, Inc 1,058,539
3,323 (a) Intuitive Surgical, Inc 1,486,145
3,262 (a) Veeva Systems, Inc 971,783
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,516,467
INSURANCE - 1.3%
10,440 Progressive Corp 2,578,158
TOTAL INSURANCE 2,578,158
MEDIA & ENTERTAINMENT - 13.2%
57,460 Alphabet, Inc 13,994,383

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
15,588 (a) Liberty Media Corp-Liberty Formula One (Class C) $ 1,628,167
9,548 Meta Platforms, Inc 7,011,860
16,696 (a) ROBLOX Corp 2,312,730
15,485 Walt Disney Co 1,773,032
TOTAL MEDIA & ENTERTAINMENT 26,720,172
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%
3,740 Eli Lilly & Co 2,853,620
15,220 (a) Galderma Group AG. 2,690,900
1,505 (a) Regeneron Pharmaceuticals, Inc 846,216
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,390,736
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
15,854 (a) CoStar Group, Inc 1,337,602
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,337,602
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.7%
10,031 Applied Materials, Inc 2,053,747
6,984 (a) ARM Holdings plc (ADR) 988,166
29,975 Broadcom, Inc 9,889,052
138,070 Nvidia Corp 25,761,101
26,000 Taiwan Semiconductor Manufacturing Co Ltd 1,129,383
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 39,821,449
SOFTWARE & SERVICES - 19.1%
7,437 (a) Atlassian Corp Ltd 1,187,689
1,293 (a) Crowdstrike Holdings, Inc 634,061
6,359 (a) Figma, Inc 329,841
3,318 Intuit, Inc 2,265,895
45,816 Microsoft Corp 23,730,396
4,252 Oracle Corp 1,195,833
4,504 (a) Palantir Technologies, Inc 821,620
11,446 (a) Palo Alto Networks, Inc 2,330,635
3,619 Roper Industries, Inc 1,804,759
2,402 (a) ServiceNow, Inc 2,210,513
9,031 (a) Snowflake, Inc 2,036,942
TOTAL SOFTWARE & SERVICES 38,548,184
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
53,328 Apple, Inc 13,578,909
16,595 (a) Arista Networks, Inc 2,418,057
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,996,966
UTILITIES - 0.8%
4,968 Constellation Energy Corp 1,634,820
TOTAL UTILITIES 1,634,820
TOTAL COMMON STOCKS
(Cost $83,475,789) 198,885,358
TOTAL LONG-TERM INVESTMENTS
(Cost $83,475,789) 198,885,358

Growth Equity

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
658,791 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(e) $ 658,791
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $658,791) 658,791
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 906,000 (f) Fixed Income Clearing Corporation 4 .200 10/01/25 906,000
TOTAL REPURCHASE AGREEMENT 906,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $906,000) 906,000
TOTAL INVESTMENTS - 99.3%
(Cost $85,040,580) 200,450,149
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,483,396
NET ASSETS - 100.0% $ 201,933,545
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,374,154 or 0.7% of Total Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,539,206.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $906,106 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $924,259.

Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $191,120,269 $7,765,089 $— $198,885,358
Investments purchased with collateral from securities lending 658,791 — — 658,791
Short-Term Investments
:
Repurchase agreement — 906,000 — 906,000
Total $191,779,060 $8,671,089 $— $200,450,149
1 1 1 1 1

International Equity
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.4%
COMMON STOCKS - 96.4%
AUSTRALIA - 4.5%
87,794 BHP Billiton Ltd $ 2,452,543
32,146 Commonwealth Bank of Australia 3,549,996
435,585 Glencore plc 2,006,141
TOTAL AUSTRALIA 8,008,680
BRAZIL - 1.0%
246,530 Itau Unibanco Holding S.A. 1,809,747
TOTAL BRAZIL 1,809,747
DENMARK - 2.9%
12,006 DSV AS 2,398,445
50,827 Novo Nordisk A.S. 2,830,130
TOTAL DENMARK 5,228,575
FINLAND - 1.4%
149,560 Nordea Bank AB publ 2,462,323
TOTAL FINLAND 2,462,323
FRANCE - 11.4%
11,123 (a) Air Liquide 2,317,552
24,145 Airbus SE 5,638,483
16,090 Compagnie de Saint-Gobain 1,743,377
8,271 Essilor International S.A. 2,694,309
3,658 Kering 1,225,786
4,169 LVMH Moet Hennessy Louis Vuitton S.A. 2,565,525
32,914 Total S.A. 2,004,746
15,084 Vinci S.A. 2,096,254
TOTAL FRANCE 20,286,032
GERMANY - 10.6%
83,097 E.ON AG. 1,565,171
13,917 HeidelbergCement AG. 3,145,879
2,020 (a) Rheinmetall AG. 4,725,127
39,707 RWE AG. 1,766,116
8,490 SAP AG. 2,273,345
19,968 Siemens AG. 5,390,921
TOTAL GERMANY 18,866,559
INDIA - 0.7%
19,628 HDFC Bank Ltd (ADR) 670,492
39,427 (a) Reliance Industries Ltd 605,591
TOTAL INDIA 1,276,083
INDONESIA - 0.2%
1,743,100 Bank Rakyat Indonesia 408,552
TOTAL INDONESIA 408,552
ITALY - 2.2%
29,587 Moncler S.p.A 1,741,295
27,823 (a) UniCredit S.p.A 2,117,193
TOTAL ITALY 3,858,488
JAPAN - 20.8%
27,600 Advantest Corp 2,730,819
102,100 Daiichi Sankyo Co Ltd 2,297,270
74,000 (a) Fujitsu Ltd 1,735,916
210,555 (a) Hitachi Ltd 5,578,248
116,100 Mitsubishi Electric Corp 2,981,881
360,500 Mitsubishi UFJ Financial Group, Inc 5,815,359
47,640 Nintendo Co Ltd 4,121,776
46,900 ORIX Corp 1,230,936
12,900 SBI Holdings, Inc 561,633
159,460 Sony Corp 4,583,949
159,460 (a) Sony Financial Holdings, Inc 176,836
130,000 Sumitomo Mitsui Financial Group, Inc 3,657,272

SHARES DESCRIPTION VALUE
JAPAN (continued)
81,615 (a) Toyota Motor Corp $ 1,567,535
TOTAL JAPAN 37,039,430
KOREA, REPUBLIC OF - 1.1%
30,789 Samsung Electronics Co Ltd 1,845,810
TOTAL KOREA, REPUBLIC OF 1,845,810
MEXICO - 0.8%
6,700 Fomento Economico Mexicano SAB de C.V. (ADR) 660,821
66,000 Grupo Financiero Banorte S.A. de C.V. 664,847
TOTAL MEXICO 1,325,668
NETHERLANDS - 5.7%
2,937 ASML Holding NV 2,864,124
21,983 Heineken NV 1,721,468
134,391 ING Groep NV 3,523,162
440,690 Koninklijke KPN NV 2,115,109
TOTAL NETHERLANDS 10,223,863
SPAIN - 6.7%
280,342 Banco Bilbao Vizcaya Argentaria S.A. 5,402,091
412,905 Banco Santander S.A. 4,333,157
119,953 Iberdrola S.A. 2,270,631
TOTAL SPAIN 12,005,879
SWITZERLAND - 5.5%
38,801 ABB Ltd 2,807,769
10,707 Cie Financiere Richemont S.A. 2,055,383
2,909 Lonza Group AG. 1,945,069
4,200 Zurich Insurance Group AG 3,002,089
TOTAL SWITZERLAND 9,810,310
TAIWAN - 1.1%
7,205 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 2,012,285
TOTAL TAIWAN 2,012,285
UNITED KINGDOM - 7.6%
22,749 AstraZeneca plc 3,485,170
470,463 Barclays plc 2,420,682
52,309 (a) British American Tobacco plc 2,782,173
100,763 National Grid plc 1,447,829
6,638 Reckitt Benckiser Group plc 511,139
49,895 Unilever plc 2,949,223
TOTAL UNITED KINGDOM 13,596,216
UNITED STATES - 12.2%
137,738 BP plc 790,843
36,681 CRH plc 4,398,052
633,990 Haleon plc 2,853,068
5,675 (a) Linde plc 2,695,625
10,882 Nestle S.A. 999,351
7,110 Novartis AG. 914,192
8,671 Roche Holding AG. 2,887,300
122,386 Shell plc 4,361,958
44,267 Smurfit WestRock plc 1,884,446
TOTAL UNITED STATES 21,784,835
TOTAL COMMON STOCKS
(Cost $111,295,271) 171,849,335
TOTAL LONG-TERM INVESTMENTS
(Cost $111,295,271) 171,849,335

International Equity

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.3%
REPURCHASE AGREEMENT - 3.3%
$ 5,956,000 (b) Fixed Income Clearing Corporation 4 .200% 10/01/25 $ 5,956,000
TOTAL REPURCHASE AGREEMENT 5,956,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,956,000) 5,956,000
TOTAL INVESTMENTS - 99.7%
(Cost $117,251,271) 177,805,335
OTHER ASSETS & LIABILITIES, NET - 0.3% 557,568
NET ASSETS - 100.0% $ 178,362,903
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $5,956,695 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 5/15/30, valued at $6,075,246.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $14,973,151 $156,876,184 $— $171,849,335
Short-Term Investments
:
Repurchase agreement — 5,956,000 — 5,956,000
Total $14,973,151 $162,832,184 $— $177,805,335
1 1 1 1 1

Portfolio of Investments September 30, 2025
Large Cap Responsible

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 0.1%
1,259 (a) Aptiv plc $ 108,551
TOTAL AUTOMOBILES & COMPONENTS 108,551
BANKS - 3.4%
11,342 Citigroup, Inc 1,151,213
7,614 JPMorgan Chase & Co 2,401,684
TOTAL BANKS 3,552,897
CAPITAL GOODS - 8.7%
1,051 (a) Axon Enterprise, Inc 754,240
6,684 Carrier Global Corp 399,035
2,604 Caterpillar, Inc 1,242,499
1,566 Deere & Co 716,069
2,778 Eaton Corp plc 1,039,666
1,849 GE Vernova, Inc 1,136,950
3,289 Illinois Tool Works, Inc 857,640
7,381 Ingersoll Rand, Inc 609,818
697 Parker-Hannifin Corp 528,431
2,163 Quanta Services, Inc 896,390
866 Trane Technologies plc 365,417
436 W.W. Grainger, Inc 415,491
1,219 Xylem, Inc 179,802
TOTAL CAPITAL GOODS 9,141,448
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
3,124 Automatic Data Processing, Inc 916,894
13,429 (a) Copart, Inc 603,902
947 Paychex, Inc 120,042
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,640,838
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
8,931 eBay, Inc 812,274
3,745 Home Depot, Inc 1,517,437
1,599 Lowe's Cos, Inc 401,845
250 Pool Corp 77,517
7,715 TJX Cos, Inc 1,115,126
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,924,199
CONSUMER DURABLES & APPAREL - 0.2%
1,591 (a) Deckers Outdoor Corp 161,280
TOTAL CONSUMER DURABLES & APPAREL 161,280
CONSUMER SERVICES - 4.2%
200 Booking Holdings, Inc 1,079,854
1,722 (a) DoorDash, Inc 468,367
1,477 (a) Expedia Group, Inc 315,709
3,258 McDonald's Corp 990,073
2,714 Royal Caribbean Cruises Ltd 878,196
7,977 Starbucks Corp 674,854
TOTAL CONSUMER SERVICES 4,407,053
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
4,047 Target Corp 363,016
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 363,016
ENERGY - 1.5%
17,929 Baker Hughes Co 873,501
9,547 ONEOK, Inc 696,644
TOTAL ENERGY 1,570,145
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
1,005 Equinix, Inc 787,156
2,744 Iron Mountain, Inc 279,723
7,434 (b) Prologis, Inc 851,342

Large Cap Responsible

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,828 Welltower, Inc $ 1,038,200
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,956,421
FINANCIAL SERVICES - 11.2%
3,389 American Express Co 1,125,690
1,551 Ameriprise Financial, Inc 761,929
6,231 Bank of New York Mellon Corp 678,930
1,587 Goldman Sachs Group, Inc 1,263,807
2,903 Mastercard, Inc (Class A) 1,651,255
1,825 Moody's Corp 869,576
7,313 Morgan Stanley 1,162,474
2,126 Nasdaq Stock Market, Inc 188,045
10,749 (a) PayPal Holdings, Inc 720,828
2,023 S&P Global, Inc 984,614
6,231 Synchrony Financial 442,713
5,462 Visa, Inc (Class A) 1,864,618
TOTAL FINANCIAL SERVICES 11,714,479
FOOD, BEVERAGE & TOBACCO - 1.8%
13,159 Coca-Cola Co 872,705
7,350 PepsiCo, Inc 1,032,234
TOTAL FOOD, BEVERAGE & TOBACCO 1,904,939
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
1,747 (a) Cooper Cos, Inc 119,774
5,609 (a) Edwards Lifesciences Corp 436,212
1,812 HCA, Inc 772,274
1,041 (a) IDEXX Laboratories, Inc 665,085
470 (a) Insulet Corp 145,103
392 McKesson Corp 302,836
306 STERIS plc 75,717
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,517,001
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
9,010 Procter & Gamble Co 1,384,387
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,384,387
INSURANCE - 2.2%
221 Hartford Financial Services Group, Inc 29,479
2,705 Marsh & McLennan Cos, Inc 545,139
3,722 Progressive Corp 919,148
2,958 Travelers Cos, Inc 825,933
TOTAL INSURANCE 2,319,699
MATERIALS - 2.1%
124 Ball Corp 6,252
3,327 Ecolab, Inc 911,132
7,048 International Paper Co 327,027
11,763 Newmont Goldcorp Corp 991,739
TOTAL MATERIALS 2,236,150
MEDIA & ENTERTAINMENT - 4.7%
20,715 Comcast Corp (Class A) 650,866
4,244 Electronic Arts, Inc 856,015
3,198 (a) Live Nation, Inc 522,553
1,436 (a) Netflix, Inc 1,721,649
7,879 News Corp (Class A) 241,964
3,453 (a) Take-Two Interactive Software, Inc 892,117
TOTAL MEDIA & ENTERTAINMENT 4,885,164
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
669 Agilent Technologies, Inc 85,866
3,419 Amgen, Inc 964,842
4,068 Bristol-Myers Squibb Co 183,467
4,957 Danaher Corp 982,775
2,499 Eli Lilly & Co 1,906,737
5,419 Gilead Sciences, Inc 601,509
1,936 (a) Vertex Pharmaceuticals, Inc 758,215
424 West Pharmaceutical Services, Inc 111,228

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,617 Zoetis, Inc $ 675,559
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,270,198
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
4,077 (a) CBRE Group, Inc 642,372
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 642,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.3%
7,616 (a) Advanced Micro Devices, Inc 1,232,193
5,418 Applied Materials, Inc 1,109,281
2,075 (a) First Solar, Inc 457,600
31,628 Intel Corp 1,061,119
8,560 Lam Research Corp 1,146,184
49,071 Nvidia Corp 9,155,667
3,916 NXP Semiconductors NV 891,791
5,419 Texas Instruments, Inc 995,633
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,049,468
SOFTWARE & SERVICES - 17.6%
4,041 Accenture plc 996,511
2,608 (a) Adobe, Inc 919,972
2,930 (a) Autodesk, Inc 930,773
2,682 (a) Cadence Design Systems, Inc 942,079
1,541 (a) Gartner, Inc 405,083
4,605 International Business Machines Corp 1,299,347
1,530 Intuit, Inc 1,044,852
15,190 Microsoft Corp 7,867,660
609 (a) PTC, Inc 123,639
4,501 Salesforce, Inc 1,066,737
1,148 (a) ServiceNow, Inc 1,056,481
1,597 (a) Synopsys, Inc 787,944
5,462 (a) Trade Desk, Inc 267,693
3,242 (a) Workday, Inc 780,447
TOTAL SOFTWARE & SERVICES 18,489,218
TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
7,578 (a) Arista Networks, Inc 1,104,190
18,282 Cisco Systems, Inc 1,250,855
26,413 Hewlett Packard Enterprise Co 648,703
19,010 HP, Inc 517,642
3,490 (a) Keysight Technologies, Inc 610,471
1,137 Seagate Technology Holdings plc 268,400
6,272 (a) Trimble Inc 512,109
6,949 (a) Western Digital Corp 834,297
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,746,667
TELECOMMUNICATION SERVICES - 0.8%
18,708 Verizon Communications, Inc 822,217
TOTAL TELECOMMUNICATION SERVICES 822,217
TRANSPORTATION - 0.6%
9,371 CSX Corp 332,764
2,339 Old Dominion Freight Line 329,284
32 Union Pacific Corp 7,564
TOTAL TRANSPORTATION 669,612
UTILITIES - 0.6%
1,252 Edison International 69,211
489 Eversource Energy 34,787

Large Cap Responsible

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
12,637 Exelon Corp $ 568,791
TOTAL UTILITIES 672,789
TOTAL COMMON STOCKS
(Cost $54,450,338) 104,150,208
TOTAL LONG-TERM INVESTMENTS
(Cost $54,450,338) 104,150,208
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
$ 779,000 (c) Fixed Income Clearing Corporation 4 .200% 10/01/25 779,000
TOTAL REPURCHASE AGREEMENT 779,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $779,000) 779,000
TOTAL INVESTMENTS - 100.1%
(Cost $55,229,338) 104,929,208
OTHER ASSETS & LIABILITIES, NET - (0.1)% (113,787)
NET ASSETS - 100.0% $ 104,815,421
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $779,091 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 2/28/31, valued at $794,668.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 2 12/19/25  $ 664,572 $ 673,875 $ 9,303

Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $104,150,208 $— $— $104,150,208
Short-Term Investments
:
Repurchase agreement — 779,000 — 779,000
Investments in Derivatives
:
Futures contracts* 9,303 — — 9,303
Total $104,159,511 $779,000 $— $104,938,511
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Large Cap Value
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
BANKS - 10.9%
41,414 Bank of America Corp $ 2,136,548
13,846 Fifth Third Bancorp 616,839
12,202 JPMorgan Chase & Co 3,848,877
5,396 PNC Financial Services Group, Inc 1,084,218
24,179 Wells Fargo & Co 2,026,684
TOTAL BANKS 9,713,166
CAPITAL GOODS - 12.5%
6,772 (a) Boeing Co 1,461,601
1,457 Deere & Co 666,228
5,700 Dover Corp 950,931
4,134 Eaton Corp plc 1,547,150
9,439 Emerson Electric Co 1,238,208
4,388 Honeywell International, Inc 923,674
8,308 Masco Corp 584,800
1,913 Parker-Hannifin Corp 1,450,341
11,661 RTX Corp 1,951,235
764 Trane Technologies plc 322,377
TOTAL CAPITAL GOODS 11,096,545
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
8,248 (a) Amazon.com, Inc 1,811,013
2,891 Home Depot, Inc 1,171,404
8,703 (a) O'Reilly Automotive, Inc 938,271
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,920,688
CONSUMER DURABLES & APPAREL - 1.5%
164 (a) NVR, Inc 1,317,684
TOTAL CONSUMER DURABLES & APPAREL 1,317,684
CONSUMER SERVICES - 1.9%
146 Booking Holdings, Inc 788,293
3,350 Hilton Worldwide Holdings, Inc 869,124
TOTAL CONSUMER SERVICES 1,657,417
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
12,951 Walmart, Inc 1,334,730
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,334,730
ENERGY - 6.4%
6,607 Chevron Corp 1,026,001
12,310 ConocoPhillips 1,164,403
8,104 EOG Resources, Inc 908,620
14,513 Exxon Mobil Corp 1,636,341
5,905 Valero Energy Corp 1,005,385
TOTAL ENERGY 5,740,750
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
10,712 Prologis, Inc 1,226,738
3,573 Simon Property Group, Inc 670,545
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,897,283
FINANCIAL SERVICES - 10.7%
4,306 American Express Co 1,430,281
4,351 (a) Berkshire Hathaway, Inc 2,187,422
1,158 BlackRock, Inc 1,350,077
10,321 Charles Schwab Corp 985,346
2,145 Goldman Sachs Group, Inc 1,708,171
7,211 Intercontinental Exchange, Inc 1,214,909
4,845 KKR & Co, Inc 629,608
TOTAL FINANCIAL SERVICES 9,505,814
FOOD, BEVERAGE & TOBACCO - 2.1%
13,204 Mondelez International, Inc 824,854

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
6,376 Philip Morris International, Inc $ 1,034,187
TOTAL FOOD, BEVERAGE & TOBACCO 1,859,041
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
12,200 Abbott Laboratories 1,634,068
3,113 Cigna Group 897,322
2,398 Elevance Health, Inc 774,842
2,287 HCA, Inc 974,720
4,147 UnitedHealth Group, Inc 1,431,959
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,712,911
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
7,028 Procter & Gamble Co 1,079,852
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,079,852
INSURANCE - 4.6%
14,266 American International Group, Inc 1,120,452
3,416 Chubb Ltd 964,166
5,464 Marsh & McLennan Cos, Inc 1,101,160
11,295 Metlife, Inc 930,369
TOTAL INSURANCE 4,116,147
MATERIALS - 4.4%
12,234 DuPont de Nemours, Inc 953,029
3,408 (a) Linde plc 1,618,800
1,950 Reliance Steel & Aluminum Co 547,618
17,739 Smurfit WestRock plc 755,149
TOTAL MATERIALS 3,874,596
MEDIA & ENTERTAINMENT - 6.0%
12,932 Alphabet, Inc 3,149,588
8,695 Comcast Corp (Class A) 273,197
592 Meta Platforms, Inc 434,753
13,006 Walt Disney Co 1,489,187
TOTAL MEDIA & ENTERTAINMENT 5,346,725
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
3,805 AbbVie, Inc 881,010
4,669 Danaher Corp 925,676
11,580 Johnson & Johnson 2,147,164
720 (a) Regeneron Pharmaceuticals, Inc 404,834
12,350 Sanofi (ADR) 582,920
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,941,604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
3,657 Analog Devices, Inc 898,525
5,077 Applied Materials, Inc 1,039,465
1,373 Broadcom, Inc 452,966
6,579 Lam Research Corp 880,928
4,554 Micron Technology, Inc 761,975
3,086 NXP Semiconductors NV 702,775
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,736,634
SOFTWARE & SERVICES - 2.5%
3,965 Accenture plc 977,769
1,979 Microsoft Corp 1,025,023
648 Oracle Corp 182,244
TOTAL SOFTWARE & SERVICES 2,185,036
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
14,883 Cisco Systems, Inc 1,018,295
5,432 TE Connectivity plc 1,192,487
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,210,782
TELECOMMUNICATION SERVICES - 0.7%
2,503 T-Mobile US, Inc 599,168
TOTAL TELECOMMUNICATION SERVICES 599,168
TRANSPORTATION - 1.9%
1,665 FedEx Corp 392,624

Large Cap Value

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
5,678 Union Pacific Corp $ 1,342,109
TOTAL TRANSPORTATION 1,734,733
UTILITIES - 4.5%
8,304 Ameren Corp 866,772
7,802 American Electric Power Co, Inc 877,725
11,060 Duke Energy Corp 1,368,675
12,353 NextEra Energy, Inc 932,528
TOTAL UTILITIES 4,045,700
TOTAL COMMON STOCKS
(Cost $51,505,583) 88,627,006
TOTAL LONG-TERM INVESTMENTS
(Cost $51,505,583) 88,627,006
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0.8%
$ 713,000 (b) Fixed Income Clearing Corporation 4 .200% 10/01/25 713,000
TOTAL REPURCHASE AGREEMENT 713,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $713,000) 713,000
TOTAL INVESTMENTS - 100.3%
(Cost $52,218,583) 89,340,006
OTHER ASSETS & LIABILITIES, NET - (0.3)% (241,515)
NET ASSETS - 100.0% $ 89,098,491
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $713,083 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 5/15/30, valued at $727,291.

Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $88,627,006 $— $— $88,627,006
Short-Term Investments
:
Repurchase agreement — 713,000 — 713,000
Total $88,627,006 $713,000 $— $89,340,006
1 1 1 1 1

Real Estate Securities Select
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
2,400 Blackstone, Inc $ 410,040
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 410,040
DATA CENTER REITS - 10.5%
17,700 Digital Realty Trust, Inc 3,059,976
4,500 Equinix, Inc 3,524,580
TOTAL DATA CENTER REITS 6,584,556
DIVERSIFIED REITS - 0.3%
7,000 Essential Properties Realty Trust, Inc 208,320
TOTAL DIVERSIFIED REITS 208,320
HEALTH CARE REITS - 16.0%
29,000 American Healthcare REIT, Inc 1,218,290
38,000 Sabra Health Care REIT, Inc 708,320
35,200 Ventas, Inc 2,463,648
31,700 Welltower, Inc 5,647,038
TOTAL HEALTH CARE REITS 10,037,296
HOTELS, RESORTS & CRUISE LINES - 1.3%
3,000 Hyatt Hotels Corp 425,790
1,400 Marriott International, Inc (Class A) 364,616
TOTAL HOTELS, RESORTS & CRUISE LINES 790,406
INDUSTRIAL REITS - 12.4%
4,000 EastGroup Properties, Inc 677,040
49,000 Prologis, Inc 5,611,480
24,200 Rexford Industrial Realty, Inc 994,862
8,000 Terreno Realty Corp 454,000
TOTAL INDUSTRIAL REITS 7,737,382
MULTI-FAMILY RESIDENTIAL REITS - 9.4%
7,500 AvalonBay Communities, Inc 1,448,775
3,500 Camden Property Trust 373,730
14,500 Equity Residential 938,585
5,900 Essex Property Trust, Inc 1,579,194
11,000 Mid-America Apartment Communities, Inc 1,537,030
TOTAL MULTI-FAMILY RESIDENTIAL REITS 5,877,314
OFFICE REITS - 4.4%
12,500 Boston Properties, Inc 929,250
70,000 Hudson Pacific Properties, Inc 193,200
17,000 SL Green Realty Corp 1,016,770
15,600 Vornado Realty Trust 632,268
TOTAL OFFICE REITS 2,771,488
OTHER SPECIALIZED REITS - 5.0%
21,500 Gaming and Leisure Properties, Inc 1,002,115
7,800 Iron Mountain, Inc 795,132
40,200 VICI Properties, Inc 1,310,922
TOTAL OTHER SPECIALIZED REITS 3,108,169
RETAIL REITS - 17.9%
12,500 Agree Realty Corp 888,000
31,700 Curbline Properties Corp 706,910
47,500 Kimco Realty Corp 1,037,875
9,500 Kite Realty Group Trust 211,850
20,300 Macerich Co 369,460
30,800 Realty Income Corp 1,872,332
16,500 Regency Centers Corp 1,202,850
24,000 Simon Property Group, Inc 4,504,080
12,800 Tanger Factory Outlet Centers, Inc 433,152
TOTAL RETAIL REITS 11,226,509
SELF STORAGE REITS - 5.3%
11,900 Extra Space Storage, Inc 1,677,186

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
SELF STORAGE REITS (continued)
5,700 Public Storage, Inc $ 1,646,445
TOTAL SELF STORAGE REITS 3,323,631
SINGLE-FAMILY RESIDENTIAL REITS - 6.3%
20,000 American Homes 4 Rent 665,000
16,200 Equity Lifestyle Properties, Inc 983,340
38,000 Invitation Homes, Inc 1,114,540
9,000 Sun Communities, Inc 1,161,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,923,880
TELECOM TOWER REITS - 9.8%
17,600 American Tower Corp 3,384,832
21,200 Crown Castle, Inc 2,045,588
3,600 SBA Communications Corp 696,060
TOTAL TELECOM TOWER REITS 6,126,480
TOTAL COMMON STOCKS
(Cost $39,053,500) 62,125,471
TOTAL LONG-TERM INVESTMENTS
(Cost $39,053,500) 62,125,471
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
$ 404,000 (a) Fixed Income Clearing Corporation 4 .200% 10/01/25 404,000
TOTAL REPURCHASE AGREEMENT 404,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $404,000) 404,000
TOTAL INVESTMENTS - 100.0%
(Cost $39,457,500) 62,529,471
OTHER ASSETS & LIABILITIES, NET - 0.0% 26,109
NET ASSETS - 100.0% $ 62,555,580
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $404,047 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 10/31/29, valued at $412,235.

Real Estate Securities Select

Portfolio of Investments September 30, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $62,125,471 $— $— $62,125,471
Short-Term Investments
:
Repurchase agreement — 404,000 — 404,000
Total $62,125,471 $404,000 $— $62,529,471
1 1 1 1 1

Portfolio of Investments September 30, 2025
Stock Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2.3%
1,634 (a) Adient plc $ 39,347
1,752 (a) American Axle & Manufacturing Holdings, Inc 10,529
3,197 (a) Aptiv plc 275,645
3,319 (a) BorgWarner, Inc 145,903
271 (a) Cooper-Standard Holdings, Inc 10,008
1,652 (a) Dana Inc 33,106
476 (a) Dorman Products, Inc 74,199
55,008 Ford Motor Co 657,896
713 (a) Fox Factory Holding Corp 17,319
890 (a) Garrett Motion, Inc 12,122
13,822 General Motors Co 842,727
3,486 Gentex Corp 98,654
573 (a) Gentherm, Inc 19,516
4,151 (a) Goodyear Tire & Rubber Co 31,049
1,042 Harley-Davidson, Inc 29,072
377 LCI Industries 35,118
586 Lear Corp 58,957
1,635 (a),(b) Lucid Group, Inc 38,897
772 (a) Modine Manufacturing Co 109,747
571 Patrick Industries, Inc 59,058
817 (a) Phinia, Inc 46,961
4,728 (a) QuantumScape Corp 58,249
11,551 (a),(b) Rivian Automotive, Inc 169,569
2,129 (a) Solid Power, Inc 7,388
330 Standard Motor Products, Inc 13,471
40,444 (a) Tesla, Inc 17,986,256
900 Thor Industries, Inc 93,321
496 (a) Visteon Corp 59,451
486 Winnebago Industries, Inc 16,252
343 (a) XPEL, Inc 11,343
TOTAL AUTOMOBILES & COMPONENTS 21,061,130
BANKS - 3.9%
254 (a) 1st Source Corp 15,636
95 (a) ACNB Corp 4,184
197 Amalgamated Financial Corp 5,349
442 (a) Amerant Bancorp, Inc 8,517
1,222 Ameris Bancorp 89,585
204 (a) Arrow Financial Corp 5,773
1,508 (a) Associated Banc-Corp 38,771
1,895 (a) Atlantic Union Bankshares Corp 66,875
945 (a) Axos Financial, Inc 79,994
1,824 Banc of California, Inc 30,187
446 (a) Bancfirst Corp 56,397
814 (a) Bancorp, Inc 60,960
117 (a) Bank First Corp 14,193
97,024 Bank of America Corp 5,005,468
499 (a) Bank of Hawaii Corp 32,754
174 (a) Bank of Marin Bancorp 4,225
415 Bank of NT Butterfield & Son Ltd 17,812
1,270 Bank OZK 64,745
802 (a) BankUnited, Inc 30,604
511 Banner Corp 33,470
219 Bar Harbor Bankshares 6,671
148 (a) BayCom Corp 4,255
174 (a) BCB Bancorp, Inc 1,510
1,169 Berkshire Hills Bancorp, Inc 27,717
298 (a) Blue Foundry Bancorp 2,709
193 (a) BOK Financial Corp 21,508

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
385 (a) Bridgewater Bancshares, Inc $ 6,776
197 (a) Burke & Herbert Financial Services Corp 12,153
324 (a) Business First Bancshares, Inc 7,650
231 (a) Byline Bancorp, Inc 6,406
2,684 Cadence Bank 100,757
238 (a) Camden National Corp 9,184
693 (a) Capital Bancorp, Inc 22,107
156 (a) Capital City Bank Group, Inc 6,519
2,332 (a) Capitol Federal Financial, Inc 14,808
641 (a) Carter Bankshares, Inc 12,442
1,220 Cathay General Bancorp 58,572
470 Central Pacific Financial Corp 14,260
26,276 Citigroup, Inc 2,667,014
167 (a) Citizens & Northern Corp 3,308
6,624 Citizens Financial Group, Inc 352,132
64 (a) Citizens Financial Services, Inc 3,836
236 (a) City Holding Co 29,233
157 (a) Civista Bancshares, Inc 3,189
420 (a) CNB Financial Corp 10,164
415 (a) Coastal Financial Corp 44,891
163 (a) Colony Bankcorp, Inc 2,773
3,539 (a) Columbia Banking System, Inc 91,094
599 (a) Columbia Financial, Inc 8,991
1,878 Comerica, Inc 128,681
1,755 Commerce Bancshares, Inc 104,879
1,009 (a) Community Bank System, Inc 59,168
238 (a) Community Trust Bancorp, Inc 13,316
588 ConnectOne Bancorp, Inc 14,588
890 Cullen/Frost Bankers, Inc 112,825
438 (a) Customers Bancorp, Inc 28,632
2,357 (a) CVB Financial Corp 44,571
611 (a) Dime Community Bancshares, Inc 18,226
638 (a) Eagle Bancorp, Inc 12,900
2,034 East West Bancorp, Inc 216,519
2,944 (a) Eastern Bankshares, Inc 53,434
424 Enterprise Financial Services Corp 24,584
161 (a) Equity Bancshares, Inc 6,553
105 (a) Esquire Financial Holdings, Inc 10,716
193 (a) Farmers & Merchants Bancorp, Inc 4,827
378 (a) Farmers National Banc Corp 5,447
560 (a) FB Financial Corp 31,214
10,035 Fifth Third Bancorp 447,059
202 (a) Financial Institutions, Inc 5,494
440 (a) First Bancorp 23,272
2,142 First BanCorp 47,231
162 (a) First Bancorp, Inc 4,254
354 (a) First Bank 5,767
1,158 (a) First Busey Corp 26,808
87 (a) First Business Financial Services, Inc 4,460
151 First Citizens Bancshares, Inc (Class A) 270,163
1,371 (a) First Commonwealth Financial Corp 23,376
242 (a) First Community Bancshares, Inc 8,422
688 First Financial Bancorp 17,372
2,288 (a) First Financial Bankshares, Inc 76,991
445 (a) First Foundation, Inc 2,479
2,293 (a) First Hawaiian, Inc 56,935
8,270 First Horizon National Corp 186,985
1,459 First Interstate BancSystem, Inc 46,498
285 First Merchants Corp 10,744
93 First Mid Bancshares, Inc 3,523
170 (a) First Western Financial, Inc 3,914
177 (a) Five Star Bancorp 5,699

SHARES DESCRIPTION VALUE
BANKS (continued)
358 (a) Flushing Financial Corp $ 4,944
5,298 (a) FNB Corp 85,351
2,673 (a) Fulton Financial Corp 49,798
158 (a) FVCBankcorp, Inc 2,049
325 (a) German American Bancorp, Inc 12,763
1,648 Glacier Bancorp, Inc 80,208
26 (a) Great Southern Bancorp, Inc 1,592
132 (a) Greene County Bancorp, Inc 2,983
28 (a) Guaranty Bancshares, Inc 1,365
1,246 Hancock Whitney Corp 78,012
484 Hanmi Financial Corp 11,950
1,147 (a) HarborOne Bancorp, Inc 15,599
1,217 (a) Heritage Commerce Corp 12,085
460 (a) Heritage Financial Corp 11,127
1,168 (a) Hilltop Holdings, Inc 39,035
22 (a) Hingham Institution For Savings The 5,803
89 (a) Home Bancorp, Inc 4,835
2,960 Home Bancshares, Inc 83,768
314 (a) HomeStreet, Inc 4,179
265 (a) HomeTrust Bancshares, Inc 10,849
1,956 (a) Hope Bancorp, Inc 21,066
501 (a) Horizon Bancorp, Inc 8,021
20,208 Huntington Bancshares, Inc 348,992
814 (a) Independent Bank Corp 56,304
308 Independent Bank Corp 9,540
843 (a) International Bancshares Corp 57,956
164 (a) John Marshall Bancorp, Inc 3,250
39,945 JPMorgan Chase & Co 12,599,851
2,079 (a) Kearny Financial Corp 13,659
14,139 Keycorp 264,258
525 (a) Lakeland Financial Corp 33,705
485 (a) Live Oak Bancshares, Inc 17,082
2,249 M&T Bank Corp 444,447
226 Mercantile Bank Corp 10,170
224 (a) Metrocity Bankshares, Inc 6,203
101 (a) Metropolitan Bank Holding Corp 7,557
129 (a) Mid Penn Bancorp, Inc 3,695
324 (a) Midland States Bancorp, Inc 5,553
169 (a) MidWestOne Financial Group, Inc 4,781
142 (a) MVB Financial Corp 3,559
535 (a) National Bank Holdings Corp 20,672
243 (a) National Bankshares, Inc 7,154
669 NBT Bancorp, Inc 27,937
3,872 (a),(b) New York Community Bancorp, Inc 44,722
140 (a) Nicolet Bankshares, Inc 18,830
90 (a) Northeast Bank 9,014
643 (a) Northfield Bancorp, Inc 7,587
1,369 (a) Northwest Bancshares, Inc 16,962
48,095 (a) NU Holdings Ltd 770,001
714 OceanFirst Financial Corp 12,545
596 (a) OFG Bancorp 25,920
5,024 Old National Bancorp 110,277
432 Old Second Bancorp, Inc 7,467
249 (a) Origin Bancorp, Inc 8,595
111 (a) Orrstown Financial Services, Inc 3,772
205 (a) Park National Corp 33,319
126 (a) Parke Bancorp, Inc 2,715
513 Pathward Financial, Inc 37,967
144 (a) PCB Bancorp 3,024
259 (a) Peapack Gladstone Financial Corp 7,148
532 Peoples Bancorp, Inc 15,955
101 (a) Peoples Financial Services Corp 4,910

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
1,051 Pinnacle Financial Partners, Inc $ 98,573
226 (a) Pioneer Bancorp, Inc 2,952
5,757 PNC Financial Services Group, Inc 1,156,754
420 (a) Ponce Financial Group, Inc 6,174
973 Popular, Inc 123,581
188 Preferred Bank 16,993
169 (a) Primis Financial Corp 1,776
965 Prosperity Bancshares, Inc 64,028
1,724 (a) Provident Financial Services, Inc 33,239
190 (a) QCR Holdings, Inc 14,372
104 (a) RBB Bancorp 1,951
91 (a) Red River Bancshares, Inc 5,899
13,052 Regions Financial Corp 344,181
970 Renasant Corp 35,783
146 (a) Republic Bancorp, Inc (Class A) 10,548
540 S&T Bancorp, Inc 20,299
977 Seacoast Banking Corp of Florida 29,730
726 (a) ServisFirst Bancshares, Inc 58,465
130 (a) Shore Bancshares, Inc 2,133
192 (a) Sierra Bancorp 5,551
1,550 (a) Simmons First National Corp (Class A) 29,714
116 (a) SmartFinancial, Inc 4,145
138 (a) South Plains Financial, Inc 5,334
101 (a) Southern First Bancshares, Inc 4,456
86 (a) Southern Missouri Bancorp, Inc 4,520
432 (a) Southside Bancshares, Inc 12,204
1,443 (a) SOUTHSTATE BANK CORP 142,669
522 (a) Stellar Bancorp, Inc 15,837
346 (a),(c) Sterling Bancorp, Inc 3
421 (a) Stock Yards Bancorp, Inc 29,466
2,014 Synovus Financial Corp 98,847
932 (a) Texas Capital Bancshares, Inc 78,782
143 (a) TFS Financial Corp 1,884
192 (a) Third Coast Bancshares, Inc 7,290
229 (a) Tompkins Trustco, Inc 15,162
996 (a) Towne Bank 34,432
618 (a) Trico Bancshares 27,445
513 (a) Triumph Financial, Inc 25,671
18,573 Truist Financial Corp 849,158
277 (a) TrustCo Bank Corp NY 10,055
1,035 (a) Trustmark Corp 40,986
920 UMB Financial Corp 108,882
1,802 (a) United Bankshares, Inc 67,052
1,315 (a) United Community Banks, Inc 41,225
364 (a) Univest Financial Corp 10,927
22,502 US Bancorp 1,087,522
328 (a) USCB Financial Holdings, Inc 5,724
6,140 Valley National Bancorp 65,084
1,054 Veritex Holdings, Inc 35,341
741 (a) Washington Federal, Inc 22,445
232 (a) Washington Trust Bancorp, Inc 6,705
2,747 Webster Financial Corp 163,282
46,390 Wells Fargo & Co 3,888,410
517 (a) WesBanco, Inc 16,508
239 (a) West Bancorporation, Inc 4,856
533 (a) Westamerica Bancorporation 26,645
1,585 Western Alliance Bancorp 137,451
940 Wintrust Financial Corp 124,494
1,054 (a) WSFS Financial Corp 56,842

SHARES DESCRIPTION VALUE
BANKS (continued)
2,395 Zions Bancorporation $ 135,509
TOTAL BANKS 36,497,037
CAPITAL GOODS - 6.8%
2,107 (a),(b) 3D Systems Corp 6,110
7,808 3M Co 1,211,645
1,763 A.O. Smith Corp 129,422
1,086 (b) Aaon, Inc 101,476
511 (a) AAR Corp 45,821
384 Acuity Brands, Inc 132,246
1,058 Advanced Drainage Systems, Inc 146,745
534 (a) Aebi Schmidt Holding AG. 6,659
1,906 Aecom Technology Corp 248,676
407 (a) Aerovironment, Inc 128,160
149 (a) AerSale Corp 1,220
840 AGCO Corp 89,939
1,050 Air Lease Corp 66,833
148 (a) Alamo Group, Inc 28,253
620 (a) Albany International Corp (Class A) 33,046
1,896 (a) Allegheny Technologies, Inc 154,221
1,145 Allegion plc 203,066
197 (a) Allied Motion Technologies, Inc 8,816
1,313 Allison Transmission Holdings, Inc 111,447
330 (a) Alta Equipment Group, Inc 2,389
512 (a) Ameresco, Inc 17,193
520 (a) American Superconductor Corp 30,883
254 (a) American Woodmark Corp 16,957
3,256 Ametek, Inc 612,128
1,323 (a) Amprius Technologies, Inc 13,918
5,034 (a) API Group Corp 173,019
438 (a) Apogee Enterprises, Inc 19,084
567 Applied Industrial Technologies, Inc 148,015
7,557 (a),(b) Archer Aviation, Inc 72,396
619 Arcosa, Inc 58,006
244 (a) Argan, Inc 65,892
564 (a) Armstrong World Industries, Inc 110,550
2,492 (a),(b) Array Technologies, Inc 20,310
334 (a) Astec Industries, Inc 16,075
340 (a) Astronics Corp 15,507
587 Atkore, Inc 36,828
1,242 Atmus Filtration Technologies, Inc 56,002
1,070 (a) Axon Enterprise, Inc 767,875
406 AZZ, Inc 44,307
2,944 (a) Bloom Energy Corp 248,974
494 (a) Blue Bird Corp 28,430
166 (a) BlueLinx Holdings, Inc 12,131
10,432 (a) Boeing Co 2,251,539
597 Boise Cascade Co 46,160
145 (a) Bowman Consulting Group Ltd 6,142
287 (a) Brookfield Business Corp 9,623
1,655 (a) Builders FirstSource, Inc 200,669
1,195 BWX Technologies, Inc 220,322
221 (a) Byrna Technologies, Inc 4,897
228 (a) Cadre Holdings, Inc 8,324
652 Carlisle Cos, Inc 214,482
11,557 Carrier Global Corp 689,953
6,652 Caterpillar, Inc 3,174,002
993 (a) Centuri Holdings, Inc 21,022
669 (a) Chart Industries, Inc 133,900
11,796 CNH Industrial NV 127,987
413 Columbus McKinnon Corp 5,922
516 Comfort Systems USA, Inc 425,793
708 (a) Concrete Pumping Holdings, Inc 4,991

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
596 (a) Construction Partners, Inc $ 75,692
2,541 (a) Core & Main, Inc 136,782
775 Crane Co 142,709
225 (a) CSW Industrials, Inc 54,619
1,950 Cummins, Inc 823,622
564 Curtiss-Wright Corp 306,218
688 (a) Custom Truck One Source, Inc 4,417
3,543 Deere & Co 1,620,072
1,637 (a) DNOW, Inc 24,964
1,516 Donaldson Co, Inc 124,085
347 Douglas Dynamics, Inc 10,847
1,933 Dover Corp 322,482
160 (a) Ducommun, Inc 15,381
240 (a) DXP Enterprises, Inc 28,577
352 (a) Dycom Industries, Inc 102,700
5,625 Eaton Corp plc 2,105,156
651 EMCOR Group, Inc 422,851
8,128 Emerson Electric Co 1,066,231
738 (a) Energy Recovery, Inc 11,380
917 Enerpac Tool Group Corp 37,597
413 EnerSys 46,652
2,221 (a),(b) Enovix Corp 22,143
330 EnPro Industries, Inc 74,580
3,077 (a),(b) Eos Energy Enterprises, Inc 35,047
752 Esab Corp 84,028
458 ESCO Technologies, Inc 96,688
749 (a) Everus Construction Group, Inc 64,227
16,750 (a) Fastenal Co 821,420
867 (a) Federal Signal Corp 103,164
2,845 Ferguson Enterprises, Inc 638,930
2,325 Flowserve Corp 123,551
503 (a),(b) Fluence Energy, Inc 5,432
2,585 (a) Fluor Corp 108,751
4,971 Fortive Corp 243,529
1,891 Fortune Brands Innovations, Inc 100,960
719 (a) Franklin Electric Co, Inc 68,449
1,340 (a) FTAI Aviation Ltd 223,592
2,911 (a) Gates Industrial Corp plc 72,251
491 (a) GATX Corp 85,827
3,946 GE Vernova, Inc 2,426,395
768 (a) Generac Holdings, Inc 128,563
3,649 General Dynamics Corp 1,244,309
15,131 General Electric Co 4,551,707
567 (a) Gibraltar Industries, Inc 35,608
187 (a) Global Industrial Co 6,857
368 (a) Gorman-Rupp Co 17,079
2,391 Graco, Inc 203,139
696 (a) Granite Construction, Inc 76,316
890 (a) Great Lakes Dredge & Dock Corp 10,671
183 Greenbrier Cos, Inc 8,449
552 (a) Griffon Corp 42,035
2,020 (a) Hayward Holdings, Inc 30,542
627 HEICO Corp 202,408
1,117 HEICO Corp (Class A) 283,819
629 (a) Helios Technologies, Inc 32,790
459 Herc Holdings, Inc 53,547
1,145 Hexcel Corp 71,792
1,406 Hillenbrand, Inc 38,018
1,910 (a) Hillman Solutions Corp 17,534
9,244 Honeywell International, Inc 1,945,862
5,864 Howmet Aerospace, Inc 1,150,693
789 Hubbell, Inc 339,515

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
699 (a) Hudson Technologies, Inc $ 6,941
625 Huntington Ingalls Industries, Inc 179,944
1,987 (a),(b) Hyliion Holdings Corp 3,914
158 (a) Hyster-Yale Materials Handling, Inc 5,824
1,168 (a) IDEX Corp 190,104
137 (a) IES Holdings, Inc 54,478
4,264 Illinois Tool Works, Inc 1,111,881
5,893 Ingersoll Rand, Inc 486,880
289 (a) Insteel Industries, Inc 11,080
1,437 (a),(b) Intuitive Machines, Inc 15,117
1,125 ITT, Inc 201,105
2,008 (a) Janus International Group, Inc 19,819
1,178 (a) JELD-WEN Holding, Inc 5,784
595 John Bean Technologies Corp 83,568
9,368 Johnson Controls International plc 1,030,012
166 (a) Kadant, Inc 49,398
172 (a) Karat Packaging, Inc 4,336
135 (a) Karman Holdings, Inc 9,747
1,307 (a) Kennametal, Inc 27,356
2,379 (a) Kratos Defense & Security Solutions, Inc 217,369
2,639 L3Harris Technologies, Inc 805,977
192 (a) Lawson Products, Inc 5,775
469 Lennox International, Inc 248,270
1,065 (a) Leonardo DRS, Inc 48,351
153 (a) Limbach Holdings, Inc 14,859
829 Lincoln Electric Holdings, Inc 195,503
165 Lindsay Corp 23,192
549 (a) Loar Holdings, Inc 43,920
3,015 Lockheed Martin Corp 1,505,118
385 (a) LSI Industries, Inc 9,090
478 (a) Luxfer Holdings plc 6,644
539 (a) Manitowoc Co, Inc 5,395
3,278 Masco Corp 230,738
863 (a) Mastec, Inc 183,655
2,359 (a) Masterbrand, Inc 31,068
379 McGrath RentCorp 44,457
952 (a) Mercury Computer Systems, Inc 73,685
2,687 (a),(b) Microvast Holdings, Inc 10,345
820 (a) Middleby Corp 109,003
168 (a) Miller Industries, Inc 6,791
361 Moog, Inc (Class A) 74,969
1,441 (a) MRC Global, Inc 20,779
524 (a) MSC Industrial Direct Co (Class A) 48,281
1,438 (a) Mueller Industries, Inc 145,396
2,381 Mueller Water Products, Inc (Class A) 60,763
301 (a) MYR Group, Inc 62,617
362 (a) NANO Nuclear Energy, Inc 13,959
76 (a) National Presto Industries, Inc 8,523
2,497 (a) Newpark Resources, Inc 28,241
1,758 (a) NEXTracker, Inc 130,074
815 (a) Nordson Corp 184,964
1,990 Northrop Grumman Corp 1,212,547
149 (a) Northwest Pipe Co 7,887
1,795 (a) NuScale Power Corp 64,620
2,416 nVent Electric plc 238,314
44 (a) Omega Flex, Inc 1,372
954 Oshkosh Corp 123,734
5,658 Otis Worldwide Corp 517,311
1,236 Owens Corning, Inc 174,845
7,528 PACCAR, Inc 740,153
291 (a) Park Aerospace Corp 5,919
1,848 Parker-Hannifin Corp 1,401,061

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
2,300 Pentair plc $ 254,748
9,728 (a),(b) Plug Power, Inc 22,666
141 (a),(b) Powell Industries, Inc 42,978
86 (a) Power Solutions International, Inc 8,447
51 (a) Preformed Line Products Co 10,004
729 Primoris Services Corp 100,114
509 (a) Proto Labs, Inc 25,465
492 (a) Quanex Building Products Corp 6,996
2,107 Quanta Services, Inc 873,183
8,790 (a) QXO, Inc 167,537
405 (a) RBC Bearings, Inc 158,067
402 (a),(b) Redwire Corp 3,614
1,033 Regal-Beloit Corp 148,174
2,451 (a) Resideo Technologies, Inc 105,834
562 (a) REV Group, Inc 31,849
5,598 (a) Rocket Lab Corp 268,200
1,621 Rockwell Automation, Inc 566,588
19,316 RTX Corp 3,232,146
216 Rush Enterprises, Inc 12,403
1,036 Rush Enterprises, Inc (Class A) 55,395
2,324 (a) Sensata Technologies Holding plc 70,998
2,761 (a) Shoals Technologies Group, Inc 20,459
537 Simpson Manufacturing Co, Inc 89,926
727 (a) SiteOne Landscape Supply, Inc 93,638
701 (a) Snap-On, Inc 242,918
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 72,993
647 (a) SPX Technologies, Inc 120,847
1,578 (a) StandardAero, Inc 43,064
195 (a) Standex International Corp 41,321
2,281 Stanley Black & Decker, Inc 169,547
394 (a),(b) Sterling Construction Co, Inc 133,834
3,438 (a) Sunrun, Inc 59,443
328 (a) Tecnoglass, Inc 21,946
268 (a) Tennant Co 21,724
939 (a) Terex Corp 48,171
2,639 (a) Textron, Inc 222,969
509 (a) Thermon Group Holdings, Inc 13,600
881 Timken Co 66,234
638 (a) Titan International, Inc 4,823
282 (a) Titan Machinery, Inc 4,721
1,203 Toro Co 91,669
3,154 Trane Technologies plc 1,330,862
121 (a) Transcat, Inc 8,857
812 TransDigm Group, Inc 1,070,232
1,561 (a) Trex Co, Inc 80,657
642 Trinity Industries, Inc 18,002
553 (a) Tutor Perini Corp 36,271
901 (a) UFP Industries, Inc 84,234
943 United Rentals, Inc 900,244
156 (a) V2X, Inc 9,062
262 Valmont Industries, Inc 101,585
5,469 Vertiv Holdings Co 825,053
339 (a) Vicor Corp 16,855
209 VSE Corp 34,744
637 W.W. Grainger, Inc 607,036
918 Wabash National Corp 9,061
535 Watsco, Inc 216,301
406 (a) Watts Water Technologies, Inc (Class A) 113,388
605 WESCO International, Inc 127,958
2,351 Westinghouse Air Brake Technologies Corp 471,305
37 (a) Willis Lease Finance Corp 5,072
2,174 (a) WillScot Mobile Mini Holdings Corp 45,893

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
893 Woodward Inc $ 225,670
702 (a) Worthington Enterprises, Inc 38,954
576 (a) Xometry, Inc 31,375
3,351 Xylem, Inc 494,273
2,011 (a) Zurn Elkay Water Solutions Corp 94,577
TOTAL CAPITAL GOODS 63,689,245
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
1,238 (a) ABM Industries, Inc 57,097
1,696 (a) ACCO Brands Corp 6,767
1,032 (a) Acuren Corp 13,736
1,880 (a) ACV Auctions, Inc 18,631
7,145 Alight, Inc 23,293
1,964 (a) Amentum Holdings, Inc 47,038
343 (a) Asure Software, Inc 2,813
5,834 Automatic Data Processing, Inc 1,712,279
440 Barrett Business Services, Inc 19,501
261 (a),(b) BlackSky Technology, Inc 5,259
1,701 Booz Allen Hamilton Holding Corp 170,015
329 (a) BrightView Holdings, Inc 4,409
599 Brink's Co 69,999
1,631 Broadridge Financial Solutions, Inc 388,455
343 (a) CACI International, Inc (Class A) 171,081
801 (a) Casella Waste Systems, Inc (Class A) 75,999
778 (a),(b) CBIZ, Inc 41,203
375 (a) CECO Environmental Corp 19,200
2,239 (a) Ceridian HCM Holding, Inc 154,245
270 (a) Cimpress plc 17,021
4,844 Cintas Corp 994,279
3,616 (a) Clarivate plc 13,849
706 (a) Clean Harbors, Inc 163,947
177 (a),(b) Compx International, Inc 4,142
448 (a) Concentrix Corp 20,675
3,045 (a) Conduent, Inc 8,526
12,759 (a) Copart, Inc 573,772
2,056 (a) CoreCivic, Inc 41,840
128 (a) CRA International, Inc 26,692
520 CSG Systems International, Inc 33,478
754 Deluxe Corp 14,597
633 (a) Driven Brands Holdings, Inc 10,198
394 (a) Ennis, Inc 7,202
1,834 Equifax, Inc 470,476
2,555 (a) ExlService Holdings, Inc 112,497
645 (a) Exponent, Inc 44,815
804 (a) First Advantage Corp 12,374
178 (a) Forrester Research, Inc 1,887
148 (a) Franklin Covey Co 2,873
524 (a) FTI Consulting, Inc 84,705
2,244 (a) Genpact Ltd 94,001
1,830 (a) GEO Group, Inc 37,497
1,393 (a) Harsco Corp 17,677
1,153 (a) Healthcare Services Group 19,405
286 (a) Heidrick & Struggles International, Inc 14,234
1,168 (a) Herman Miller, Inc 20,720
757 HNI Corp 35,465
334 (a) Huron Consulting Group, Inc 49,021
282 (a) ICF International, Inc 26,170
404 (a) Innodata, Inc 31,136
674 (a) Insperity, Inc 33,161
961 Interface, Inc 27,811
1,742 Jacobs Solutions, Inc 261,056
2,016 KBR, Inc 95,337
654 (a) Kelly Services, Inc (Class A) 8,580

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
366 (a) Kforce, Inc $ 10,973
1,048 Korn/Ferry International 73,339
1,550 (a) Legalzoom.com, Inc 16,089
1,726 Leidos Holdings, Inc 326,145
484 (a) Liquidity Services, Inc 13,276
931 Manpower, Inc 35,285
902 (a) MAXIMUS, Inc 82,416
361 (a) Montrose Environmental Group, Inc 9,913
529 MSA Safety, Inc 91,025
2,200 (a) OPENLANE, Inc 63,316
633 (a) Parsons Corp 52,488
4,689 Paychex, Inc 594,378
737 (a) Paycom Software, Inc 153,399
665 (a) Paylocity Holding Corp 105,914
2,896 Pitney Bowes, Inc 33,043
2,398 (a) Planet Labs PBC 31,126
2,533 RB Global, Inc 274,476
2,926 Republic Services, Inc 671,458
514 (a) Resources Connection, Inc 2,596
1,790 Robert Half International, Inc 60,824
3,886 Rollins, Inc 228,264
591 Science Applications International Corp 58,728
2,991 SS&C Technologies Holdings, Inc 265,481
1,776 (a) Steelcase, Inc (Class A) 30,547
4,060 Tetra Tech, Inc 135,523
2,830 TransUnion 237,097
480 TriNet Group, Inc 32,107
645 (a) TrueBlue, Inc 3,954
369 (a),(b) TTEC Holdings, Inc 1,240
237 (a) Unifirst Corp 39,624
1,953 (a) Upwork, Inc 36,267
3,425 Veralto Corp 365,139
2,049 Verisk Analytics, Inc 515,344
2,291 (a) Verra Mobility Corp 56,588
2,027 Vestis Corp 9,182
5,300 Waste Management, Inc 1,170,399
116 (a) Willdan Group, Inc 11,216
324 (a) WNS Holdings Ltd 24,711
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,355,026
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
426 (a) 1-800-FLOWERS.COM, Inc (Class A) 1,960
780 (a) Abercrombie & Fitch Co (Class A) 66,729
1,229 Academy Sports & Outdoors, Inc 61,475
887 Advance Auto Parts, Inc 54,462
288 (a) A-Mark Precious Metals, Inc 7,451
137,879 (a) Amazon.com, Inc 30,274,092
2,547 American Eagle Outfitters, Inc 43,579
122 (a) America's Car-Mart, Inc 3,564
758 (a) Arhaus, Inc 8,058
1,783 Arko Corp 8,148
238 (a) Asbury Automotive Group, Inc 58,179
396 (a) Autonation, Inc 86,633
241 (a) Autozone, Inc 1,033,948
1,577 (a) BARK, Inc 1,310
2,789 Bath & Body Works, Inc 71,845
2,879 Best Buy Co, Inc 217,710
455 (a) Boot Barn Holdings, Inc 75,403
526 (a) Buckle, Inc 30,855
200 (a) Build-A-Bear Workshop, Inc 13,042
945 (a) Burlington Stores, Inc 240,503
331 (a) Caleres, Inc 4,316
670 Camping World Holdings, Inc 10,579

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,875 (a) Carmax, Inc $ 84,131
1,862 (a) Carvana Co 702,421
2,902 (a) Chewy, Inc 117,386
17,607 (a) Coupang, Inc 566,945
892 (a),(b) Designer Brands, Inc 3,158
988 Dick's Sporting Goods, Inc 219,553
77 (b) Dillard's, Inc (Class A) 47,315
6,670 eBay, Inc 606,637
1,599 (a) Etsy, Inc 106,158
1,181 (a),(b) EVgo, Inc 5,586
739 (a) Five Below, Inc 114,323
1,672 (a) Floor & Decor Holdings, Inc 123,226
5,773 (a) GameStop Corp (Class A) 157,487
3,094 Gap, Inc 66,181
127 (a) Genesco, Inc 3,682
2,011 Genuine Parts Co 278,725
363 (a) GigaCloud Technology, Inc 10,309
208 Group 1 Automotive, Inc 91,002
339 (a),(b) Groupon, Inc 7,916
286 (a) Haverty Furniture Cos, Inc 6,272
14,292 Home Depot, Inc 5,790,975
1,622 Kohl's Corp 24,930
221 (a),(b) Lands' End, Inc 3,116
381 Lithia Motors, Inc (Class A) 120,396
3,494 LKQ Corp 106,707
8,026 Lowe's Cos, Inc 2,017,014
4,222 Macy's, Inc 75,700
389 (a) MarineMax, Inc 9,853
566 (a) Monro Muffler, Inc 10,171
203 Murphy USA, Inc 78,817
1,406 (a) National Vision Holdings, Inc 41,041
740 (a) ODP Corp 20,609
827 (a) Ollie's Bargain Outlet Holdings, Inc 106,187
180 (a),(b) OneWater Marine, Inc 2,851
12,253 (a) O'Reilly Automotive, Inc 1,320,996
752 (a) Overstock.com, Inc 7,362
256 (a) Penske Auto Group, Inc 44,521
1,122 (a) Petco Health & Wellness Co, Inc 4,342
531 Pool Corp 164,647
1,291 (a) RealReal, Inc 13,723
610 (a) Revolve Group, Inc 12,993
219 (a) RH 44,492
4,539 Ross Stores, Inc 691,698
1,437 (a) Sally Beauty Holdings, Inc 23,394
406 (a) Shoe Carnival, Inc 8,441
583 Signet Jewelers Ltd 55,921
441 (a) Sleep Number Corp 3,096
345 (a) Sonic Automotive, Inc (Class A) 26,251
1,508 (a) Stitch Fix, Inc 6,560
1,347 (a) ThredUp, Inc 12,729
15,944 TJX Cos, Inc 2,304,546
7,677 Tractor Supply Co 436,591
617 (a) Ulta Beauty, Inc 337,345
941 (a) Upbound Group, Inc 22,236
760 (a) Urban Outfitters, Inc 54,287
1,485 (a) Valvoline, Inc 53,326
1,365 (a) Victoria's Secret & Co 37,046
1,287 (a) Warby Parker, Inc 35,495
1,297 (a) Wayfair, Inc 115,861
203 (a) Weyco Group, Inc 6,108
1,754 Williams-Sonoma, Inc 342,819
37 (a) Winmark Corp 18,417

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
314 (a) Zumiez, Inc $ 6,158
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 50,312,022
CONSUMER DURABLES & APPAREL - 0.8%
338 (a) Acushnet Holdings Corp 26,530
2,031 (a) Amer Sports, Inc 70,577
1,083 (a) AMMO, Inc 1,603
285 (a) Beazer Homes USA, Inc 6,997
539 (a) BK LC Lux Finco 2 Sarl 24,390
974 Brunswick Corp 61,596
2,097 (a) Callaway Golf Co 19,921
1,736 (a) Capri Holdings Ltd 34,581
450 Carter's, Inc 12,699
132 (a) Cavco Industries, Inc 76,656
279 (a) Century Communities, Inc 17,680
307 (a) Clarus Corp 1,074
604 Columbia Sportswear Co 31,589
761 Cricut, Inc 4,787
817 (a) Crocs, Inc 68,260
2,236 (a) Deckers Outdoor Corp 226,663
3,805 DR Horton, Inc 644,833
197 (a),(b) Dream Finders Homes, Inc 5,106
327 (a) Ethan Allen Interiors, Inc 9,633
2,133 (a) Figs, Inc 14,270
389 (a) Funko, Inc 1,338
2,304 (a) Garmin Ltd 567,291
682 (a) G-III Apparel Group Ltd 18,148
426 (a) Green Brick Partners, Inc 31,464
1,865 (a) Hanesbrands, Inc 12,290
1,790 Hasbro, Inc 135,772
444 (a) Helen of Troy Ltd 11,189
81 (a) Hovnanian Enterprises, Inc 10,408
379 (a) Installed Building Products, Inc 93,484
75 (a) Johnson Outdoors, Inc 3,029
917 KB Home 58,358
811 Kontoor Brands, Inc 64,693
706 (a) Latham Group, Inc 5,373
696 La-Z-Boy, Inc 23,887
2,404 Leggett & Platt, Inc 21,348
3,179 (a) Lennar Corp (Class A) 400,681
16 (a) Lennar Corp (Class B) 1,920
43 (a) LGI Homes, Inc 2,224
223 (a),(b) Lovesac Co 3,775
1,540 (a) Lululemon Athletica, Inc 274,012
301 (a) M/I Homes, Inc 43,476
287 (a) Malibu Boats, Inc 9,313
156 (a) Marine Products Corp 1,384
295 (a) MasterCraft Boat Holdings, Inc 6,331
4,838 (a) Mattel, Inc 81,424
708 Meritage Homes Corp 51,280
694 (a) Mohawk Industries, Inc 89,470
227 Movado Group, Inc 4,306
6,236 Newell Rubbermaid, Inc 32,677
16,840 Nike, Inc (Class B) 1,174,253
44 (a) NVR, Inc 353,525
3,016 (a) On Holding AG. 127,728
276 (a),(b) Oxford Industries, Inc 11,189
4,992 (a) Peloton Interactive, Inc 44,928
365 Polaris Industries, Inc 21,217
2,783 Pulte Homes, Inc 367,718
766 PVH Corp 64,168
543 Ralph Lauren Corp 170,263
200 (a) Rocky Brands, Inc 5,958

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,024 (a) SharkNinja Global SPV Ltd $ 105,626
703 (a) Skyline Champion Corp 53,688
840 (a) Smith & Wesson Brands, Inc 8,257
2,102 (a) Sonos, Inc 33,212
1,383 Steven Madden Ltd 46,303
272 (a) Sturm Ruger & Co, Inc 11,824
2,969 Tapestry, Inc 336,150
1,140 (a) Taylor Morrison Home Corp 75,251
2,622 Tempur Sealy International, Inc 221,113
1,447 Toll Brothers, Inc 199,889
449 (a) TopBuild Corp 175,496
194 (a) Traeger, Inc 237
707 (a) Tri Pointe Homes, Inc 24,017
3,425 (a),(b) Under Armour, Inc (Class A) 17,091
3,626 (a) Under Armour, Inc (Class C) 17,514
5,338 VF Corp 77,027
646 Whirlpool Corp 50,776
1,465 (a) Wolverine World Wide, Inc 40,200
1,421 (a) YETI Holdings, Inc 47,149
TOTAL CONSUMER DURABLES & APPAREL 7,301,557
CONSUMER SERVICES - 2.2%
700 (a) Accel Entertainment, Inc 7,749
7,382 ADT, Inc 64,297
586 (a) Adtalem Global Education, Inc 90,508
6,103 (a) Airbnb, Inc 741,026
202 (a) American Public Education, Inc 7,973
4,054 Aramark 155,674
17 (a) Biglari Holdings, Inc (B Shares) 5,502
356 (a) BJ's Restaurants, Inc 10,869
1,539 (a) Bloomin' Brands, Inc 11,035
467 Booking Holdings, Inc 2,521,459
1,079 Boyd Gaming Corp 93,280
804 (a) Bright Horizons Family Solutions, Inc 87,290
615 (a) Brinker International, Inc 77,908
3,464 (a) Caesars Entertainment, Inc 93,615
14,994 (a) Carnival Corp 433,477
234 (a) Carriage Services, Inc 10,422
1,368 (a) Cava Group, Inc 82,641
702 (a) Cheesecake Factory 38,357
19,004 (a) Chipotle Mexican Grill, Inc (Class A) 744,767
430 (b) Choice Hotels International, Inc 45,971
947 Churchill Downs, Inc 91,868
1,836 (a) Coursera, Inc 21,500
463 Cracker Barrel Old Country Store, Inc 20,400
1,711 Darden Restaurants, Inc 325,706
539 (a) Dave & Buster's Entertainment, Inc 9,788
1,168 (a) Denny's Corp 6,109
266 (b) Dine Brands Global Inc. 6,575
438 Domino's Pizza, Inc 189,089
5,163 (a) DoorDash, Inc 1,404,284
6,847 (a) DraftKings, Inc 256,078
542 (a) Duolingo, Inc 174,437
1,616 (a) Dutch Bros, Inc 84,581
302 (a) El Pollo Loco Holdings, Inc 2,929
281 (a) European Wax Center, Inc 1,121
1,685 (a) Expedia Group, Inc 360,169
620 (a) First Watch Restaurant Group, Inc 9,697
2,457 (a) Flutter Entertainment plc 624,078
1,135 (a) Frontdoor, Inc 76,374
2,710 (a) Genius Sports Ltd 33,550
1,807 (a),(b) Global Business Travel Group I 14,601
229 (a) Golden Entertainment, Inc 5,400

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
58 (a) Graham Holdings Co $ 68,284
410 (a) Grand Canyon Education, Inc 90,003
1,703 H&R Block, Inc 86,121
1,409 (a) Hilton Grand Vacations, Inc 58,910
3,329 Hilton Worldwide Holdings, Inc 863,676
573 Hyatt Hotels Corp 81,326
357 (a) Inspired Entertainment, Inc 3,349
1,684 (a) International Game Technology plc 29,049
431 (a) Jack in the Box, Inc 8,521
1,311 (a),(b) Krispy Kreme, Inc 5,074
89 (a) Kura Sushi USA, Inc 5,287
4,770 Las Vegas Sands Corp 256,578
1,806 (a) Laureate Education, Inc 56,961
1,730 (a) Life Time Group Holdings, Inc 47,748
1,095 (a) Light & Wonder, Inc 91,914
283 (a) Lincoln Educational Services Corp 6,650
464 (a) Lindblad Expeditions Holdings, Inc 5,939
3,261 Marriott International, Inc (Class A) 849,295
418 Marriott Vacations Worldwide Corp 27,822
491 Matthews International Corp (Class A) 11,921
10,269 McDonald's Corp 3,120,646
3,190 (a) MGM Resorts International 110,565
844 (a) Mister Car Wash, Inc 4,499
173 (a) Monarch Casino & Resort, Inc 18,310
911 (a),(b) Nerdy, Inc 1,148
6,767 (a) Norwegian Cruise Line Holdings Ltd 166,671
1,026 (a) OneSpaWorld Holdings Ltd 21,690
565 (a),(b) Papa John's International, Inc 27,205
2,314 (a) Penn National Gaming, Inc 44,568
1,137 Perdoceo Education Corp 42,819
1,210 (a) Planet Fitness, Inc 125,598
525 (a),(b) Portillo's, Inc 3,386
592 (a) Potbelly Corp 10,088
142 (a),(b) RCI Hospitality Holdings, Inc 4,332
924 Red Rock Resorts, Inc 56,419
4,664 Restaurant Brands International, Inc 299,149
3,597 Royal Caribbean Cruises Ltd 1,163,917
822 (a) Rush Street Interactive, Inc 16,835
5,391 (a) Sabre Corp 9,866
764 (a) SeaWorld Entertainment, Inc 39,499
613 (a),(b) Serve Robotics, Inc 7,129
2,052 Service Corp International 170,767
596 (a) Shake Shack, Inc 55,792
1,080 Six Flags Entertainment Corp 24,538
16,401 Starbucks Corp 1,387,525
403 (a) Strategic Education, Inc 34,662
644 (a) Stride, Inc 95,917
1,928 (a) Super Group SGHC Ltd 25,450
1,443 (a) Sweetgreen, Inc 11,515
877 (a) Target Hospitality Corp 7,437
913 Texas Roadhouse, Inc (Class A) 151,695
776 Travel & Leisure Co 46,164
1,149 (a) Udemy, Inc 8,054
434 (a) Universal Technical Institute, Inc 14,127
600 Vail Resorts, Inc 89,742
440 (a) Viad Corp 15,919
2,538 (a) Viking Holdings Ltd 157,762
2,362 Wendy's Co 21,636
398 Wingstop, Inc 100,169
1,311 Wyndham Hotels & Resorts, Inc 104,749
1,274 (a) Wynn Resorts Ltd 163,416
268 (a) Xponential Fitness, Inc 2,088

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
4,029 Yum! Brands, Inc $ 612,408
TOTAL CONSUMER SERVICES 20,292,453
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
5,179 (a) Albertsons Cos, Inc 90,684
418 Andersons, Inc 16,641
1,935 (a) BJ's Wholesale Club Holdings, Inc 180,439
550 Casey's General Stores, Inc 310,926
515 (a) Chefs' Warehouse, Inc 30,040
6,371 Costco Wholesale Corp 5,897,189
3,152 (a) Dollar General Corp 325,759
3,015 (a) Dollar Tree, Inc 284,525
1,460 (a) Grocery Outlet Holding Corp 23,433
626 (a) HF Foods Group, Inc 1,728
213 (a) Ingles Markets, Inc (Class A) 14,816
8,622 Kroger Co 581,209
2,675 (a) Maplebear, Inc 98,333
286 (a) Natural Grocers by Vitamin Cottage, Inc 11,440
1,968 (a) Performance Food Group Co 204,751
385 (a) Pricesmart, Inc 46,658
1,482 (a) Sprouts Farmers Market, Inc 161,242
6,812 Sysco Corp 560,900
6,655 Target Corp 596,953
943 (a) United Natural Foods, Inc 35,476
3,115 (a) US Foods Holding Corp 238,671
127 (a) Village Super Market (Class A) 4,745
62,657 Walmart, Inc 6,457,430
218 (a) Weis Markets, Inc 15,668
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,189,656
ENERGY - 3.0%
3,955 Antero Midstream Corp 76,885
4,251 (a) Antero Resources Corp 142,664
5,314 (a) APA Corp 129,024
2,039 Archrock, Inc 53,646
667 (a) Ardmore Shipping Corp 7,917
271 (a) Aris Water Solution, Inc 6,683
937 (b) Atlas Energy Solutions, Inc 10,654
14,199 Baker Hughes Co 691,775
1,892 (a) Berry Corp 7,152
3,755 (a),(b) Borr Drilling Ltd 10,101
351 (a) Bristow Group, Inc 12,664
10,702 (a) Cabot Oil & Gas Corp 253,102
845 Cactus, Inc 33,352
912 California Resources Corp 48,500
868 (a),(b) Calumet, Inc 15,841
243 (a) Centrus Energy Corp 75,347
3,186 Cheniere Energy, Inc 748,646
3,168 Chesapeake Energy Corp 336,568
27,644 Chevron Corp 4,292,837
845 Chord Energy Corp 83,968
966 Civitas Resources, Inc 31,395
2,877 (a) Clean Energy Fuels Corp 7,423
2,191 (a) CNX Resources Corp 70,375
1,500 (a),(b) Comstock Resources, Inc 29,745
18,393 ConocoPhillips 1,739,794
809 (a) Core Laboratories, Inc 9,999
692 (a) Core Natural Resources, Inc 57,768
1,895 (a) Crescent Energy Co 16,903
583 (a) CVR Energy, Inc 21,268
1,373 (a) Delek US Holdings, Inc 44,307
9,048 Devon Energy Corp 317,223
2,136 (a) DHT Holdings, Inc 25,525
2,815 Diamondback Energy, Inc 402,826

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
626 (a) Diversified Energy Co plc $ 8,770
333 (a) DMC Global, Inc 2,814
395 (a) Dorian LPG Ltd 11,771
1,673 DT Midstream, Inc 189,149
165 (a),(b) Empire Petroleum Corp 746
2,241 (a),(b) Encore Energy Corp 7,194
2,496 (a),(b) Energy Fuels, Inc 38,314
8,016 EOG Resources, Inc 898,754
8,868 EQT Corp 482,685
275 Excelerate Energy, Inc 6,927
1,226 (a) Expro Group Holdings NV 14,565
62,319 Exxon Mobil Corp 7,026,467
408 (a) FLEX LNG Ltd 10,282
226 (a) Forum Energy Technologies, Inc 6,036
400 (a) FutureFuel Corp 1,552
1,122 Golar LNG Ltd 45,340
842 (a) Green Plains, Inc 7,401
179 (a) Gulfport Energy Operating Corp 32,395
11,949 Halliburton Co 293,945
2,743 (a) Helix Energy Solutions Group, Inc 17,994
1,274 (a) Helmerich & Payne, Inc 28,143
2,393 HF Sinclair Corp 125,250
110 (a),(b) HighPeak Energy, Inc 778
582 (a) Innovex International, Inc 10,790
275 (a) International Seaways, Inc 12,672
28,286 Kinder Morgan, Inc 800,777
465 (a),(b) Kinetik Holdings, Inc 19,874
553 (a) Kodiak Gas Services, Inc 20,444
6,795 (a) Kosmos Energy Ltd 11,280
2,207 Liberty Energy, Inc 27,234
2,448 Magnolia Oil & Gas Corp 58,434
767 (a) Mammoth Energy Services, Inc 1,756
4,571 Marathon Petroleum Corp 881,015
1,395 Matador Resources Co 62,677
1,623 Murphy Oil Corp 46,109
146 (a),(b) Nabors Industries Ltd 5,967
75 (a) Nacco Industries, Inc (Class A) 3,162
1,716 (a) NextDecade Corp 11,652
2,086 Noble Corp plc 58,992
3,490 (a) Nordic American Tankers Ltd 10,959
1,326 Northern Oil and Gas, Inc 32,885
5,678 NOV, Inc 75,233
9,895 (a) Occidental Petroleum Corp 467,539
1,532 (a) Oceaneering International, Inc 37,963
1,209 (a) Oil States International, Inc 7,327
8,837 ONEOK, Inc 644,836
3,516 Ovintiv, Inc 141,976
677 (a) Par Pacific Holdings, Inc 23,979
5,496 (a) Patterson-UTI Energy, Inc 28,469
1,808 PBF Energy, Inc 54,547
1,975 Peabody Energy Corp 52,377
9,481 Permian Resources Corp 121,357
5,887 Phillips 66 800,750
1,367 (a) ProPetro Holding Corp 7,163
4,095 Range Resources Corp 154,136
475 (a) Ranger Energy Services, Inc 6,669
552 (a) Rex American Resources Corp 16,902
151 (a) Riley Exploration Permian, Inc 4,094
1,202 (a) RPC, Inc 5,722
966 (a) Sable Offshore Corp 16,866
532 (a) SandRidge Energy, Inc 6,001
21,449 Schlumberger Ltd 737,202

SHARES DESCRIPTION VALUE
ENERGY (continued)
477 Scorpio Tankers, Inc $ 26,736
649 (a) SEACOR Marine Holdings, Inc 4,212
1,139 (a) Seadrill Ltd 34,409
988 Select Water Solutions, Inc 10,562
1,567 (a),(b) SFL Corp Ltd 11,800
743 SM Energy Co 18,553
678 (a) Solaris Oilfield Infrastructure, Inc 27,100
1,711 (a) Talos Energy, Inc 16,408
3,114 Targa Resources Corp 521,720
5,780 TechnipFMC plc 228,021
1,069 (a) Teekay Corp Ltd 8,744
376 (a) Teekay Tankers Ltd 19,007
2,062 (a) Tetra Technologies, Inc 11,856
282 Texas Pacific Land Corp 263,286
854 (a) Tidewater, Inc 45,544
5,024 (a) Transocean Ltd 15,675
4,698 (a) Uranium Energy Corp 62,671
1,000 (a) Vaalco Energy, Inc 4,020
993 (a) Valaris Ltd 48,429
4,627 Valero Energy Corp 787,793
1,861 (a) Viper Energy, Inc 71,127
279 (a) Vital Energy, Inc 4,712
433 (a),(b) Vitesse Energy, Inc 10,059
2,083 (a),(b) W&T Offshore, Inc 3,791
774 Weatherford International plc 52,965
17,548 Williams Cos, Inc 1,111,666
1,068 World Fuel Services Corp 27,715
TOTAL ENERGY 28,005,517
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,492 Acadia Realty Trust 30,064
1,565 Agree Realty Corp 111,178
1,192 (a) Alexander & Baldwin, Inc 21,683
57 (a) Alexander's, Inc 13,366
2,524 Alexandria Real Estate Equities, Inc 210,350
357 (a) Alpine Income Property Trust, Inc 5,059
714 (a) American Assets Trust, Inc 14,509
2,047 American Healthcare REIT, Inc 85,994
4,773 American Homes 4 Rent 158,702
6,767 American Tower Corp 1,301,429
4,437 Americold Realty Trust, Inc 54,309
1,848 (a) Apartment Investment and Management Co 14,655
2,947 Apple Hospitality REIT, Inc 35,393
1,769 Armada Hoffler Properties, Inc 12,401
1,970 AvalonBay Communities, Inc 380,545
2,348 Boston Properties, Inc 174,550
1,429 (a) Braemar Hotels & Resorts, Inc 3,901
2,649 Brandywine Realty Trust 11,046
4,252 Brixmor Property Group, Inc 117,695
2,559 Broadstone Net Lease, Inc 45,729
572 (a) BRT Apartments Corp 8,958
1,599 Camden Property Trust 170,741
3,028 CareTrust REIT, Inc 105,011
493 CBL & Associates Properties, Inc 15,076
275 Centerspace 16,198
919 Chatham Lodging Trust 6,167
707 (a) City Office REIT, Inc 4,921
588 (a) Clipper Realty, Inc 2,234
544 Community Healthcare Trust, Inc 8,323
1,123 Corporate Office Properties Trust 32,634
2,578 Cousins Properties, Inc 74,607
6,420 Crown Castle, Inc 619,466
273 (a) CTO Realty Growth, Inc 4,450

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,658 CubeSmart $ 148,734
1,290 Curbline Properties Corp 28,767
3,453 DiamondRock Hospitality Co 27,486
4,778 Digital Realty Trust, Inc 826,021
5,068 (a) Diversified Healthcare Trust 22,350
2,323 Douglas Emmett, Inc 36,169
570 (a) Easterly Government Properties, Inc 13,070
673 EastGroup Properties, Inc 113,912
3,012 Empire State Realty Trust, Inc 23,072
787 EPR Properties 45,654
1,405 Equinix, Inc 1,100,452
2,701 Equity Lifestyle Properties, Inc 163,951
5,586 Equity Residential 361,582
2,334 Essential Properties Realty Trust, Inc 69,460
896 Essex Property Trust, Inc 239,823
3,159 Extra Space Storage, Inc 445,229
729 (a) Farmland Partners, Inc 7,932
1,347 Federal Realty Investment Trust 136,465
1,998 First Industrial Realty Trust, Inc 102,837
1,235 Four Corners Property Trust, Inc 30,134
3,355 Gaming and Leisure Properties, Inc 156,377
763 Getty Realty Corp 20,471
475 (a) Gladstone Commercial Corp 5,852
687 (a) Gladstone Land Corp 6,293
230 (a) Global Medical REIT, Inc 7,753
3,106 (a) Global Net Lease, Inc 25,252
4,463 Healthcare Realty Trust, Inc 80,468
10,142 Healthpeak Properties, Inc 194,219
1,796 Highwoods Properties, Inc 57,149
9,517 Host Hotels & Resorts Inc 161,979
2,438 Hudson Pacific Properties, Inc 6,729
3,525 Independence Realty Trust, Inc 57,775
1,204 (a) Industrial Logistics Properties Trust 7,019
439 (a) Innovative Industrial Properties, Inc 23,522
1,140 InvenTrust Properties Corp 32,627
8,599 Invitation Homes, Inc 252,209
4,395 Iron Mountain, Inc 448,026
841 JBG SMITH Properties 18,712
1,970 Kilroy Realty Corp 83,233
9,833 Kimco Realty Corp 214,851
3,663 Kite Realty Group Trust 81,685
1,307 Lamar Advertising Co 160,003
2,203 Lexington Realty Trust 19,739
768 Lineage, Inc 29,676
431 (a) LTC Properties, Inc 15,887
3,615 Macerich Co 65,793
1,437 Mack-Cali Realty Corp 21,842
3,534 (a) Medical Properties Trust, Inc 17,917
1,755 Mid-America Apartment Communities, Inc 245,226
2,065 (a) Millrose Properties, Inc 69,405
460 (a) National Health Investors, Inc 36,570
2,789 National Retail Properties, Inc 118,728
374 National Storage Affiliates Trust 11,302
215 (a) NET Lease Office Properties 6,377
1,149 NETSTREIT Corp 20,751
1,148 (a) NexPoint Diversified Real Estate Trust 4,236
478 NexPoint Residential Trust, Inc 15,401
3,987 Omega Healthcare Investors, Inc 168,331
254 (a) One Liberty Properties, Inc 5,618
1,605 (a) Outfront Media, Inc 29,404
3,099 (a) Paramount Group, Inc 20,267
2,538 Park Hotels & Resorts, Inc 28,121

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
554 (a) Peakstone Realty Trust $ 7,268
2,135 Pebblebrook Hotel Trust 24,318
1,776 Phillips Edison & Co, Inc 60,970
2,219 Piedmont Office Realty Trust, Inc 19,971
445 Plymouth Industrial REIT, Inc 9,937
255 Postal Realty Trust, Inc 4,001
1,459 PotlatchDeltic Corp 59,454
13,372 Prologis, Inc 1,531,361
2,331 Public Storage, Inc 673,309
1,674 (a) Rayonier, Inc 44,428
12,822 Realty Income Corp 779,449
2,644 Regency Centers Corp 192,748
3,142 Rexford Industrial Realty, Inc 129,168
1,824 RLJ Lodging Trust 13,133
875 Ryman Hospitality Properties, Inc 78,391
3,697 Sabra Health Care REIT, Inc 68,912
571 (a) Safehold, Inc 8,845
370 (a) Saul Centers, Inc 11,792
1,572 SBA Communications Corp 303,946
2,237 Service Properties Trust 6,062
659 Sila Realty Trust, Inc 16,541
4,620 Simon Property Group, Inc 867,035
645 SITE Centers Corp 5,811
1,013 SL Green Realty Corp 60,588
496 (a) Smartstop Self Storage REIT, Inc 18,669
2,713 STAG Industrial, Inc 95,742
2,137 Summit Hotel Properties, Inc 11,732
1,974 Sun Communities, Inc 254,646
4,344 Sunstone Hotel Investors, Inc 40,703
1,735 Tanger Factory Outlet Centers, Inc 58,712
1,413 Terreno Realty Corp 80,188
4,667 UDR, Inc 173,892
567 UMH Properties, Inc 8,420
198 (a) Universal Health Realty Income Trust 7,756
2,537 Urban Edge Properties 51,932
6,423 Ventas, Inc 449,546
14,973 VICI Properties, Inc 488,270
3,062 Vornado Realty Trust 124,103
1,848 Washington REIT 31,157
9,618 (d) Welltower, Inc 1,713,351
11,281 Weyerhaeuser Co 279,656
550 (a) Whitestone REIT 6,754
2,793 WP Carey, Inc 188,723
2,302 Xenia Hotels & Resorts, Inc 31,583
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,960,212
FINANCIAL SERVICES - 8.0%
906 (a) Acacia Research (Acacia Technologies) 2,944
360 Affiliated Managers Group, Inc 85,835
3,902 (a) Affirm Holdings, Inc 285,158
14,490 AGNC Investment Corp 141,857
243 (a) Alerus Financial Corp 5,380
4,069 Ally Financial, Inc 159,505
7,883 American Express Co 2,618,417
1,362 Ameriprise Financial, Inc 669,082
253 (a) Angel Oak Mortgage REIT, Inc 2,371
9,274 Annaly Capital Management, Inc 187,428
2,943 Apollo Commercial Real Estate Finance, Inc 29,813
5,960 Apollo Global Management, Inc 794,289
2,387 (a) Arbor Realty Trust, Inc 29,145
645 (a) Ares Commercial Real Estate Corp 2,909
2,756 (a) Ares Management Corp 440,657
281 (a) ARMOUR Residential REIT, Inc 4,198

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
870 (a) Artisan Partners Asset Management, Inc $ 37,758
123 (a) Atlanticus Holdings Corp 7,205
2,445 (a) AvidXchange Holdings, Inc 24,328
2,732 (a),(b) Bakkt Holdings, Inc 91,932
461 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 21,192
10,225 Bank of New York Mellon Corp 1,114,116
26,497 (a) Berkshire Hathaway, Inc 13,321,102
5,076 BGC Group, Inc 48,019
2,183 BlackRock, Inc 2,545,094
2,460 Blackstone Mortgage Trust, Inc 45,289
10,535 Blackstone, Inc 1,799,905
7,684 (a) Block, Inc 555,323
7,723 (a) Blue Owl Capital, Inc 130,750
829 Bread Financial Holdings, Inc 46,233
642 (a) Brightsphere Investment Group, Inc 30,919
1,289 (a) BrightSpire Capital, Inc 6,999
5,504 (a) Brookfield Asset Management Ltd 313,398
3,022 (a) Burford Capital Ltd 36,143
1,450 (a) Cannae Holdings, Inc 26,549
923 (a) Cantaloupe, Inc 9,756
9,098 Capital One Financial Corp 1,934,053
3,768 (a) Carlyle Group, Inc 236,254
222 Cass Information Systems, Inc 8,731
1,493 Cboe Global Markets, Inc 366,158
24,472 Charles Schwab Corp 2,336,342
152 (a) Chicago Atlantic Real Estate Finance, Inc 1,944
1,022 (a) Chimera Investment Corp 13,511
1,435 (a) Claros Mortgage Trust, Inc 4,764
5,173 CME Group, Inc 1,397,693
461 (a) Cohen & Steers, Inc 30,246
2,990 (a) Coinbase Global, Inc 1,009,095
797 (a) Compass Diversified Trust 5,276
326 (a) Consumer Portfolio Services, Inc 2,461
3,377 Corebridge Financial, Inc 108,233
972 (a) Corpay, Inc 279,994
79 (a) Credit Acceptance Corp 36,887
132 (a) Dave, Inc 26,314
49 (a) Diamond Hill Investment Group, Inc 6,860
2,419 DigitalBridge Group, Inc 28,302
461 (a) Donnelley Financial Solutions, Inc 23,709
258 (a) Dynex Capital, Inc 3,171
718 (a) Ellington Financial, Inc 9,320
375 (a) Enact Holdings, Inc 14,377
502 (a) Encore Capital Group, Inc 20,953
370 (a) Enova International, Inc 42,583
4,231 Equitable Holdings, Inc 214,850
1,475 Essent Group Ltd 93,751
728 (a) Euronet Worldwide, Inc 63,926
584 Evercore Partners, Inc (Class A) 196,995
941 (a) EVERTEC, Inc 31,787
541 Factset Research Systems, Inc 154,991
139 (a) Federal Agricultural Mortgage Corp 23,349
7,802 Fidelity National Information Services, Inc 514,464
556 FirstCash Holdings, Inc 88,082
7,926 (a) Fiserv, Inc 1,021,899
1,440 (a) Flywire Corp 19,498
137 (a) Forge Global Holdings, Inc 2,315
1,010 (a) Franklin BSP Realty Trust, Inc 10,969
3,439 Franklin Resources, Inc 79,544
224 (a) Freedom Holding Corp 38,557
257 (a),(b) GCM Grosvenor, Inc 3,102
3,512 (a) Global Payments, Inc 291,777

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
4,326 Goldman Sachs Group, Inc $ 3,445,010
905 (a) Green Dot Corp 12,154
562 (a) Hamilton Lane, Inc 75,752
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 50,808
796 (a) Houlihan Lokey, Inc 163,435
5,976 Interactive Brokers Group, Inc (Class A) 411,209
8,074 Intercontinental Exchange, Inc 1,360,308
339 (a) International Money Express, Inc 4,736
6,004 Invesco Ltd 137,732
366 (a) Invesco Mortgage Capital, Inc 2,767
1,116 Jack Henry & Associates, Inc 166,206
911 Jackson Financial, Inc 92,221
2,276 (a) Janus Henderson Group plc 101,305
2,217 Jefferies Financial Group, Inc 145,036
9,837 KKR & Co, Inc 1,278,318
648 KKR Real Estate Finance Trust, Inc 5,832
1,766 Ladder Capital Corp 19,267
1,345 Lazard, Inc 70,989
1,618 (a) LendingClub Corp 24,577
196 (a) LendingTree, Inc 12,687
1,109 LPL Financial Holdings, Inc 368,953
310 Marex Group plc 10,422
528 MarketAxess Holdings, Inc 92,004
7,301 (a) Marqeta, Inc 38,549
11,696 Mastercard, Inc (Class A) 6,652,802
232 (a) Merchants Bancorp 7,378
2,131 (a) MFA Financial, Inc 19,584
3,558 MGIC Investment Corp 100,940
877 (a) Moelis & Co 62,548
2,201 Moody's Corp 1,048,732
16,631 Morgan Stanley 2,643,664
392 Morningstar, Inc 90,948
845 (a) Mr Cooper Group, Inc 178,118
1,102 MSCI, Inc (Class A) 625,286
6,024 Nasdaq Stock Market, Inc 532,823
1,245 (a) Navient Corp 16,372
1,156 (a) NCR Corp ATM 45,442
212 Nelnet, Inc (Class A) 26,581
410 (a) NerdWallet, Inc 4,412
1,613 (a) New York Mortgage Trust, Inc 11,243
298 (a) NewtekOne, Inc 3,412
131 (a) Nexpoint Real Estate Finance, Inc 1,858
1,272 (a) NMI Holdings, Inc 48,768
2,878 (a) Northern Trust Corp 387,379
148 (a) Ocwen Financial Corp 5,914
1,689 OneMain Holdings, Inc 95,361
1,687 (a) Open Lending Corp 3,560
402 (a) Orchid Island Capital, Inc 2,818
600 (a) P10, Inc 6,528
3,227 (a) Pagseguro Digital Ltd 32,270
245 (a) Patria Investments Ltd 3,577
3,424 (a) Payoneer Global, Inc 20,715
13,956 (a) PayPal Holdings, Inc 935,889
652 (a) Paysafe Ltd 8,424
1,316 (a) Paysign Inc 8,278
399 PennyMac Financial Services, Inc 49,428
1,723 (a) PennyMac Mortgage Investment Trust 21,124
904 (a) Perella Weinberg Partners 19,273
273 Piper Jaffray Cos 94,728
397 PJT Partners, Inc 70,559
719 (a) PRA Group, Inc 11,101
675 PROG Holdings, Inc 21,843

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,751 Radian Group, Inc $ 63,421
2,564 Raymond James Financial, Inc 442,546
1,941 (a) Ready Capital Corp 7,512
1,612 (a) Redwood Trust, Inc 9,333
143 (a) Regional Management Corp 5,571
2,189 (a) Remitly Global, Inc 35,681
1,337 (a) Repay Holdings Corp 6,992
6,918 (a) Rithm Capital Corp 78,796
10,731 (a) Robinhood Markets, Inc 1,536,465
3,589 (a),(b) Rocket Cos, Inc 69,555
4,376 S&P Global, Inc 2,129,843
1,255 SEI Investments Co 106,487
213 (a) Sezzle, Inc 16,940
854 (a),(b) Shift4 Payments, Inc 66,100
184 (a) Silvercrest Asset Management Group, Inc 2,898
3,536 SLM Corp 97,876
16,229 (a) SoFi Technologies, Inc 428,770
3,745 Starwood Property Trust, Inc 72,541
4,154 State Street Corp 481,906
809 (a) StepStone Group, Inc 52,836
1,604 Stifel Financial Corp 182,006
3,904 (a) StoneCo Ltd 73,825
541 (a) StoneX Group, Inc 54,598
41 (a) Sunrise Realty Trust, Inc 426
474 (a),(b) SWK Holdings Corp 6,897
5,410 Synchrony Financial 384,380
3,029 T Rowe Price Group, Inc 310,897
6,729 (a) Toast, Inc 245,676
867 (a) TPG RE Finance Trust, Inc 7,422
1,909 (a) TPG, Inc 109,672
1,734 Tradeweb Markets, Inc 192,439
1,156 Two Harbors Investment Corp 11,410
1,255 (a),(b) Upstart Holdings, Inc 63,754
1,161 (a) UWM Holdings Corp 7,070
208 (a) Velocity Financial, Inc 3,773
544 Victory Capital Holdings, Inc 35,229
1,409 Virtu Financial, Inc 50,019
115 (a) Virtus Investment Partners, Inc 21,853
24,482 Visa, Inc (Class A) 8,357,665
1,567 Voya Financial, Inc 117,212
543 Walker & Dunlop, Inc 45,406
384 (a) Waterstone Financial, Inc 5,990
1,705 (a),(b) Western Union Co 13,623
530 (a) WEX, Inc 83,491
1,867 WisdomTree, Inc 25,951
90 (a) World Acceptance Corp 15,223
6,368 (a) XP, Inc 119,655
TOTAL FINANCIAL SERVICES 74,735,673
FOOD, BEVERAGE & TOBACCO - 2.0%
176 (a) Alico, Inc 6,100
24,248 Altria Group, Inc 1,601,823
6,926 Archer-Daniels-Midland Co 413,759
1,190 (a),(b) B&G Foods, Inc (Class A) 5,272
980 (a),(b) Beyond Meat, Inc 1,852
157 (a) Boston Beer Co, Inc (Class A) 33,193
349 (a),(b) BRC, Inc 544
711 (a) Brown-Forman Corp (Class A) 19,133
2,220 (b) Brown-Forman Corp (Class B) 60,118
1,774 Bunge Global S.A. 144,138
345 (a) Calavo Growers, Inc 8,880
610 Cal-Maine Foods, Inc 57,401
2,625 Campbell Soup Co 82,898

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
2,463 (a) Celsius Holdings, Inc $ 141,598
55,825 Coca-Cola Co 3,702,314
671 Coca-Cola Consolidated Inc 78,614
5,931 ConAgra Brands, Inc 108,597
1,956 (a) Constellation Brands, Inc (Class A) 263,415
2,102 (a) Darling International, Inc 64,889
751 (a) Dole plc 10,093
2,984 (a) Flowers Foods, Inc 38,941
499 (a) Fresh Del Monte Produce, Inc 17,325
722 (a) Freshpet, Inc 39,789
7,741 (a) General Mills, Inc 390,301
1,593 (a) Hain Celestial Group, Inc 2,517
2,193 (a) Hershey Co 410,201
4,050 Hormel Foods Corp 100,197
877 Ingredion, Inc 107,091
1,388 (a),(b) Ispire Technology, Inc 3,553
277 (a) J&J Snack Foods Corp 26,617
1,619 (a) J.M. Smucker Co 175,823
199 (a) John B Sanfilippo & Son, Inc 12,792
3,688 Kellogg Co 302,490
17,944 Keurig Dr Pepper, Inc 457,751
12,706 (a) Kraft Heinz Co 330,864
2,143 Lamb Weston Holdings, Inc 124,465
364 Lancaster Colony Corp 62,896
302 (a) Limoneira Co 4,485
3,655 McCormick & Co, Inc 244,556
203 (a) MGP Ingredients, Inc 4,911
926 (a) Mission Produce, Inc 11,131
2,211 (a) Molson Coors Brewing Co (Class B) 100,048
18,850 Mondelez International, Inc 1,177,560
10,056 (a) Monster Beverage Corp 676,869
366 (a) National Beverage Corp 13,513
19,740 PepsiCo, Inc 2,772,286
22,477 Philip Morris International, Inc 3,645,769
538 (a) Pilgrim's Pride Corp 21,907
770 (a) Post Holdings, Inc 82,760
3,184 Primo Brands Corp 70,366
4 (a) Seaboard Corp 14,588
134 (a) Seneca Foods Corp 14,464
1,484 (a) Simply Good Foods Co 36,833
561 (a) Smithfield Foods, Inc 13,172
1,555 (a) SunOpta, Inc 9,112
290 (a),(b) Tootsie Roll Industries, Inc 12,157
964 (a) TreeHouse Foods, Inc 19,482
190 (a) Turning Point Brands, Inc 18,783
4,102 Tyson Foods, Inc (Class A) 222,739
318 (a) Universal Corp 17,767
803 (a) Utz Brands, Inc 9,756
454 (a) Vita Coco Co, Inc 19,281
420 (a) Vital Farms, Inc 17,283
TOTAL FOOD, BEVERAGE & TOBACCO 18,659,822
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
24,758 Abbott Laboratories 3,316,086
911 (a) Acadia Healthcare Co, Inc 22,556
1,473 (a) Accuray, Inc 2,460
1,314 (a) AdaptHealth Corp 11,760
230 (a) Addus HomeCare Corp 27,138
4,406 (a) agilon health, Inc 4,538
1,015 (a) Align Technology, Inc 127,098
1,430 (a) Alignment Healthcare, Inc 24,953
1,508 (a) Alphatec Holdings, Inc 21,926
2,638 AmerisourceBergen Corp 824,454

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
740 (a) AMN Healthcare Services, Inc $ 14,326
563 (a) Angiodynamics, Inc 6,289
640 (a) Apollo Medical Holdings, Inc 18,144
673 (a) AtriCure, Inc 23,723
725 (a) Avanos Medical, Inc 8,381
2,914 (a) Aveanna Healthcare Holdings, Inc 25,847
560 (a) Axogen, Inc 9,990
7,747 Baxter International, Inc 176,399
4,164 Becton Dickinson & Co 779,376
554 (a) Beta Bionics, Inc 11,008
21,161 (a) Boston Scientific Corp 2,065,948
961 (a) BrightSpring Health Services, Inc 28,407
2,873 (a) Brookdale Senior Living, Inc 24,334
3,501 Cardinal Health, Inc 549,517
373 (a) Castle Biosciences, Inc 8,493
7,053 (a) Centene Corp 251,651
1,866 (a) Certara, Inc 22,803
2,819 (a) Cerus Corp 4,482
223 Chemed Corp 99,846
3,872 Cigna Group 1,116,104
5,253 (a),(b) Clover Health Investments Corp 16,074
1,354 (a) Concentra Group Holdings Parent, Inc 28,339
422 (a) Conmed Corp 19,847
2,978 (a) Cooper Cos, Inc 204,172
489 (a) Corvel Corp 37,858
544 (a) Cross Country Healthcare, Inc 7,725
480 (a) CryoLife, Inc 20,323
210 (a),(b) CVRx, Inc 1,695
18,115 CVS Health Corp 1,365,690
607 (a) DaVita, Inc 80,652
485 (a) Definitive Healthcare Corp 1,969
367 (a) Delcath Systems, Inc 3,945
2,739 (a) Dentsply Sirona, Inc 34,758
5,647 (a) DexCom, Inc 379,987
1,250 (a) DocGo, Inc 1,700
1,826 (a) Doximity, Inc 133,572
8,259 (a) Edwards Lifesciences Corp 642,302
3,228 Elevance Health, Inc 1,043,031
985 Embecta Corp 13,898
1,608 Encompass Health Corp 204,248
804 (a) Enhabit, Inc 6,440
653 (a) Enovis Corp 19,812
804 Ensign Group, Inc 138,907
2,830 (a) Envista Holdings Corp 57,647
1,677 (a) Evolent Health, Inc 14,187
350 (a) Fulgent Genetics, Inc 7,910
6,421 GE HealthCare Technologies, Inc 482,217
262 (a) GeneDx Holdings Corp 28,228
710 (a) Glaukos Corp 57,900
1,754 (a) Globus Medical, Inc 100,452
1,770 (a) Guardant Health, Inc 110,590
520 (a) Haemonetics Corp 25,345
2,460 HCA, Inc 1,048,452
737 (a) Health Catalyst, Inc 2,100
1,162 (a) HealthEquity, Inc 110,123
399 (a) HealthStream, Inc 11,268
1,761 (a) Henry Schein, Inc 116,878
2,546 (a) Hims & Hers Health, Inc 144,409
3,293 (a) Hologic, Inc 222,245
1,711 Humana, Inc 445,151
362 (a) ICU Medical, Inc 43,426
1,166 (a) IDEXX Laboratories, Inc 744,946

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
655 (a) Inogen, Inc $ 5,351
465 (a) Inspire Medical Systems, Inc 34,503
968 (a) Insulet Corp 298,851
572 (a) Integer Holdings Corp 59,105
1,378 (a) Integra LifeSciences Holdings Corp 19,747
5,116 (a) Intuitive Surgical, Inc 2,288,029
96 (a) iRadimed Corp 6,831
477 (a) iRhythm Technologies, Inc 82,039
229 (a) Joint Corp 2,185
1,173 Labcorp Holdings, Inc 336,721
847 (a) Lantheus Holdings, Inc 43,443
236 (a) LeMaitre Vascular, Inc 20,652
529 (a),(b) LifeMD, Inc 3,592
1,584 (a) LifeStance Health Group, Inc 8,712
892 (a) LivaNova plc 46,723
671 (a) Masimo Corp 99,006
1,801 McKesson Corp 1,391,345
18,483 Medtronic plc 1,760,321
985 (a) Merit Medical Systems, Inc 81,982
807 (a) Molina Healthcare, Inc 154,428
734 (a) Nano-X Imaging Ltd 2,716
173 (a) National Healthcare Corp 21,021
208 (a) National Research Corp 2,658
3,187 (a) Neogen Corp 18,198
2,015 (a) NeoGenomics, Inc 15,556
1,767 (a) Novocure Ltd 22,830
52 (a) Nutex Health, Inc 5,373
758 (a) Omnicell, Inc 23,081
8,804 (a) Opko Health, Inc 13,646
366 (a) OptimizeRx Corp 7,503
2,503 (a) Option Care Health, Inc 69,483
1,144 (a) OraSure Technologies, Inc 3,672
473 (a) Orthofix Medical, Inc 6,925
333 (a) OrthoPediatrics Corp 6,170
253 (a) Outset Medical, Inc 3,572
1,223 (a) Owens & Minor, Inc 5,870
295 (a) PACS Group, Inc 4,050
1,431 (a) Pediatrix Medical Group, Inc 23,969
524 (a) Pennant Group, Inc 13,215
506 (a) Penumbra, Inc 128,180
1,227 (a),(b) Performant Financial Corp 9,485
771 (a) Phreesia, Inc 18,134
1,445 Premier, Inc 40,171
1,501 (a) Privia Health Group, Inc 37,375
666 (a) PROCEPT BioRobotics Corp 23,770
1,198 (a) Progyny, Inc 25,781
1,215 (a) Pulmonx Corp 1,968
1,569 Quest Diagnostics, Inc 299,020
828 (a) QuidelOrtho Corp 24,385
1,004 (a) RadNet, Inc 76,515
2,064 (a) Resmed, Inc 564,979
524 (a) RxSight, Inc 4,711
896 (a) Schrodinger, Inc 17,974
1,678 (a) Select Medical Holdings Corp 21,546
442 (a) SI-BONE, Inc 6,506
227 (a),(b) Simulations Plus, Inc 3,421
1,913 (a) Solventum Corp 139,649
793 (a) STAAR Surgical Co 21,308
1,422 STERIS plc 351,860
4,920 Stryker Corp 1,818,776
987 (a) Surgery Partners, Inc 21,359
300 (a) SurModics, Inc 8,967

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
280 (a) Tactile Systems Technology, Inc $ 3,875
1,069 (a) Tandem Diabetes Care, Inc 12,978
2,648 (a) Teladoc Health, Inc 20,469
671 (a) Teleflex, Inc 82,104
1,365 (a) Tenet Healthcare Corp 277,150
495 (a) TransMedics Group, Inc 55,539
533 (a) Treace Medical Concepts, Inc 3,576
159 (a) UFP Technologies, Inc 31,736
13,120 UnitedHealth Group, Inc 4,530,336
856 (a) Universal Health Services, Inc (Class B) 175,001
187 (a) US Physical Therapy, Inc 15,886
80 (a) Utah Medical Products, Inc 5,038
587 (a) Varex Imaging Corp 7,279
2,061 (a) Veeva Systems, Inc 613,992
611 (a) Viemed Healthcare, Inc 4,149
1,015 (a) Waystar Holding Corp 38,489
2,839 Zimmer Biomet Holdings, Inc 279,641
516 (a) Zimvie, Inc 9,773
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,654,380
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
2,141 (a) BellRing Brands, Inc 77,825
160 (a) Central Garden & Pet Co 5,224
765 (a) Central Garden and Pet Co (Class A) 22,590
3,346 Church & Dwight Co, Inc 293,210
1,793 Clorox Co 221,077
11,435 Colgate-Palmolive Co 914,114
5,109 (a) Coty, Inc 20,640
893 (a) Edgewell Personal Care Co 18,181
830 (a) elf Beauty, Inc 109,958
484 Energizer Holdings, Inc 12,047
3,300 Estee Lauder Cos (Class A) 290,796
1,810 (a) Herbalife Ltd 15,276
253 (a) Inter Parfums, Inc 24,890
28,159 Kenvue, Inc 457,021
4,781 Kimberly-Clark Corp 594,470
188 (a) Medifast, Inc 2,570
140 (a) Nature's Sunshine Products, Inc 2,173
938 (a) Nu Skin Enterprises, Inc (Class A) 11,434
122 (a) Oil-Dri Corp of America 7,447
1,877 (a),(b) Olaplex Holdings, Inc 2,459
33,691 Procter & Gamble Co 5,176,622
455 (a) Reynolds Consumer Products, Inc 11,134
432 (a) Spectrum Brands Holdings, Inc 22,693
180 (a) USANA Health Sciences, Inc 4,959
1,168 (a),(b) Waldencast plc 2,313
266 WD-40 Co 52,562
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,373,685
INSURANCE - 2.0%
7,094 Aflac, Inc 792,400
3,854 Allstate Corp 827,261
699 (a) AMBAC Financial Group, Inc 5,830
972 American Financial Group, Inc 141,640
8,448 American International Group, Inc 663,506
299 (a) Amerisafe, Inc 13,108
2,944 Aon plc 1,049,772
5,302 Arch Capital Group Ltd 481,050
801 Assurant, Inc 173,497
670 (a) Assured Guaranty Ltd 56,715
1,011 Axis Capital Holdings Ltd 96,854
735 (a) Brighthouse Financial, Inc 39,014
3,989 (a) Brown & Brown, Inc 374,128
891 (a) BRP Group, Inc 25,135

SHARES DESCRIPTION VALUE
INSURANCE (continued)
5,373 Chubb Ltd $ 1,516,529
2,215 (a) Cincinnati Financial Corp 350,191
261 CNA Financial Corp 12,126
1,716 (a) CNO Financial Group, Inc 67,868
428 (a) Donegal Group, Inc (Class A) 8,299
488 (a) Employers Holdings, Inc 20,730
581 Everest Re Group Ltd 203,484
311 (a) F&G Annuities & Life, Inc 9,725
774 (a) Fidelis Insurance Holdings Ltd 14,048
3,617 Fidelity National Financial, Inc 218,792
1,450 First American Financial Corp 93,148
3,612 Gallagher (Arthur J.) & Co 1,118,781
5,182 (a) Genworth Financial, Inc (Class A) 46,120
1,244 (a) Globe Life, Inc 177,855
286 (a) Goosehead Insurance, Inc 21,284
928 (a) Greenlight Capital Re Ltd (Class A) 11,786
564 (a) Hamilton Insurance Group Ltd 13,987
476 Hanover Insurance Group, Inc 86,456
3,926 Hartford Financial Services Group, Inc 523,689
121 (a) HCI Group, Inc 23,224
314 (a) Heritage Insurance Holdings, Inc 7,907
370 (a) Hippo Holdings, Inc 13,379
637 (a) Horace Mann Educators Corp 28,773
23 (a) Investors Title Co 6,160
648 (a) James River Group Holdings Ltd 3,596
911 Kemper Corp 46,962
296 Kinsale Capital Group, Inc 125,877
657 (a) Lemonade, Inc 35,169
1,867 Lincoln National Corp 75,296
2,242 (a) Loews Corp 225,074
186 (a) Markel Corp 355,513
7,106 Marsh & McLennan Cos, Inc 1,432,072
1,028 (a) MBIA, Inc 7,659
429 (a) Mercury General Corp 36,371
8,162 Metlife, Inc 672,304
579 (a) NI Holdings, Inc 7,851
3,323 Old Republic International Corp 141,128
3,027 (a),(b) Oscar Health, Inc 57,301
391 (a) Palomar Holdings, Inc 45,649
515 Primerica, Inc 142,959
3,403 Principal Financial Group 282,143
820 (a) ProAssurance Corp 19,672
8,452 Progressive Corp 2,087,221
5,202 Prudential Financial, Inc 539,655
903 Reinsurance Group of America, Inc (Class A) 173,493
629 RenaissanceRe Holdings Ltd 159,722
1,200 RLI Corp 78,264
149 (a) Root, Inc 13,337
1,568 Ryan Specialty Holdings, Inc 88,372
227 (a) Safety Insurance Group, Inc 16,047
1,030 Selective Insurance Group, Inc 83,502
1,153 (a) SiriusPoint Ltd 20,858
355 (a) Skyward Specialty Insurance Group, Inc 16,884
351 Stewart Information Services Corp 25,735
433 (a) Tiptree, Inc 8,301
3,263 Travelers Cos, Inc 911,095
628 (a) Trupanion, Inc 27,180
338 (a) United Fire Group, Inc 10,282
503 (a) Universal Insurance Holdings, Inc 13,229
2,714 Unum Group 211,095
4,395 W.R. Berkley Corp 336,745
41 White Mountains Insurance Group Ltd 68,532

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
1,397 Willis Towers Watson plc $ 482,594
TOTAL INSURANCE 18,418,990
MATERIALS - 2.2%
461 (a) AdvanSix, Inc 8,934
3,164 Air Products & Chemicals, Inc 862,886
1,837 (a) Albemarle Corp 148,944
3,744 (a) Alcoa Corp 123,140
188 (a) Alpha Metallurgical Resources, Inc 30,849
32,683 Amcor plc 267,347
429 (a),(b) American Vanguard Corp 2,462
7,264 (a) AngloGold Ashanti PLC 510,877
939 Aptargroup, Inc 125,507
1,615 (a) Ardagh Metal Packaging S.A. 6,444
912 (a) Ashland, Inc 43,694
767 (a),(b) ASP Isotopes, Inc 7,379
821 (a) Aspen Aerogels, Inc 5,714
1,228 Avery Dennison Corp 199,145
1,490 Avient Corp 49,096
3,004 (a) Axalta Coating Systems Ltd 85,975
457 (a) Balchem Corp 68,577
4,252 Ball Corp 214,386
953 Cabot Corp 72,476
235 (a),(b) Caledonia Mining Corp plc 8,509
658 Carpenter Technology Corp 161,565
1,299 (a) Celanese Corp (Series A) 54,662
831 (a) Century Aluminum Co 24,398
2,472 CF Industries Holdings, Inc 221,738
2,145 Chemours Co 33,977
261 (a) Clearwater Paper Corp 5,418
7,384 (a) Cleveland-Cliffs, Inc 90,085
8,643 (a) Coeur Mining, Inc 162,143
1,719 Commercial Metals Co 98,464
532 Compass Minerals International, Inc 10,214
1,802 (a) Constellium SE 26,814
9,739 Corteva, Inc 658,649
9,726 CRH plc 1,166,147
4,043 (a) Critical Metals Corp 25,147
1,481 Crown Holdings, Inc 143,050
1,053 (a) Dakota Gold Corp 4,791
10,963 Dow, Inc 251,382
5,839 DuPont de Nemours, Inc 454,858
491 (a) Eagle Materials, Inc 114,423
1,608 Eastman Chemical Co 101,384
3,564 Ecolab, Inc 976,037
868 (a) Ecovyst, Inc 7,604
3,499 Element Solutions, Inc 88,070
1,510 FMC Corp 50,781
20,740 Freeport-McMoRan, Inc (Class B) 813,423
3,855 Graphic Packaging Holding Co 75,442
395 (a) Greif, Inc (Class A) 23,605
87 (a) Greif, Inc (Class B) 5,360
784 H.B. Fuller Co 46,476
284 (a) Hawkins, Inc 51,892
9,435 Hecla Mining Co 114,164
3,269 (a) Huntsman Corp 29,356
292 (a) Ingevity Corp 16,115
373 Innospec, Inc 28,781
3,821 International Flavors & Fragrances, Inc 235,144
7,433 International Paper Co 344,891
149 (a) Intrepid Potash, Inc 4,556
806 (a) Ivanhoe Electric, Inc 10,115
2,244 (a) James Hardie Industries plc 43,107

SHARES DESCRIPTION VALUE
MATERIALS (continued)
261 (a) Kaiser Aluminum Corp $ 20,139
749 (a) Knife River Corp 57,576
315 Koppers Holdings, Inc 8,820
357 (a) Kronos Worldwide, Inc 2,049
6,765 (a) Linde plc 3,213,375
948 Louisiana-Pacific Corp 84,220
542 (a) LSB Industries, Inc 4,271
3,865 LyondellBasell Industries NV 189,540
875 Martin Marietta Materials, Inc 551,495
300 Materion Corp 36,243
788 (a) Metals Acquisition Ltd 9,622
402 Minerals Technologies, Inc 24,972
4,782 Mosaic Co 165,840
1,657 (a) MP Materials Corp 111,135
371 Myers Industries, Inc 6,285
95 NewMarket Corp 78,680
15,818 Newmont Goldcorp Corp 1,333,616
3,868 (a) Novagold Resources, Inc 34,038
3,407 Nucor Corp 461,410
2,284 (a) O-I Glass, Inc 29,623
1,412 Olin Corp 35,286
163 Olympic Steel, Inc 4,963
1,050 (a) Orion S.A. 7,959
1,266 Packaging Corp of America 275,899
2,514 (a) Perimeter Solutions, Inc 56,288
657 (a) Perpetua Resources Corp 13,291
3,330 PPG Industries, Inc 350,016
1,897 (a),(b) PureCycle Technologies, Inc 24,946
201 Quaker Chemical Corp 26,482
376 (a),(b) Ramaco Resources, Inc 12,479
564 (a) Ranpak Holdings Corp 3,170
877 (a) Rayonier Advanced Materials, Inc 6,332
772 Reliance Steel & Aluminum Co 216,801
969 Royal Gold, Inc 194,362
1,793 RPM International, Inc 211,359
272 (a) Ryerson Holding Corp 6,218
1,019 (a) Schweitzer-Mauduit International, Inc 11,525
716 Scotts Miracle-Gro Co (Class A) 40,776
1,816 Sealed Air Corp 64,196
804 Sensient Technologies Corp 75,455
3,333 Sherwin-Williams Co 1,154,085
1,204 Silgan Holdings, Inc 51,784
7,872 Smurfit WestRock plc 335,111
1,381 Sonoco Products Co 59,507
1,123 Southern Copper Corp 136,287
3,317 (a) SSR Mining, Inc 81,001
1,995 Steel Dynamics, Inc 278,163
410 Stepan Co 19,557
1,010 (a) SunCoke Energy, Inc 8,242
31 (a) Sylvamo Corp 1,371
717 (a) TimkenSteel Corp 11,852
394 (a) Tredegar Corp 3,164
716 (a) Trimas Corp 27,666
1,767 Tronox Holdings plc 7,103
150 (a) United States Lime & Minerals, Inc 19,733
1,962 Vulcan Materials Co 603,550
816 (a) Warrior Met Coal, Inc 51,930
327 Westlake Chemical Corp 25,199
702 Worthington Steel, Inc 21,334
TOTAL MATERIALS 20,573,960
MEDIA & ENTERTAINMENT - 8.8%
988 (a),(b) Advantage Solutions, Inc 1,512

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
68,034 Alphabet, Inc $ 16,569,681
83,547 Alphabet, Inc (Class A) 20,310,276
2,686 (a) Altice USA, Inc 6,473
4,333 (a) AMC Entertainment Holdings, Inc 12,566
543 (a) AMC Networks, Inc 4,474
710 (a) Angi, Inc 11,545
170 (a) Atlanta Braves Holdings, Inc 7,730
632 (a) Atlanta Braves Holdings, Inc 26,285
380 (a),(b) Boston Omaha Corp 4,970
1,441 (a) Bumble, Inc 8,776
92 (a) Cable One, Inc 16,289
1,657 (a) Cargurus, Inc 61,690
1,131 (a) Cars.com, Inc 13,821
1,230 (a) Charter Communications, Inc 338,379
1,232 (a) Cinemark Holdings, Inc 34,521
52,840 Comcast Corp (Class A) 1,660,233
17 (a) Daily Journal Corp 7,907
1,815 (a) DoubleVerify Holdings, Inc 21,744
1,719 (a) EchoStar Corp (Class A) 131,263
3,698 Electronic Arts, Inc 745,887
1,005 (a) Entravision Communications Corp (Class A) 2,342
1,205 (a) Eventbrite, Inc 3,037
249 (a) EverQuote, Inc 5,695
3,048 Fox Corp (Class A) 192,207
2,154 Fox Corp (Class B) 123,403
4,657 (a) fuboTV, Inc 19,326
2,328 (a) Gannett Co, Inc 9,615
1,547 Gray Television, Inc 8,942
307 (a) Grindr, Inc 4,611
1,354 (a) IAC, Inc 46,131
902 (a) IMAX Corp 29,540
556 (a) Integral Ad Science Holding Corp 5,654
5,591 Interpublic Group of Cos, Inc 156,045
693 John Wiley & Sons, Inc (Class A) 28,046
1,489 (a) Liberty Broadband Corp 94,611
103 (a) Liberty Broadband Corp (Class A) 6,523
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 37,898
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 313,350
382 (a) Liberty Media Corp-Liberty Live (Class A) 36,023
869 (a) Liberty Media Corp-Liberty Live (Class C) 84,267
2,655 (a) Lionsgate Studios Corp 18,319
2,320 (a) Live Nation, Inc 379,088
585 (a) Madison Square Garden Entertainment Corp 26,465
293 (a) Madison Square Garden Sports Corp 66,511
2,210 (a) Magnite, Inc 48,134
294 Marcus Corp 4,560
3,476 (a) Match Group, Inc 122,772
278 (a) MediaAlpha, Inc 3,164
31,384 Meta Platforms, Inc 23,047,782
6,095 (a) Netflix, Inc 7,307,417
2,321 New York Times Co (Class A) 133,225
5,430 News Corp (Class A) 166,755
1,096 News Corp (Class B) 37,867
488 (a) Nexstar Media Group, Inc 96,497
1,900 (a) Nextdoor Holdings, Inc 3,971
703 (a) NIQ Global Intelligence PLC 11,037
2,760 Omnicom Group, Inc 225,023
692 (a) Outbrain, Inc 1,142
8,286 (a) Pinterest, Inc 266,561
1,390 (a) Playstudios, Inc 1,338
896 (a) Playtika Holding Corp 3,485
683 (a) PubMatic, Inc 5,655

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
1,085 (a) QuinStreet, Inc $ 16,785
1,670 (a) Reddit, Inc 384,083
378 (a) Reservoir Media, Inc 3,077
8,787 (a) ROBLOX Corp 1,217,175
1,784 (a) Roku, Inc 178,632
810 (a) Rumble, Inc 5,864
438 Scholastic Corp 11,992
366 (a) Shutterstock, Inc 7,631
862 (a) Sinclair, Inc 13,016
2,484 Sirius XM Holdings, Inc 57,815
496 (a) Sphere Entertainment Co 30,811
2,229 (a) Spotify Technology S.A. 1,555,842
1,314 (a) Stagwell, Inc 7,398
176 (a) Starz Entertainment Corp 2,592
2,593 (a) Take-Two Interactive Software, Inc 669,927
378 (a) TechTarget, Inc 2,196
2,032 TEGNA, Inc 41,311
380 (a) Thryv Holdings, Inc 4,583
1,047 (a) TKO Group Holdings, Inc 211,452
1,758 (a) TripAdvisor, Inc 28,585
1,632 (a) TrueCar, Inc 3,003
1,426 (a) Trump Media & Technology Group Corp 23,415
2,350 (a) Vimeo, Inc 18,212
22 (a),(b) Vivid Seats, Inc 366
26,009 Walt Disney Co 2,978,030
33,011 (a) Warner Bros Discovery, Inc 644,705
736 (a) WideOpenWest, Inc 3,798
1,209 (a) Yelp, Inc 37,721
795 (a) Ziff Davis, Inc 30,289
1,228 (a) ZipRecruiter, Inc 5,182
4,927 (a) ZoomInfo Technologies, Inc 53,754
TOTAL MEDIA & ENTERTAINMENT 81,429,298
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
1,510 (a) 10X Genomics, Inc 17,652
684 (a) 4D Molecular Therapeutics, Inc 5,944
1,662 (a) 89bio, Inc 24,431
25,517 AbbVie, Inc 5,908,206
2,077 (a) Acadia Pharmaceuticals, Inc 44,323
2,888 (a) Adaptive Biotechnologies Corp 43,204
3,230 (a) ADMA Biologics, Inc 47,352
4,145 Agilent Technologies, Inc 532,011
1,081 (a) Agios Pharmaceuticals, Inc 43,391
3,465 (a) Akebia Therapeutics, Inc 9,459
1,048 (a) Akero Therapeutics, Inc 49,759
717 (a) Aldeyra Therapeutics, Inc 3,743
1,021 (a) Alector, Inc 3,022
2,120 (a) Alkermes plc 63,600
1,319 (a),(b) Allogene Therapeutics, Inc 1,636
1,780 (a) Alnylam Pharmaceuticals, Inc 811,680
827 (a) Altimmune, Inc 3,118
524 (a) Alumis, Inc 2,091
7,785 Amgen, Inc 2,196,927
4,499 (a) Amicus Therapeutics, Inc 35,452
2,013 (a) Amneal Pharmaceuticals, Inc 20,150
552 (a) Amphastar Pharmaceuticals, Inc 14,711
1,055 (a) Amylyx Pharmaceuticals, Inc 14,337
305 (a) AnaptysBio, Inc 9,339
1,126 (a),(b) Anavex Life Sciences Corp 10,021
258 (a) ANI Pharmaceuticals, Inc 23,633
216 (a) Anika Therapeutics, Inc 2,030
1,130 (a) Annexon, Inc 3,446
1,622 (a) Apellis Pharmaceuticals, Inc 36,706

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
655 (a) Apogee Therapeutics, Inc $ 26,023
1,513 (a) Arbutus Biopharma Corp 6,869
630 (a) Arcellx, Inc 51,723
607 (a) Arcturus Therapeutics Holdings, Inc 11,187
799 (a) Arcus Biosciences, Inc 10,866
1,658 (a) Arcutis Biotherapeutics, Inc 31,253
3,415 (a) Ardelyx, Inc 18,817
1,723 (a) Arrowhead Pharmaceuticals, Inc 59,426
552 (a),(b) ARS Pharmaceuticals, Inc 5,548
937 (a) Arvinas, Inc 7,983
425 (a) Astria Therapeutics, Inc 3,094
1,067 (a) Atea Pharmaceuticals, Inc 3,094
1,175 (a),(b) aTyr Pharma, Inc 848
338 (a) Aura Biosciences, Inc 2,089
2,219 (a) Aurinia Pharmaceuticals, Inc 24,520
1,424 (a) Avadel Pharmaceuticals plc 21,744
10,369 (a) Avantor, Inc 129,405
1,580 (a),(b) Avidity Biosciences, Inc 68,841
414 (a) Avita Medical, Inc 2,116
533 (a) Axsome Therapeutics, Inc 64,733
1,068 (a),(b) Beam Therapeutics, Inc 25,920
2,996 (a) BioCryst Pharmaceuticals, Inc 22,740
2,177 (a) Biogen, Inc 304,954
1,167 (a) Biohaven Ltd 17,517
571 (a) BioLife Solutions, Inc 14,566
2,848 (a) BioMarin Pharmaceutical, Inc 154,248
315 (a) Bio-Rad Laboratories, Inc (Class A) 88,323
2,406 Bio-Techne Corp 133,846
2,174 (a) Bridgebio Pharma, Inc 112,918
29,516 Bristol-Myers Squibb Co 1,331,172
894 (a) Brooks Automation, Inc 25,676
1,736 Bruker BioSciences Corp 56,403
2,009 (a),(b) Candel Therapeutics, Inc 10,246
1,551 (a),(b) Capricor Therapeutics, Inc 11,183
831 (a) CareDx, Inc 12,083
2,132 (a) Catalyst Pharmaceuticals, Inc 42,000
422 (a),(b) Celcuity, Inc 20,847
777 (a) Celldex Therapeutics, Inc 20,101
668 (a) CG oncology, Inc 26,907
742 (a) Charles River Laboratories International, Inc 116,093
854 (a),(c) Chinook Therapeutics, Inc 9
690 (a) ChromaDex Corp 6,438
139 (a) Cidara Therapeutics, Inc 13,311
5,038 (a) Codexis, Inc 12,293
1,087 (a) Cogent Biosciences, Inc 15,609
773 (a) Collegium Pharmaceutical, Inc 27,047
1,591 (a) Compass Therapeutics, Inc 5,568
1,298 (a) Corcept Therapeutics, Inc 107,877
889 (a),(b) CorMedix, Inc 10,339
1,198 (a) Crinetics Pharmaceuticals, Inc 49,897
1,068 (a) CRISPR Therapeutics AG. 69,217
670 (a) CryoPort, Inc 6,352
427 (a) Cullinan Oncology, Inc 2,532
1,861 (a) Cytek Biosciences, Inc 6,458
1,742 (a) Cytokinetics, Inc 95,740
9,230 Danaher Corp 1,829,940
722 (a) Day One Biopharmaceuticals, Inc 5,090
1,799 (a) Denali Therapeutics, Inc 26,121
578 (a),(b) Design Therapeutics, Inc 4,352
299 (a) Disc Medicine, Inc 19,758
1,903 (a) Dynavax Technologies Corp 18,897
1,256 (a) Dyne Therapeutics, Inc 15,888

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,121 (a) Edgewise Therapeutics, Inc $ 18,183
1,580 (a) Editas Medicine, Inc 5,483
7,744 (a) Elanco Animal Health, Inc 155,964
11,532 Eli Lilly & Co 8,798,916
301 (a) Enanta Pharmaceuticals, Inc 3,603
352 (a) Enliven Therapeutics, Inc 7,205
380 (a) Entrada Therapeutics, Inc 2,204
1,213 (a) Erasca, Inc 2,644
437 (a),(b) Eton Pharmaceuticals, Inc 9,496
533 (a) Evolus, Inc 3,273
2,598 (a) Exact Sciences Corp 142,137
4,091 (a) Exelixis, Inc 168,958
625 (a) EyePoint Pharmaceuticals, Inc 8,900
2,725 (a) Fate Therapeutics, Inc 3,434
410 (a) Foghorn Therapeutics, Inc 2,005
1,498 (a) Fortrea Holdings, Inc 12,613
800 (a) Fulcrum Therapeutics, Inc 7,360
7,738 (a) Geron Corp 10,601
18,001 Gilead Sciences, Inc 1,998,111
2,418 (a) Ginkgo Bioworks Holdings, Inc 35,254
8,965 (a) Gossamer Bio, Inc 23,578
440 (a),(b) GRAIL, Inc 26,017
1,788 (a) Halozyme Therapeutics, Inc 131,132
405 (a) Harmony Biosciences Holdings, Inc 11,162
367 (a) Harrow Health, Inc 17,682
268 (a) Heron Therapeutics, Inc 338
1,440 (a) Humacyte, Inc 2,506
1,134 (a) Ideaya Biosciences, Inc 30,856
2,344 (a) Illumina, Inc 222,610
2,150 (a) ImmunityBio, Inc 5,289
800 (a),(b) Immunome, Inc 9,368
892 (a) Immunovant, Inc 14,379
2,172 (a) Incyte Corp 184,207
1,524 (a) Indivior plc 36,744
119 (a) Inhibrx Biosciences, Inc 4,008
477 (a),(c) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 21,645
2,513 (a) Insmed, Inc 361,897
1,443 (a) Intellia Therapeutics, Inc 24,921
2,335 (a) Ionis Pharmaceuticals, Inc 152,756
3,405 (a) Iovance Biotherapeutics, Inc 7,389
2,429 (a) IQVIA Holdings, Inc 461,364
5 (a) Jade Biosciences, Inc 43
435 (a) Janux Therapeutics, Inc 10,631
780 (a) Jazz Pharmaceuticals plc 102,804
34,640 Johnson & Johnson 6,422,949
390 (a) KalVista Pharmaceuticals, Inc 4,750
337 (a) Keros Therapeutics, Inc 5,331
557 (a) Kodiak Sciences, Inc 9,118
380 (a) Krystal Biotech, Inc 67,081
1,038 (a) Kura Oncology, Inc 9,186
584 (a) Kymera Therapeutics, Inc 33,054
969 (a) Larimar Therapeutics, Inc 3,130
164 (a),(b) LENZ Therapeutics, Inc 7,639
305 (a) Ligand Pharmaceuticals, Inc (Class B) 54,028
933 (a) Liquidia Corp 21,216
211 (a) Madrigal Pharmaceuticals, Inc 96,777
371 (a) Magenta Therapeutics, Inc 14,599
4,140 (a) MannKind Corp 22,232
1,760 (a),(b) Maravai LifeSciences Holdings, Inc 5,051
1,600 (a) MaxCyte, Inc 2,528
354 (a) Medpace Holdings, Inc 182,013

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,264 (a) MeiraGTx Holdings plc $ 10,403
36,391 Merck & Co, Inc 3,054,297
49 (a) Mesa Laboratories, Inc 3,283
171 (a) Metsera, Inc 8,948
308 (a) Mettler-Toledo International, Inc 378,104
1,942 (a) MiMedx Group, Inc 13,555
948 (a),(b) Mind Medicine MindMed, Inc 11,177
215 (a) Mineralys Therapeutics, Inc 8,153
461 (a) Mirum Pharmaceuticals, Inc 33,796
5,135 (a) Moderna, Inc 132,637
579 (a),(b) Monte Rosa Therapeutics, Inc 4,290
1,296 (a) Myriad Genetics, Inc 9,370
1,833 (a) Natera, Inc 295,058
1,406 (a) Neurocrine Biosciences, Inc 197,374
1,017 (a) Nkarta, Inc 2,105
1,714 (a),(b) Novavax, Inc 14,860
774 (a) Nurix Therapeutics, Inc 7,152
489 (a) Nuvalent, Inc 42,289
4,693 (a),(b) Nuvation Bio, Inc 17,364
2,421 (a) Ocular Therapeutix, Inc 28,301
486 (a) Olema Pharmaceuticals, Inc 4,758
1,954 (a),(b) Omeros Corp 8,011
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 2,394
1,082 (a),(b) Organogenesis Holdings, Inc 4,566
2,757 Organon & Co 29,445
684 (a) ORIC Pharmaceuticals, Inc 8,208
686 (a) Pacira BioSciences, Inc 17,678
1,832 PerkinElmer, Inc 160,575
1,306 (a) Perrigo Co plc 29,085
82,165 Pfizer, Inc 2,093,564
326 (a) Phathom Pharmaceuticals, Inc 3,837
293 Phibro Animal Health Corp 11,855
268 (a) Praxis Precision Medicines, Inc 14,204
4,045 (a) Precigen, Inc 13,308
817 (a) Prestige Consumer Healthcare, Inc. 50,981
667 (a),(b) Prime Medicine, Inc 3,695
892 (a) Protagonist Therapeutics, Inc 59,256
672 (a) Prothena Corp plc 6,559
1,091 (a) PTC Therapeutics, Inc 66,955
3,309 (a),(b) QIAGEN NV 147,846
537 (a) Quanterix Corp 2,916
4,583 (a) Quantum-Si, Inc 6,462
4,449 (a),(b) Recursion Pharmaceuticals, Inc 21,711
1,529 (a) Regeneron Pharmaceuticals, Inc 859,711
696 (a) REGENXBIO, Inc 6,716
1,583 (a) Relay Therapeutics, Inc 8,263
754 (a) Repligen Corp 100,787
2,331 (a) REVOLUTION Medicines, Inc 108,858
818 (a) Rhythm Pharmaceuticals, Inc 82,610
870 (a) Rocket Pharmaceuticals, Inc 2,836
5,899 (a) Roivant Sciences Ltd 89,252
5,021 Royalty Pharma plc 177,141
2,069 (a),(b) Sana Biotechnology, Inc 7,345
1,450 (a) Sarepta Therapeutics, Inc 27,942
1,798 (a),(b) Savara, Inc 6,419
1,134 (a) Scholar Rock Holding Corp 42,230
424 (a) scPharmaceuticals, Inc 2,404
842 (a) SIGA Technologies, Inc 7,704
531 (a) Soleno Therapeutics, Inc 35,896
1,436 (a) Sotera Health Co 22,588

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
538 (a),(b) Spyre Therapeutics, Inc $ 9,017
622 (a),(b) Stoke Therapeutics, Inc 14,617
1,658 (a) Summit Therapeutics, Inc 34,254
725 (a) Supernus Pharmaceuticals, Inc 34,648
1,070 (a) Syndax Pharmaceuticals, Inc 16,462
905 (a),(b) Tango Therapeutics, Inc 7,602
501 (a) Tarsus Pharmaceuticals, Inc 29,774
4,750 (a) Taysha Gene Therapies, Inc 15,533
1,179 (a) Tempus AI, Inc 95,157
693 (a) Terns Pharmaceuticals, Inc 5,204
2,027 (a) TG Therapeutics, Inc 73,225
1,031 (a) Theravance Biopharma, Inc 15,053
5,461 Thermo Fisher Scientific, Inc 2,648,694
1,139 (a),(c) Third Harmonic Bio, Inc 34
974 (a),(b) Tonix Pharmaceuticals Holding Corp 23,532
501 (a) Tourmaline Bio, Inc 23,963
940 (a) Travere Therapeutics, Inc 22,466
983 (a) Trevi Therapeutics, Inc 8,994
941 (a) Twist Bioscience Corp 26,480
356 (a),(b) Tyra Biosciences, Inc 4,980
1,344 (a) Ultragenyx Pharmaceutical, Inc 40,428
621 (a) United Therapeutics Corp 260,329
442 (a) Upstream Bio, Inc 8,314
424 (a),(b) UroGen Pharma Ltd 8,459
819 (a) Vanda Pharmaceuticals, Inc 4,087
1,691 (a) Vaxcyte, Inc 60,910
550 (a) Vera Therapeutics, Inc 15,983
1,155 (a) Veracyte, Inc 39,651
796 (a) Vericel Corp 25,050
3,718 (a) Vertex Pharmaceuticals, Inc 1,456,118
16,135 Viatris, Inc 159,737
1,580 (a),(b) Viking Therapeutics, Inc 41,522
1,193 (a) Vir Biotechnology, Inc 6,812
609 (a) Viridian Therapeutics, Inc 13,142
496 (a) Voyager Therapeutics, Inc 2,316
891 (a) Waters Corp 267,131
909 (a) WaVe Life Sciences Ltd 6,654
1,076 West Pharmaceutical Services, Inc 282,267
962 (a) Xencor, Inc 11,284
712 (a) Xenon Pharmaceuticals, Inc 28,587
3,180 (a) Xeris Biopharma Holdings, Inc 25,885
597 (a),(b) Zevra Therapeutics, Inc 5,677
6,562 Zoetis, Inc 960,152
888 (a) Zymeworks, Inc 15,167
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 51,133,130
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,208 (a) Anywhere Real Estate, Inc 23,383
4,131 (a) CBRE Group, Inc 650,880
6,120 (a) Compass, Inc 49,144
6,012 (a) CoStar Group, Inc 507,232
3,367 (a) Cushman & Wakefield plc 53,603
1,235 (b) eXp World Holdings, Inc 13,165
240 (a) Forestar Group, Inc 6,382
204 (a) FRP Holdings, Inc 4,969
342 (a) Howard Hughes Holdings, Inc 28,102
680 (a) Jones Lang LaSalle, Inc 202,830
2,137 Kennedy-Wilson Holdings, Inc 17,780
406 (a) Marcus & Millichap, Inc 11,916
252 (a) Maui Land & Pineapple Co, Inc 4,697
2,520 (a) Newmark Group, Inc 46,998
349 (a) Re/Max Holdings, Inc 3,291
1,246 (a) Real Brokerage, Inc 5,208

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
497 (a) RMR Group, Inc $ 7,818
38 (a) Seaport Entertainment Group, Inc 871
747 St. Joe Co 36,962
152 (a) Stratus Properties, Inc 3,216
268 (a) Tejon Ranch Co 4,283
181 (a) Transcontinental Realty Investors, Inc 8,350
567 (a) Zillow Group, Inc (Class A) 42,207
2,204 (a) Zillow Group, Inc (Class C) 169,818
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,903,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.2%
759 (a) ACM Research, Inc 29,700
23,149 (a) Advanced Micro Devices, Inc 3,745,277
407 (a) Aehr Test Systems 12,255
1,615 (a) Allegro MicroSystems, Inc 47,158
441 (a) Alpha & Omega Semiconductor Ltd 12,330
567 (a) Ambarella, Inc 46,789
1,705 (a) Amkor Technology, Inc 48,422
7,097 Analog Devices, Inc 1,743,733
11,541 Applied Materials, Inc 2,362,904
1,809 (a) Astera Labs, Inc 354,202
510 (a) Axcelis Technologies, Inc 49,796
66,400 Broadcom, Inc 21,906,024
333 (a) Ceva, Inc 8,795
821 (a) Cirrus Logic, Inc 102,863
772 (a) Cohu, Inc 15,695
2,082 (a) Credo Technology Group Holding Ltd 303,160
836 (a) Diodes, Inc 44,484
1,966 (a) Enphase Energy, Inc 69,577
2,213 Entegris, Inc 204,614
1,498 (a) First Solar, Inc 330,354
1,150 (a) Formfactor, Inc 41,883
1,472 (a) GLOBALFOUNDRIES, Inc 52,757
434 (a) Ichor Holdings Ltd 7,604
346 (a) Impinj, Inc 62,540
2,044 (a) indie Semiconductor, Inc 8,319
63,082 Intel Corp 2,116,401
1,915 KLA Corp 2,065,519
970 Kulicke & Soffa Industries, Inc 39,421
18,248 Lam Research Corp 2,443,407
1,951 (a) Lattice Semiconductor Corp 143,047
799 (a) MACOM Technology Solutions Holdings, Inc 99,468
12,476 Marvell Technology, Inc 1,048,857
1,137 (a) MaxLinear, Inc 18,283
7,872 Microchip Technology, Inc 505,540
15,943 Micron Technology, Inc 2,667,583
1,013 (a) MKS Instruments, Inc 125,379
652 Monolithic Power Systems, Inc 600,257
1,749 (a) Navitas Semiconductor Corp 12,628
85 (a) NVE Corp 5,548
336,616 Nvidia Corp 62,805,813
6,217 (a) ON Semiconductor Corp 306,560
783 (a) Onto Innovation, Inc 101,179
409 (a) PDF Solutions, Inc 10,560
592 (a) Penguin Solutions, Inc 15,558
1,020 (a) Photronics, Inc 23,409
990 Power Integrations, Inc 39,808
1,161 (a) Qorvo, Inc 105,744
15,537 QUALCOMM, Inc 2,584,735
1,355 (a) Rambus, Inc 141,191
5,076 (a),(b) Rigetti Computing, Inc 151,214
1,200 (a) Semtech Corp 85,740
517 (a) Silicon Laboratories, Inc 67,794

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
272 (a) SiTime Corp $ 81,956
106 (a),(b) SkyWater Technology, Inc 1,978
1,989 Skyworks Solutions, Inc 153,113
653 (a) Synaptics, Inc 44,626
2,323 Teradyne, Inc 319,738
13,065 Texas Instruments, Inc 2,400,432
789 (a) Ultra Clean Holdings 21,500
681 Universal Display Corp 97,812
729 (a) Veeco Instruments, Inc 22,183
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 113,085,216
SOFTWARE & SERVICES - 12.0%
1,702 (a) 8x8, Inc 3,608
978 (a) A10 Networks, Inc 17,751
9,014 Accenture plc 2,222,852
1,575 (a) ACI Worldwide, Inc 83,113
1,587 Adeia, Inc 26,662
6,100 (a) Adobe, Inc 2,151,775
400 (a) Agilysys, Inc 42,100
2,195 (a) Akamai Technologies, Inc 166,293
790 (a) Alarm.com Holdings, Inc 41,933
641 (a) Alkami Technology, Inc 15,922
1,524 Amdocs Ltd 125,044
894 (a) Amplitude, Inc 9,584
306 (a) Appfolio, Inc 84,352
674 (a) Appian Corp 20,604
3,052 (a),(b) Applied Digital Corp 70,013
3,434 (a) AppLovin Corp 2,467,466
1,411 (a) Asana, Inc 18,851
777 (a) ASGN, Inc 36,791
2,345 (a) Atlassian Corp Ltd 374,497
13,223 (a) Aurora Innovation, Inc 71,272
3,058 (a) Autodesk, Inc 971,435
2,036 (a) AvePoint, Inc 30,560
1,862 (a) Bentley Systems, Inc 95,856
3,982 (a),(b) BigBear.ai Holdings, Inc 25,963
1,087 (a) BigCommerce Holdings, Inc 5,424
1,385 (a) BILL Holdings, Inc 73,363
4,938 (a),(b) Bit Digital, Inc 14,814
1,235 (a) Bitdeer Technologies Group 21,106
538 (a) Blackbaud, Inc 34,599
875 (a) BlackLine, Inc 46,463
4,515 (a) Blend Labs, Inc 16,480
2,369 (a) Box, Inc 76,448
862 (a) Braze, Inc 24,515
1,519 (a),(b) C3.ai, Inc 26,339
3,880 (a) Cadence Design Systems, Inc 1,362,889
6,392 (a) CCC Intelligent Solutions Holdings, Inc 58,231
664 (a) Cerence, Inc 8,273
3,823 (a) Cipher Mining, Inc 48,132
676 (a) Circle Internet Group, Inc 89,624
3,480 (a),(b) Cleanspark, Inc 50,460
1,277 Clear Secure, Inc 42,626
3,044 (a) Clearwater Analytics Holdings, Inc 54,853
4,404 (a) Cloudflare, Inc 945,054
6,993 Cognizant Technology Solutions Corp (Class A) 469,021
679 (a) Commvault Systems, Inc 128,182
3,788 (a) Confluent, Inc 75,002
265 (a) Consensus Cloud Solutions, Inc 7,783
3,902 (a) Core Scientific, Inc 70,002
3,476 (a) Crowdstrike Holdings, Inc 1,704,561
430 (a) CS Disco, Inc 2,778
4,533 (a) Datadog, Inc 645,499

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
348 (a),(b) Digimarc Corp $ 3,400
1,549 (a) Digital Turbine, Inc 9,914
1,139 (a) DigitalOcean Holdings, Inc 38,908
2,984 (a) DocuSign, Inc 215,117
895 Dolby Laboratories, Inc (Class A) 64,771
549 (a) Domo, Inc 8,696
3,221 (a) Dropbox, Inc 97,306
4,081 (a),(b) D-Wave Quantum, Inc 100,842
2,153 (a) DXC Technology Co 29,345
4,449 (a) Dynatrace, Inc 215,554
543 (a) eGain Corp 4,730
1,268 (a) Elastic NV 107,133
857 (a) EPAM Systems, Inc 129,227
472 (a),(b) EverCommerce, Inc 5,253
332 (a) Fair Isaac Corp 496,848
1,817 (a) Fastly, Inc 15,535
1,139 (a) Five9, Inc 27,564
9,262 (a) Fortinet, Inc 778,749
3,124 (a) Freshworks, Inc 36,769
1,070 (a) Gartner, Inc 281,271
7,650 Gen Digital, Inc 217,184
1,859 (a),(b) Gitlab, Inc 83,804
671 (a) Globant S.A. 38,502
1,888 (a) GoDaddy, Inc 258,335
699 (a) Grid Dynamics Holdings, Inc 5,389
1,136 (a) Guidewire Software, Inc 261,121
450 (a) Hackett Group, Inc 8,555
734 (a) HubSpot, Inc 343,365
1,256 (a),(b) Hut 8 Corp 43,721
280 (a) I3 Verticals, Inc 9,089
112 (a) IBEX Holdings Ltd 4,538
937 (a) Informatica, Inc 23,275
412 (a) Information Services Group, Inc 2,369
596 (a) Intapp, Inc 24,376
322 (b) InterDigital, Inc 111,164
13,338 International Business Machines Corp 3,763,450
3,922 Intuit, Inc 2,678,373
1,086 (a) Jamf Holding Corp 11,620
1,692 (a) Kaltura, Inc 2,436
3,355 (a) Kyndryl Holdings, Inc 100,751
197 (a),(b) Life360, Inc 20,941
1,208 (a) LiveRamp Holdings, Inc 32,785
782 (a) Manhattan Associates, Inc 160,294
4,895 (a),(b) Marathon Digital Holdings, Inc 89,383
365 (a) MeridianLink, Inc 7,274
106,668 Microsoft Corp 55,248,691
3,797 (a) MicroStrategy, Inc (Class A) 1,223,431
781 (a) Mitek Systems, Inc 7,630
1,102 (a) MongoDB, Inc 342,039
1,055 (a) N-able, Inc 8,229
1,156 (a) nCino OpCo, Inc 31,339
2,313 (a) NCR Corp 29,028
1,555 (a) NextNav, Inc 22,237
3,653 (a) Nutanix, Inc 271,747
2,287 (a) Okta, Inc 209,718
710 (a) ON24, Inc 4,061
634 (a) OneSpan, Inc 10,074
365 (a) Ooma, Inc 4,376
23,826 Oracle Corp 6,700,824
571 (a) Pagaya Technologies Ltd 16,953
1,327 (a) PagerDuty, Inc 21,922
31,418 (a) Palantir Technologies, Inc 5,731,272

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
9,366 (a) Palo Alto Networks, Inc $ 1,907,105
1,496 Pegasystems, Inc 86,020
407 (a) Porch Group, Inc 6,829
1,625 (a) Procore Technologies, Inc 118,495
766 Progress Software Corp 33,650
671 (a) PROS Holdings, Inc 15,373
1,723 (a) PTC, Inc 349,803
877 (a) Q2 Holdings, Inc 63,486
667 (a) Qualys, Inc 88,264
930 (a) Rapid7, Inc 17,438
175 (a) Red Violet, Inc 9,144
2,110 (a),(b) Rezolve AI plc 10,508
1,545 (a) Rimini Street, Inc 7,231
1,417 (a) RingCentral, Inc 40,158
4,615 (a) Riot Platforms, Inc 87,823
1,537 Roper Industries, Inc 766,487
1,386 (a) Rubrik, Inc 113,999
536 (a),(b) SailPoint, Inc 11,835
13,401 Salesforce, Inc 3,176,037
3,766 (a) Samsara, Inc 140,284
433 (a) Sapiens International Corp NV 18,619
348 (a) SEMrush Holdings, Inc 2,464
3,816 (a) SentinelOne, Inc 67,200
2,970 (a) ServiceNow, Inc 2,733,232
4,509 (a) Snowflake, Inc 1,017,005
5,166 (a),(b) SoundHound AI, Inc 83,069
307 (a) SoundThinking, Inc 3,702
1,168 (a) Sprinklr, Inc 9,017
904 (a) Sprout Social, Inc 11,680
599 (a) SPS Commerce, Inc 62,380
2,654 (a) Synopsys, Inc 1,309,457
1,778 (a) Tenable Holdings, Inc 51,846
1,844 (a) Teradata Corp 39,664
3,595 (a),(b) Terawulf, Inc 41,055
6,568 (a) Trade Desk, Inc 321,898
256 (a) TSS, Inc 4,636
143 (a),(b) Tucows, Inc 2,653
2,155 (a) Twilio, Inc 215,694
620 (a) Tyler Technologies, Inc 324,359
6,303 (a) UiPath, Inc 84,334
1,098 (a) Unisys Corp 4,282
4,707 (a) Unity Software, Inc 188,468
1,710 (a) Varonis Systems, Inc 98,274
1,154 (a) Verint Systems, Inc 23,369
1,236 (a) VeriSign, Inc 345,549
823 (a) Vertex, Inc 20,402
945 (a) Viant Technology, Inc 8,155
514 (a) Weave Communications, Inc 3,434
3,116 (a) Workday, Inc 750,115
767 (a) Workiva, Inc 66,023
634 (a) Xperi, Inc 4,108
1,753 (a) Yext, Inc 14,936
2,537 (a) Zeta Global Holdings Corp 50,410
3,882 (a) Zoom Video Communications, Inc 320,265
1,377 (a) Zscaler, Inc 412,632
TOTAL SOFTWARE & SERVICES 111,893,770
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
380 (a) 908 Devices, Inc 3,329
806 (a) ADTRAN Holdings, Inc 7,560
617 (a) Advanced Energy Industries, Inc 104,976
391 (a) Aeva Technologies, Inc 5,670
17,125 Amphenol Corp (Class A) 2,119,219

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
209,686 Apple, Inc $ 53,392,346
623 (a),(b) Applied Optoelectronics, Inc 16,154
14,886 (a) Arista Networks, Inc 2,169,039
1,538 (a) Arlo Technologies, Inc 26,069
833 (a) Arrow Electronics, Inc 100,793
170 (a) Aviat Networks, Inc 3,898
1,668 Avnet, Inc 87,203
438 Badger Meter, Inc 78,218
126 (a) Bel Fuse, Inc (Class B) 17,769
636 Belden CDT, Inc 76,492
773 Benchmark Electronics, Inc 29,799
909 (a) Calix, Inc 55,785
1,922 CDW Corp 306,136
2,128 (a) Ciena Corp 309,986
57,167 Cisco Systems, Inc 3,911,366
153 (a) Clearfield, Inc 5,260
2,269 Cognex Corp 102,786
2,137 (a) Coherent Corp 230,198
1,818 (a) CommScope Holding Co, Inc 28,143
641 (a) CompoSecure, Inc 13,346
11,249 Corning, Inc 922,756
426 (a) Corsair Gaming, Inc 3,800
775 Crane NXT Co 51,979
485 CTS Corp 19,371
610 (a) Daktronics, Inc 12,761
4,547 Dell Technologies, Inc 644,628
361 (a) Diebold Nixdorf, Inc 20,588
400 (a) Digi International, Inc 14,584
830 (a),(b) Eastman Kodak Co 5,320
404 (a) ePlus, Inc 28,688
1,500 (a) Evolv Technologies Holdings, Inc 11,325
1,698 (a) Extreme Networks, Inc 35,064
822 (a) F5 Networks, Inc 265,662
545 (a) Fabrinet 198,718
4,974 (a) Flextronics International Ltd 288,343
1,454 (a) Harmonic, Inc 14,802
18,398 Hewlett Packard Enterprise Co 451,855
13,386 HP, Inc 364,501
463 (a) Insight Enterprises, Inc 52,509
3,937 (a),(b) IonQ, Inc 242,126
549 (a) IPG Photonics Corp 43,475
678 (a) Itron, Inc 84,452
1,500 Jabil Inc 325,755
2,444 (a) Keysight Technologies, Inc 427,505
548 (a) Kimball Electronics, Inc 16,363
1,352 (a) Knowles Corp 31,515
375 (a) Littelfuse, Inc 97,129
948 (a) Lumentum Holdings, Inc 154,249
569 (a) Methode Electronics, Inc 4,296
2,725 (a),(b) MicroVision, Inc 3,379
2,874 (a) Mirion Technologies, Inc 66,849
2,394 Motorola Solutions, Inc 1,094,752
533 (a) Napco Security Technologies, Inc 22,892
2,914 NetApp, Inc 345,193
505 (a) Netgear, Inc 16,357
1,389 (a) Netscout Systems, Inc 35,878
829 (a) nLight, Inc 24,563
592 (a) Novanta, Inc 59,289
280 (a) OSI Systems, Inc 69,787
679 (a) Ouster, Inc 18,367
404 (a),(b) PAR Technology Corp 15,990
196 (a) PC Connection, Inc 12,150

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
521 (a) Plexus Corp $ 75,384
1,393 (a) Powerfleet, Inc 7,299
4,619 (a) Pure Storage, Inc 387,118
1,612 (a),(b) Quantum Computing, Inc 29,677
1,657 (a) Ralliant Corp 72,461
996 (a),(b) Red Cat Holdings, Inc 10,309
1,053 (a) Ribbon Communications, Inc 4,001
262 (a) Rogers Corp 21,081
1,940 (a) SanDisk Corp 217,668
940 (a) Sanmina Corp 108,203
463 (a) Scansource, Inc 20,367
7,411 (a) Super Micro Computer, Inc 355,283
1,107 TD SYNNEX Corp 181,271
646 (a) Teledyne Technologies, Inc 378,582
3,286 (a) Trimble Inc 268,302
1,439 (a) TTM Technologies, Inc 82,886
301 (a) Turtle Beach Corp 4,786
52 (a) Ubiquiti, Inc 34,350
1,868 (a) Viasat, Inc 54,732
4,189 (a) Viavi Solutions, Inc 53,158
2,099 Vishay Intertechnology, Inc 32,115
301 (a) Vishay Precision Group, Inc 9,647
2,108 Vontier Corp 88,473
4,924 (a) Western Digital Corp 591,175
2,215 (b) Xerox Holdings Corp 8,328
725 (a) Zebra Technologies Corp (Class A) 215,441
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 73,133,202
TELECOMMUNICATION SERVICES - 0.8%
422 (a) Anterix, Inc 9,060
2,458 (a),(b) AST SpaceMobile, Inc 120,639
100,649 AT&T, Inc 2,842,328
251 (a) ATN International, Inc 3,757
378 (a) Bandwidth, Inc 6,301
772 Cogent Communications Group, Inc 29,606
3,199 (a) Frontier Communications Parent, Inc 119,483
1,815 (a),(c) GCI Liberty, Inc 18
297 (a) GCI Liberty, Inc 11,069
20 (a) GCI Liberty, Inc 751
701 (a) Globalstar, Inc 25,509
987 (a) Gogo, Inc 8,478
350 (a) IDT Corp 18,309
1,551 Iridium Communications, Inc 27,080
2,326 (a) Liberty Global Ltd 26,656
2,448 (a) Liberty Global Ltd 28,764
681 (a) Liberty Latin America Ltd (Class A) 5,645
2,483 (a) Liberty Latin America Ltd (Class C) 20,957
14,080 (a) Lumen Technologies, Inc 86,170
1,285 (a) Millicom International Cellular S.A. 62,374
869 (a) Shenandoah Telecom Co 11,662
319 Spok Holdings, Inc 5,503
1,219 Telephone and Data Systems, Inc 47,834
6,625 T-Mobile US, Inc 1,585,893
2,207 Uniti Group, Inc 13,507
60,456 Verizon Communications, Inc 2,657,041
TOTAL TELECOMMUNICATION SERVICES 7,774,394
TRANSPORTATION - 1.3%
1,857 (a) Alaska Air Group, Inc 92,441
268 (a) Allegiant Travel Co 16,286
141 (a),(b) Amerco, Inc 8,047
9,378 (a) American Airlines Group, Inc 105,409
424 ArcBest Corp 29,625
258 (a),(b) Avis Budget Group, Inc 41,428

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
969 (a) Blade Air Mobility, Inc $ 4,903
1,731 CH Robinson Worldwide, Inc 229,184
153 (a) Costamare Bulkers Holdings Ltd 2,199
767 (a) Costamare, Inc 9,135
370 (a) Covenant Logistics Group, Inc 8,014
26,443 CSX Corp 938,991
9,118 Delta Air Lines, Inc 517,447
1,952 Expeditors International Washington, Inc 239,296
3,110 FedEx Corp 733,369
241 (a) Forward Air Corp 6,179
438 (a),(b) Frontier Group Holdings, Inc 1,934
2,042 (a) FTAI Infrastructure, Inc 8,903
497 (a) Genco Shipping & Trading Ltd 8,847
1,764 (a) GXO Logistics, Inc 93,298
728 (a) Heartland Express, Inc 6,101
2,161 (a),(b) Hertz Global Holdings, Inc 14,695
1,010 (a) Hub Group, Inc (Class A) 34,784
1,145 JB Hunt Transport Services, Inc 153,625
5,315 (a) JetBlue Airways Corp 26,150
6,206 (a),(b) Joby Aviation, Inc 100,165
877 (a) Kirby Corp 73,186
2,433 Knight-Swift Transportation Holdings, Inc 96,128
505 Landstar System, Inc 61,893
5,632 (a) Lyft, Inc (Class A) 123,960
796 (a) Marten Transport Ltd 8,485
563 (a) Matson, Inc 55,506
3,227 Norfolk Southern Corp 969,423
2,766 Old Dominion Freight Line 389,397
136 (a) PAM Transportation Services, Inc 1,550
580 (a) Radiant Logistics, Inc 3,422
1,622 (a) RXO, Inc 24,946
582 Ryder System, Inc 109,788
1,291 (a) Safe Bulkers, Inc 5,732
425 (a) Saia, Inc 127,228
932 Schneider National, Inc 19,721
547 (a) Skywest, Inc 55,039
6,759 (a) Southwest Airlines Co 215,680
383 (a) Sun Country Airlines Holdings, Inc 4,523
28,952 (a) Uber Technologies, Inc 2,836,427
1,022 U-Haul Holding Co 52,020
8,605 Union Pacific Corp 2,033,964
4,804 (a) United Airlines Holdings, Inc 463,586
10,339 United Parcel Service, Inc (Class B) 863,617
122 (a) Universal Truckload Services, Inc 2,860
1,147 (a) Werner Enterprises, Inc 30,189
1,710 (a) XPO, Inc 221,052
TOTAL TRANSPORTATION 12,279,777
UTILITIES - 2.3%
9,453 AES Corp 124,401
696 (a) Allete, Inc 46,214
3,722 Alliant Energy Corp 250,900
3,939 Ameren Corp 411,153
7,770 American Electric Power Co, Inc 874,125
420 (a) American States Water Co 30,794
2,804 American Water Works Co, Inc 390,289
2,236 Atmos Energy Corp 381,797
1,326 (a) Avista Corp 50,136
1,043 Black Hills Corp 64,238
1,571 (a),(b) Brookfield Infrastructure Corp 64,600
2,251 (a),(b) Brookfield Renewable Corp 77,479
829 (a) Cadiz, Inc 3,913
934 (a) California Water Service Group 42,861

SHARES DESCRIPTION VALUE
UTILITIES (continued)
9,499 Centerpoint Energy, Inc $ 368,561
358 Chesapeake Utilities Corp 48,219
545 Clearway Energy, Inc (Class A) 14,677
1,281 Clearway Energy, Inc (Class C) 36,188
4,154 CMS Energy Corp 304,322
5,088 Consolidated Edison, Inc 511,446
268 (a) Consolidated Water Co, Inc 9,455
4,504 Constellation Energy Corp 1,482,131
12,323 Dominion Energy, Inc 753,798
2,956 (a) DTE Energy Co 418,067
11,040 Duke Energy Corp 1,366,200
5,289 Edison International 292,376
6,384 Entergy Corp 594,925
4,093 Essential Utilities, Inc 163,311
3,168 Evergy, Inc 240,831
5,408 Eversource Energy 384,725
14,844 Exelon Corp 668,128
7,852 FirstEnergy Corp 359,779
572 (a) Genie Energy Ltd 8,551
765 (a) Global Water Resources, Inc 7,879
345 (a) Hallador Energy Co 6,752
2,154 (a) Hawaiian Electric Industries, Inc 23,780
772 Idacorp, Inc 102,020
2,999 MDU Resources Group, Inc 53,412
685 MGE Energy, Inc 57,663
240 (a) Middlesex Water Co 12,989
1,443 (a),(b) Montauk Renewables, Inc 2,900
1,095 National Fuel Gas Co 101,145
1,561 New Jersey Resources Corp 75,162
29,889 NextEra Energy, Inc 2,256,321
6,256 NiSource, Inc 270,885
666 (a) Northwest Natural Holding Co 29,923
812 (a) NorthWestern Corp 47,591
2,882 NRG Energy, Inc 466,740
2,668 OGE Energy Corp 123,448
1,461 (a),(b) Oklo, Inc 163,091
919 ONE Gas, Inc 74,384
846 Ormat Technologies, Inc 81,428
743 Otter Tail Corp 60,904
31,893 PG&E Corp 480,946
1,604 Pinnacle West Capital Corp 143,815
1,358 PNM Resources, Inc 76,795
1,106 Portland General Electric Co 48,664
10,591 (a) PPL Corp 393,562
7,169 Public Service Enterprise Group, Inc 598,325
250 (a) Pure Cycle Corp 2,768
191 (a) RGC Resources, Inc 4,286
9,323 Sempra Energy 838,884
216 (a) SJW Corp 10,519
15,663 Southern Co 1,484,383
728 Southwest Gas Holdings Inc 57,032
880 Spire, Inc 71,738
654 (a) Talen Energy Corp 278,199
3,105 UGI Corp 103,272
537 (a) Unitil Corp 25,701
4,951 Vistra Corp 970,000
4,569 WEC Energy Group, Inc 523,562
8,497 Xcel Energy, Inc 685,283

Stock Index

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
203 (a) York Water Co $ 6,175
TOTAL UTILITIES 21,660,916
TOTAL COMMON STOCKS
(Cost $196,216,075) 925,373,173
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 01/02/30 8
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 245
TOTAL RIGHTS/WARRANTS
(Cost $237) 245
TOTAL LONG-TERM INVESTMENTS
(Cost $196,216,312) 925,373,418
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
2,449,094 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(f) 2,449,094
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,449,094) 2,449,094
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
$ 6,527,000 (g) Fixed Income Clearing Corporation 4 .200 10/01/25 6,527,000
TOTAL REPURCHASE AGREEMENT 6,527,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,527,000) 6,527,000
TOTAL INVESTMENTS - 100.4%
(Cost $205,192,406) 934,349,512
OTHER ASSETS & LIABILITIES, NET - (0.4)% (3,649,456)
NET ASSETS - 100.0% $ 930,700,056
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,071,682.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $6,527,761 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
0.625%–3.625% and maturity dates 5/15/30–9/30/30, valued at $6,657,699.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 19 12/19/25  $ 6,341,645 $ 6,401,813 $ 60,167

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $925,372,798 $— $375 $925,373,173
Rights/Warrants — — 245 245
Investments purchased with collateral from securities lending 2,449,094 — — 2,449,094
Short-Term Investments
:
Repurchase agreement — 6,527,000 — 6,527,000
Investments in Derivatives
:
Futures contracts* 60,167 — — 60,167
Total $927,882,059 $6,527,000 $620 $934,409,679
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Small Cap Equity
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.2%
2,161 (a) Cooper-Standard Holdings, Inc $ 79,806
1,461 (a) Dorman Products, Inc 227,741
6,353 (a) Fox Factory Holding Corp 154,314
14,120 (a) Garrett Motion, Inc 192,314
2,380 (a) Gentherm, Inc 81,063
30,670 (a),(b) Solid Power, Inc 106,425
TOTAL AUTOMOBILES & COMPONENTS 841,663
BANKS - 10.2%
2,145 Amalgamated Financial Corp 58,237
4,743 Ameris Bancorp 347,709
10,890 (a) Associated Banc-Corp 279,982
3,324 (a) Axos Financial, Inc 281,377
5,284 Bank of NT Butterfield & Son Ltd 226,789
5,767 Berkshire Hills Bancorp, Inc 136,736
6,122 Cadence Bank 229,820
2,785 Central Pacific Financial Corp 84,497
5,838 (a) Columbia Banking System, Inc 150,270
5,380 ConnectOne Bancorp, Inc 133,478
5,450 (a) Customers Bancorp, Inc 356,266
12,280 (a) Eastern Bankshares, Inc 222,882
2,943 (a) First Bancorp 155,655
8,286 (a) First Busey Corp 191,821
7,093 First Financial Bancorp 179,098
1,765 (a) First Financial Corp 99,617
4,487 First Merchants Corp 169,160
2,170 Hancock Whitney Corp 135,864
8,281 (a) Heritage Commerce Corp 82,230
3,346 (a) Heritage Financial Corp 80,940
4,276 (a) Horizon Bancorp, Inc 68,459
2,096 Independent Bank Corp 64,924
2,651 (a) Metropolitan Bank Holding Corp 198,348
3,981 (a) National Bank Holdings Corp 153,826
12,253 (a) Northwest Bancshares, Inc 151,815
5,633 OceanFirst Financial Corp 98,972
8,189 (a) OFG Bancorp 356,140
5,615 Old National Bancorp 123,249
1,451 Pathward Financial, Inc 107,388
12,223 (a) Provident Financial Services, Inc 235,659
3,107 S&T Bancorp, Inc 116,792
4,789 (a) Towne Bank 165,556
5,370 (a) Trustmark Corp 212,652
4,167 UMB Financial Corp 493,164
8,223 (a) United Bankshares, Inc 305,978
9,140 (a) United Community Banks, Inc 286,539
2,882 Veritex Holdings, Inc 96,633
7,878 (a) WesBanco, Inc 251,544
3,029 (a) Westamerica Bancorporation 151,420
1,197 (a) WSFS Financial Corp 64,554
TOTAL BANKS 7,306,040
CAPITAL GOODS - 14.1%
4,825 (a) 3D Systems Corp 13,993
7,401 (a) American Superconductor Corp 439,545
2,900 (a) Apogee Enterprises, Inc 126,353
5,299 (a) Astronics Corp 241,687
3,570 Atmus Filtration Technologies, Inc 160,971
2,270 AZZ, Inc 247,725
10,602 (a) Bloom Energy Corp 896,612
4,893 (a) Blue Bird Corp 281,592

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
7,842 (a) Centuri Holdings, Inc $ 166,015
88 Comfort Systems USA, Inc 72,616
6,553 (a) DNOW, Inc 99,933
1,021 (a) Dycom Industries, Inc 297,887
1,770 ESCO Technologies, Inc 373,665
3,492 (a) Federal Signal Corp 415,513
2,380 (a) Franklin Electric Co, Inc 226,576
396 (a) FTAI Aviation Ltd 66,077
1,051 (a) Gibraltar Industries, Inc 66,003
3,081 (a) Granite Construction, Inc 337,832
1,705 (a) Griffon Corp 129,836
9,103 (a) Hillman Solutions Corp 83,566
3,114 (a) Leonardo DRS, Inc 141,376
580 McGrath RentCorp 68,034
4,040 (a) Mercury Computer Systems, Inc 312,696
2,397 (a) Mueller Industries, Inc 242,361
11,197 Mueller Water Products, Inc (Class A) 285,748
8,256 (a) NEXTracker, Inc 610,861
4,970 (a),(b) Palladyne AI Corp 42,692
62,497 (a),(b) Plug Power, Inc 145,618
2,458 Primoris Services Corp 337,557
3,062 (a) Proto Labs, Inc 153,192
12,308 (a) Resideo Technologies, Inc 531,459
4,194 (a) REV Group, Inc 237,674
2,599 (a) SPX Technologies, Inc 485,441
1,605 (a) Sterling Construction Co, Inc 545,186
944 (a) Tecnoglass, Inc 63,163
4,630 (a) Tutor Perini Corp 303,682
3,093 (a) V2X, Inc 179,672
206 (a) Watts Water Technologies, Inc (Class A) 57,532
3,145 (a) Worthington Enterprises, Inc 174,516
6,322 (a) Xometry, Inc 344,359
2,547 (a) Zurn Elkay Water Solutions Corp 119,785
TOTAL CAPITAL GOODS 10,126,601
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
2,970 Barrett Business Services, Inc 131,630
1,430 CSG Systems International, Inc 92,063
6,183 (a) ExlService Holdings, Inc 272,238
5,716 (a) Healthcare Services Group 96,200
2,465 (a) Heidrick & Struggles International, Inc 122,683
3,654 (a) Innodata, Inc 281,614
7,443 Interface, Inc 215,401
9,152 (a) Legalzoom.com, Inc 94,998
7,066 (a) Montrose Environmental Group, Inc 194,032
19,110 (a) Planet Labs PBC 248,048
712 (a) Unifirst Corp 119,039
12,244 (a) Upwork, Inc 227,371
860 (a) Willdan Group, Inc 83,153
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,178,470
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
3,963 (a) Abercrombie & Fitch Co (Class A) 339,035
12,121 American Eagle Outfitters, Inc 207,390
3,350 (a) Buckle, Inc 196,511
1,880 (a) Build-A-Bear Workshop, Inc 122,595
4,870 Camping World Holdings, Inc 76,897
304 (a) Carvana Co 114,681
7,267 (a),(b) GigaCloud Technology, Inc 206,383
7,115 (a) ODP Corp 198,153
17,120 (a) Overstock.com, Inc 167,605
39,020 (a) Petco Health & Wellness Co, Inc 151,007
5,480 (a) RealReal, Inc 58,252
6,300 (a) Revolve Group, Inc 134,190

Small Cap Equity

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,230 (a) Urban Outfitters, Inc $ 87,859
2,566 (a) Victoria's Secret & Co 69,641
11,868 (a) Warby Parker, Inc 327,320
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,457,519
CONSUMER DURABLES & APPAREL - 1.9%
5,930 (a) Callaway Golf Co 56,335
22,340 (a) Figs, Inc 149,454
3,530 Meritage Homes Corp 255,678
32,109 (a) Peloton Interactive, Inc 288,981
1,780 (a) Skyline Champion Corp 135,939
13,290 (a) Sonos, Inc 209,982
3,395 (a) Taylor Morrison Home Corp 224,104
1,488 (a) Tri Pointe Homes, Inc 50,547
TOTAL CONSUMER DURABLES & APPAREL 1,371,020
CONSUMER SERVICES - 3.6%
16,866 (a) Coursera, Inc 197,501
5,013 (a) Frontdoor, Inc 337,325
11,180 (a) Genius Sports Ltd 138,408
9,743 (a) Laureate Education, Inc 307,294
1,098 (a) Monarch Casino & Resort, Inc 116,212
6,240 Perdoceo Education Corp 234,998
940 Red Rock Resorts, Inc 57,396
14,376 (a) Rush Street Interactive, Inc 294,421
5,810 (a),(b) Serve Robotics, Inc 67,570
2,124 (a) Shake Shack, Inc 198,828
946 (a) Strategic Education, Inc 81,366
1,453 (a) Stride, Inc 216,410
16,451 (a) Super Group SGHC Ltd 217,153
3,771 (a) Universal Technical Institute, Inc 122,746
TOTAL CONSUMER SERVICES 2,587,628
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
1,938 (a) Chefs' Warehouse, Inc 113,044
1,449 (a) Sprouts Farmers Market, Inc 157,651
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 270,695
ENERGY - 5.0%
10,889 Archrock, Inc 286,490
8,002 (a) Ardmore Shipping Corp 94,984
5,260 California Resources Corp 279,727
8,959 (a) CNX Resources Corp 287,763
4,010 (a) CVR Energy, Inc 146,285
9,337 (a) Delek US Holdings, Inc 301,305
3,289 Excelerate Energy, Inc 82,850
1,173 Golar LNG Ltd 47,401
18,610 (a) Green Plains, Inc 163,582
7,159 Liberty Energy, Inc 88,342
6,960 (a) Lightbridge Corp 147,622
10,512 Magnolia Oil & Gas Corp 250,921
17,757 (a) NextDecade Corp 120,570
9,144 (a) Oceaneering International, Inc 226,588
5,980 (a) Oil States International, Inc 36,239
9,320 (a) Par Pacific Holdings, Inc 330,114
20,504 (a) Patterson-UTI Energy, Inc 106,211
4,790 PBF Energy, Inc 144,514
3,152 (a) Rex American Resources Corp 96,514
7,525 SM Energy Co 187,899
5,156 (a) Teekay Corp Ltd 42,176
20,730 (a) Tetra Technologies, Inc 119,197
TOTAL ENERGY 3,587,294
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.4%
7,039 (a) American Assets Trust, Inc 143,033
12,469 Broadstone Net Lease, Inc 222,821
9,043 Corporate Office Properties Trust 262,790

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
14,340 Douglas Emmett, Inc $ 223,274
3,510 (a) Easterly Government Properties, Inc 80,484
9,420 Empire State Realty Trust, Inc 72,157
6,576 Essential Properties Realty Trust, Inc 195,702
6,842 InvenTrust Properties Corp 195,818
11,658 Kite Realty Group Trust 259,973
5,514 (a) LTC Properties, Inc 203,246
9,190 NETSTREIT Corp 165,971
14,471 (a) Paramount Group, Inc 94,640
7,957 Phillips Edison & Co, Inc 273,164
18,503 RLJ Lodging Trust 133,222
7,149 Summit Hotel Properties, Inc 39,248
9,318 (c) Tanger Factory Outlet Centers, Inc 315,321
10,692 Urban Edge Properties 218,865
5,047 Washington REIT 85,093
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,184,822
FINANCIAL SERVICES - 5.8%
4,969 (a) Artisan Partners Asset Management, Inc 215,655
36,406 (c) BGC Group, Inc 344,401
1,394 (a) Dave, Inc 277,894
4,386 (a) Enact Holdings, Inc 168,159
4,060 (a) Encore Capital Group, Inc 169,464
4,538 Essent Group Ltd 288,435
8,937 (a) Green Dot Corp 120,024
4,325 Jackson Financial, Inc 437,820
7,160 (a) LendingClub Corp 108,760
2,099 (a) LendingTree, Inc 135,868
6,400 (a) NCR Corp ATM 251,584
7,439 (a) NMI Holdings, Inc 285,211
6,997 (a) OppFi, Inc 79,276
8,320 (a) P10, Inc 90,522
24,367 (a) Pagseguro Digital Ltd 243,670
32,274 (a) Payoneer Global, Inc 195,258
7,994 Radian Group, Inc 289,543
21,835 (a) Repay Holdings Corp 114,197
3,638 Victory Capital Holdings, Inc 235,597
701 (a) Virtus Investment Partners, Inc 133,211
TOTAL FINANCIAL SERVICES 4,184,549
FOOD, BEVERAGE & TOBACCO - 0.7%
3,735 (a) Calavo Growers, Inc 96,139
2,944 Cal-Maine Foods, Inc 277,031
7,819 (a) Dole plc 105,087
TOTAL FOOD, BEVERAGE & TOBACCO 478,257
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
13,131 (a) Alignment Healthcare, Inc 229,136
8,479 (a) Angiodynamics, Inc 94,710
5,046 (a) AtriCure, Inc 177,871
1,410 (a) Aveanna Healthcare Holdings, Inc 12,507
8,230 (a) BrightSpring Health Services, Inc 243,279
23,419 (a) Brookdale Senior Living, Inc 198,359
6,007 (a) Castle Biosciences, Inc 136,779
10,342 (a) Concentra Group Holdings Parent, Inc 216,458
471 (a) Corvel Corp 36,465
6,180 (a) Enovis Corp 187,501
4,985 (a) Fulgent Genetics, Inc 112,661
2,727 (a) Guardant Health, Inc 170,383
2,348 (a),(b) Hims & Hers Health, Inc 133,179
1,565 (a) iRhythm Technologies, Inc 269,164
13,023 (a) LifeMD, Inc 88,426
27,192 (a) LifeStance Health Group, Inc 149,556
4,487 (a) LivaNova plc 235,029
15,241 (a) Neogen Corp 87,026

Small Cap Equity

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
11,617 (a) Novocure Ltd $ 150,092
3,751 (a) Omnicell, Inc 114,218
5,416 (a) Option Care Health, Inc 150,348
11,526 (a) Pediatrix Medical Group, Inc 193,061
5,530 (a) Pennant Group, Inc 139,467
6,247 (a) Phreesia, Inc 146,929
5,557 (a) Privia Health Group, Inc 138,369
8,617 (a) Progyny, Inc 185,438
1,070 (a) Schrodinger, Inc 21,464
8,714 (a) Select Medical Holdings Corp 111,888
7,225 (a) Tandem Diabetes Care, Inc 87,712
22,130 (a) Teladoc Health, Inc 171,065
3,021 (a) Waystar Holding Corp 114,556
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,503,096
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,851 (a) BellRing Brands, Inc 67,284
8,053 (a) Honest Co, Inc 29,635
2,460 (a) USANA Health Sciences, Inc 67,773
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 164,692
INSURANCE - 0.9%
8,767 (a) Fidelis Insurance Holdings Ltd 159,121
7,889 (a) Hamilton Insurance Group Ltd 195,647
3,740 (a) Kingstone Cos, Inc 54,978
855 (a) Palomar Holdings, Inc 99,821
4,060 (a) Universal Insurance Holdings, Inc 106,778
TOTAL INSURANCE 616,345
MATERIALS - 4.4%
30,338 (a) Ardagh Metal Packaging S.A. 121,049
6,257 Avient Corp 206,168
1,906 (a) Balchem Corp 286,014
248 Carpenter Technology Corp 60,894
36,096 (a) Coeur Mining, Inc 677,161
14,977 (a) Constellium SE 222,858
9,470 (a) Critical Metals Corp 58,903
1,740 H.B. Fuller Co 103,147
20,840 Hecla Mining Co 252,164
1,030 Innospec, Inc 79,475
1,971 (a) Intrepid Potash, Inc 60,273
1,818 Olympic Steel, Inc 55,358
5,718 (a) Rayonier Advanced Materials, Inc 41,284
7,895 (a) Schweitzer-Mauduit International, Inc 89,292
2,523 Sensient Technologies Corp 236,784
16,523 (a) SSR Mining, Inc 403,492
4,690 (a) Trimas Corp 181,222
TOTAL MATERIALS 3,135,538
MEDIA & ENTERTAINMENT - 1.9%
1,390 (a) Atlanta Braves Holdings, Inc 57,810
1,859 (a) Cargurus, Inc 69,211
6,660 (a) EverQuote, Inc 152,314
7,828 (a) Grindr, Inc 117,577
16,550 (a) Integral Ad Science Holding Corp 168,313
14,707 (a) Lionsgate Studios Corp 101,478
4,045 (a) Madison Square Garden Entertainment Corp 182,996
11,503 (a) Magnite, Inc 250,535
5,909 (a) PubMatic, Inc 48,927
8,488 (a) QuinStreet, Inc 131,309
1,010 (a),(b) Sphere Entertainment Co 62,741
TOTAL MEDIA & ENTERTAINMENT 1,343,211
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
6,184 (a) Acadia Pharmaceuticals, Inc 131,967
17,196 (a) Adaptive Biotechnologies Corp 257,252
15,912 (a) ADMA Biologics, Inc 233,270

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
34,690 (a) Akebia Therapeutics, Inc $ 94,704
5,724 (a) Alkermes plc 171,720
28,646 (a) Amicus Therapeutics, Inc 225,730
19,488 (a) Amneal Pharmaceuticals, Inc 195,075
5,859 (a) AnaptysBio, Inc 179,403
590 (a) ANI Pharmaceuticals, Inc 54,044
11,720 (a) Arcutis Biotherapeutics, Inc 220,922
35,349 (a) Ardelyx, Inc 194,773
4,610 (a) Avadel Pharmaceuticals plc 70,395
21,977 (a) BioCryst Pharmaceuticals, Inc 166,805
4,800 (a) Brooks Automation, Inc 137,856
6,550 (a) ChromaDex Corp 61,111
7,150 (a) Cogent Biosciences, Inc 102,674
6,147 (a),(b) CorMedix, Inc 71,490
36,480 (a) Editas Medicine, Inc 126,586
65,630 (a),(b) Esperion Thereapeutics, Inc 173,919
13,042 (a) Evolus, Inc 80,078
16,620 (a) Fortrea Holdings, Inc 139,940
5,270 (a) Indivior plc 127,060
8,470 (a) Innoviva, Inc 154,578
2,703 (a) Insmed, Inc 389,259
78 (a) Madrigal Pharmaceuticals, Inc 35,775
33,221 (a) MannKind Corp 178,397
4,279 (a) Mirum Pharmaceuticals, Inc 313,693
8,789 (a) Myriad Genetics, Inc 63,544
49,890 (a),(b) Nuvation Bio, Inc 184,593
3,332 (a) Pacira BioSciences, Inc 85,866
16,530 (a),(b) Perspective Therapeutics, Inc 56,698
3,954 Phibro Animal Health Corp 159,979
11,445 (a) Prothena Corp plc 111,703
5,655 (a) PTC Therapeutics, Inc 347,047
9,077 (a) REGENXBIO, Inc 87,593
1,580 (a) Supernus Pharmaceuticals, Inc 75,508
11,290 (a) Syndax Pharmaceuticals, Inc 173,697
15,880 (a),(b) Tango Therapeutics, Inc 133,392
3,226 (a) Tarsus Pharmaceuticals, Inc 191,721
15,951 (a) Terns Pharmaceuticals, Inc 119,792
6,148 (a) TG Therapeutics, Inc 222,097
9,476 (a) Travere Therapeutics, Inc 226,476
6,010 (a) Twist Bioscience Corp 169,121
7,925 (a),(b) UroGen Pharma Ltd 158,104
1,739 (a) Veracyte, Inc 59,700
26,629 (a) Xeris Biopharma Holdings, Inc 216,760
9,132 (a) Zymeworks, Inc 155,975
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,287,842
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
32,001 (a) Compass, Inc 256,968
18,134 (a) Cushman & Wakefield plc 288,693
10,785 Kennedy-Wilson Holdings, Inc 89,731
14,282 (a) Newmark Group, Inc 266,360
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 901,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
3,275 (a) Ambarella, Inc 270,253
4,228 (a) Credo Technology Group Holding Ltd 615,639
4,690 (a) Penguin Solutions, Inc 123,253
6,489 (a) Rambus, Inc 676,154
5,201 (a) Semtech Corp 371,611
10,110 (a),(b) SkyWater Technology, Inc 188,653
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,245,563
SOFTWARE & SERVICES - 6.3%
12,424 (a) Amplitude, Inc 133,185
5,335 (a) Appian Corp 163,091

Small Cap Equity

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
9,530 (a) Asana, Inc $ 127,321
12,406 (a) AvePoint, Inc 186,214
2,900 (a) Blackbaud, Inc 186,499
7,860 (a) Braze, Inc 223,538
6,553 (a) Cerence, Inc 81,650
12,352 (a) Clearwater Analytics Holdings, Inc 222,583
2,256 (a) Commvault Systems, Inc 425,888
16,370 (a) Fastly, Inc 139,963
6,060 (a) Five9, Inc 146,652
14,908 (a) Freshworks, Inc 175,467
5,401 (a) Intapp, Inc 220,901
17,255 (a) Jamf Holding Corp 184,629
8,833 (a) Pagaya Technologies Ltd 262,252
11,122 (a) Porch Group, Inc 186,627
7,417 (a) PROS Holdings, Inc 169,923
663 (a) Q2 Holdings, Inc 47,995
6,874 (a) Rapid7, Inc 128,888
5,934 (a) SEMrush Holdings, Inc 42,013
7,722 (a) Sprout Social, Inc 99,768
1,841 (a) SPS Commerce, Inc 191,722
7,472 (a) Tenable Holdings, Inc 217,884
3,910 (a) TSS, Inc 70,810
2,715 (a) Varonis Systems, Inc 156,031
10,465 (a) Weave Communications, Inc 69,906
14,798 (a) Zeta Global Holdings Corp 294,036
TOTAL SOFTWARE & SERVICES 4,555,436
TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
29,177 (a) CommScope Holding Co, Inc 451,660
3,326 (a) Diebold Nixdorf, Inc 189,682
2,686 (a) ePlus, Inc 190,733
12,727 (a) Extreme Networks, Inc 262,812
1,227 (a) Fabrinet 447,389
5,801 (a) Knowles Corp 135,221
8,489 (a) Netscout Systems, Inc 219,271
649 (a) OSI Systems, Inc 161,757
1,232 (a) Quantum Computing, Inc 22,681
5,538 (a) Sanmina Corp 637,479
3,834 (a) Scansource, Inc 168,658
1,715 (a) Super Micro Computer, Inc 82,217
8,114 (a) TTM Technologies, Inc 467,366
8,746 (a) Viasat, Inc 256,258
13,680 Vishay Intertechnology, Inc 209,304
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,902,488
TELECOMMUNICATION SERVICES - 0.8%
5,691 (a) Bandwidth, Inc 94,869
8,410 (a) Gogo, Inc 72,242
2,687 (a) IDT Corp 140,557
49,142 (a) Lumen Technologies, Inc 300,749
TOTAL TELECOMMUNICATION SERVICES 608,417
TRANSPORTATION - 1.6%
2,460 (a) Allegiant Travel Co 149,494
8,050 (a) Costamare, Inc 95,876
4,130 (a) Forward Air Corp 105,893
4,040 (a) Genco Shipping & Trading Ltd 71,912
4,983 (a) Hub Group, Inc (Class A) 171,615
626 (a) Matson, Inc 61,717
4,553 (a) Skywest, Inc 458,123
TOTAL TRANSPORTATION 1,114,630
UTILITIES - 3.4%
5,636 (a) Avista Corp 213,097
4,773 Black Hills Corp 293,969
7,634 (a),(b) Brookfield Infrastructure Corp 313,910

Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
5,000 (a) California Water Service Group $ 229,450
18,192 (a) Hawaiian Electric Industries, Inc 200,840
4,651 (a) NorthWestern Corp 272,595
7,570 Portland General Electric Co 333,080
3,111 (a) SJW Corp 151,506
1,586 Southwest Gas Holdings Inc 124,247
3,387 Spire, Inc 276,108
1,429 (a) Unitil Corp 68,392
TOTAL UTILITIES 2,477,194
TOTAL COMMON STOCKS
(Cost $54,783,520) 71,430,762
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,099 (d) Eli Lilly & Co 12/31/49 1,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,952
TOTAL RIGHTS/WARRANTS
(Cost $1,952) 1,952
TOTAL LONG-TERM INVESTMENTS
(Cost $54,785,472) 71,432,714
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
945,829 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(f) 945,829
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $945,829) 945,829
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0.8%
$ 596,000 (g) Fixed Income Clearing Corporation 4 .200 10/01/25 596,000
TOTAL REPURCHASE AGREEMENT 596,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $596,000) 596,000
TOTAL INVESTMENTS - 101.5%
(Cost $56,327,301) 72,974,543
OTHER ASSETS & LIABILITIES, NET - (1.5)% (1,106,993)
NET ASSETS - 100.0% $ 71,867,550
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,622,521.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $596,070 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $607,988.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 4 12/19/25  $ 483,237 $ 491,100 $ 7,863

Small Cap Equity

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Small Cap Equity
Long-Term Investments
:
Common stocks $71,430,762 $— $— $71,430,762
Rights/Warrants — — 1,952 1,952
Investments purchased with collateral from securities lending 945,829 — — 945,829
Short-Term Investments
:
Repurchase agreement — 596,000 — 596,000
Investments in Derivatives
:
Futures contracts* 7,863 — — 7,863
Total $72,384,454 $596,000 $1,952 $72,982,406
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).